                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 21261

                                 Rydex ETF Trust
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                           --------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ----------------

                    Date of fiscal year end: October 31, 2007
                                            -----------------

                    Date of reporting period: April 30, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  April 30, 2007
                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF
                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                               RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                           RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                          RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                          RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                            RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                           RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                            RYDEX S&P EQUAL WEIGHT UTILITIES ETF

[GRAPHIC]                                               [RYDEX INVESTMENTS LOGO]

                                                            SEMI-ANNUAL REPORT 1

   TABLE OF CONTENTS
--------------------------------------------------------------------------------

   LETTER TO OUR SHAREHOLDERS..................................     2

   FEES & EXPENSES.............................................     4

   PORTFOLIO SUMMARY...........................................     5

   SCHEDULE OF INVESTMENTS.....................................    22

   STATEMENTS OF ASSETS AND LIABILITIES........................    61

   STATEMENTS OF OPERATIONS....................................    65

   STATEMENTS OF CHANGES IN NET ASSETS.........................    69

   FINANCIAL HIGHLIGHTS........................................    76

   NOTES TO FINANCIAL STATEMENTS...............................    82

   SUPPLEMENTAL INFORMATION....................................    88

 SEMI-ANNUAL REPORT 2

--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

The period ended April 30 was a positive environment for investors in nearly all asset classes. Although economic growth in the U.S. showed unmistakable signs of slowing, that was a positive development for both equity and fixed-income investors as it mitigated inflationary pressures, allowing interest rates to fall and take pressure off the Federal Reserve Bank. The global economy, on the other hand, raced ahead as the rapidly growing economies of Brazil, Russia, India and China continued their breakneck economic expansions. International equity markets surged higher and were, once again, one of the most profitable areas for investors over the past year.

Despite the fact that U.S. equity markets continued to be buffeted by crosscurrents over high and volatile energy prices and uncertainty about the future course of monetary policy, equity prices rose strongly during this period. The bellwether S&P 500(R) Index rose nearly 8.60% on a total return basis, with the Dow Jones Industrial Average up an even more robust 9.41%.

If there was an overriding theme to domestic equity markets during this period, it was the ongoing debate over the future direction of interest rates. It is frequently said that markets climb a wall of worry, and examination of return patterns bears this out. Investors sought exposure to stocks, but they wanted to play it safe at the same time. The defensive mindset favored value stocks. With the possibility of a damaging market reversal present in investors' minds, inexpensive stocks seemed to be the safer play. The S&P/Citigroup 500 Pure Value Index, which combines the attributes of both size and low valuations, rose 12.07% compared to a gain of 8.41% for the S&P/Citigroup 600 Small Cap Pure Growth Index. The 17.93% gain for the S&P 500 Utilities Index -- one of the strongest of all 10 of the sector indices -- reinforced the defensive orientation on the part of many investors during the period.

With the pullback in stock prices in late February and early March, equities are more attractively valued now and have some room to rally going forward. That said, we think the preference for defense at home and exposure to the rapidly growing global economy is here for some time to come. Our outlook for stock prices is further enhanced if the Fed begins to cut interest rates, something we anticipate, but not until later this year.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ DAVID C. REILLY, CFA
David Reilly, CFA
Director of Portfolio Strategies

All sources: Bloomberg

                                                            SEMI-ANNUAL REPORT 3

                      (This page intentionally left blank)

 SEMI-ANNUAL REPORT 4

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                              BEGINNING       ENDING        EXPENSES PAID
                                                                ACCOUNT      ACCOUNT               DURING
                                                                  VALUE        VALUE              PERIOD*
                                                              11/1/2006    4/30/2007   11/1/06 TO 4/30/07
                                                              ---------   ----------   ------------------
ACTUAL
  Rydex S&P Equal Weight ETF................................  $1,000.00   $1,105.60          $2.09
  Rydex Russell Top 50 ETF..................................  $1,000.00   $1,066.60          $1.02
  Rydex S&P 500 Pure Value ETF..............................  $1,000.00   $1,118.50          $1.84
  Rydex S&P 500 Pure Growth ETF.............................  $1,000.00   $1,082.40          $1.81
  Rydex S&P MidCap 400 Pure Value ETF.......................  $1,000.00   $1,132.30          $1.85
  Rydex S&P MidCap 400 Pure Growth ETF......................  $1,000.00   $1,125.40          $1.84
  Rydex S&P SmallCap 600 Pure Value ETF.....................  $1,000.00   $1,085.60          $1.81
  Rydex S&P SmallCap 600 Pure Growth ETF....................  $1,000.00   $1,082.20          $1.81
  Rydex S&P Equal Weight Consumer Discretionary ETF**.......  $1,000.00   $1,095.10          $2.58
  Rydex S&P Equal Weight Consumer Staples ETF**.............  $1,000.00   $1,095.00          $2.58
  Rydex S&P Equal Weight Energy ETF**.......................  $1,000.00   $1,160.60          $2.66
  Rydex S&P Equal Weight Financials ETF**...................  $1,000.00   $1,075.80          $2.56
  Rydex S&P Equal Weight Health Care ETF**..................  $1,000.00   $1,148.90          $2.65
  Rydex S&P Equal Weight Industrials ETF**..................  $1,000.00   $1,126.40          $2.62
  Rydex S&P Equal Weight Materials ETF**....................  $1,000.00   $1,178.00          $2.69
  Rydex S&P Equal Weight Technology ETF**...................  $1,000.00   $1,084.00          $2.57
  Rydex S&P Equal Weight Utilities ETF**....................  $1,000.00   $1,159.60          $2.66
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex S&P Equal Weight ETF................................  $1,000.00   $1,022.81          $2.01
  Rydex Russell Top 50 ETF..................................  $1,000.00   $1,023.80          $1.00
  Rydex S&P 500 Pure Value ETF..............................  $1,000.00   $1,023.06          $1.76
  Rydex S&P 500 Pure Growth ETF.............................  $1,000.00   $1,023.06          $1.76
  Rydex S&P MidCap 400 Pure Value ETF.......................  $1,000.00   $1,023.06          $1.76
  Rydex S&P MidCap 400 Pure Growth ETF......................  $1,000.00   $1,023.06          $1.76
  Rydex S&P SmallCap 600 Pure Value ETF.....................  $1,000.00   $1,023.06          $1.76
  Rydex S&P SmallCap 600 Pure Growth ETF....................  $1,000.00   $1,023.06          $1.76
  Rydex S&P Equal Weight Consumer Discretionary ETF**.......  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Consumer Staples ETF**.............  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Energy ETF**.......................  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Financials ETF**...................  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Health Care ETF**..................  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Industrials ETF**..................  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Materials ETF**....................  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Technology ETF**...................  $1,000.00   $1,022.32          $2.49
  Rydex S&P Equal Weight Utilities ETF**....................  $1,000.00   $1,022.32          $2.49

---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, 0.20%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%,
   0.50%, 0.50%, 0.50% and 0.50% respectively, multiplied by the average account value of the period, multiplied by days in the period, divided by 365.

** Fund commenced operations on 11/1/06

                                                            SEMI-ANNUAL REPORT 5

Rydex S&P Equal Weight ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
---------------------------------------------------------------------------------
                        DESCRIPTION                              % OF NET ASSETS
---------------------------------------------------------------------------------
MEDIMMUNE, INC.                                                      0.33%
AMAZON.COM, INC.                                                     0.30%
SCHERING-PLOUGH CORP.                                                0.26%
CUMMINS, INC.                                                        0.25%
FIRST DATA CORP.                                                     0.25%
SLM CORP.                                                            0.24%
BAKER HUGHES, INC.                                                   0.24%
PEABODY ENERGY CORP.                                                 0.24%
WHIRLPOOL CORP.                                                      0.24%
HARMAN INTERNATIONAL INDUSTRIES, INC.                                0.23%
---------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                                                       18.13
Consumer Discretionary                                                           17.19
Information Technology                                                           14.51
Industrials                                                                      11.58
Health Care                                                                      10.52
Consumer Staples                                                                  7.13
Utilities                                                                         6.68
Energy                                                                            6.31
Materials                                                                         5.96
Telecommunication Services                                                        1.99

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 6

Rydex Russell Top 50 ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                   7.26%
GENERAL ELECTRIC CO.                                                6.12%
CITIGROUP, INC.                                                     4.25%
MICROSOFT CORP.                                                     4.24%
AT&T, INC.                                                          3.88%
BANK OF AMERICA CORP.                                               3.71%
PROCTER & GAMBLE CO.                                                3.37%
PFIZER, INC.                                                        3.04%
JOHNSON & JOHNSON                                                   2.98%
JPMORGAN CHASE & CO.                                                2.83%
--------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                                                       22.14
Information Technology                                                           18.07
Health Care                                                                      14.36
Energy                                                                           11.89
Industrials                                                                      10.15
Consumer Staples                                                                  9.10
Consumer Discretionary                                                            7.67
Telecommunication Services                                                        6.62

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 7

Rydex S&P 500 Pure Value ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
FORD MOTOR CO.                                                       2.32%
EMBARQ CORP.                                                         1.93%
FEDERAL NATIONAL MORTGAGE ASSOCIATION                                1.70%
INTEGRYS ENERGY GROUP, INC.                                          1.66%
SUPERVALU, INC.                                                      1.66%
SANMINA-SCI CORP.                                                    1.57%
TYSON FOODS, INC. -- CLASS A                                         1.36%
DTE ENERGY CO.                                                       1.22%
GENERAL MOTORS CORP.                                                 1.22%
DILLARD'S, INC. -- CLASS A                                           1.20%
--------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                                                       21.74
Utilities                                                                        21.04
Consumer Discretionary                                                           16.15
Materials                                                                         8.91
Consumer Staples                                                                  7.84
Telecommunication Services                                                        7.56
Industrials                                                                       6.86
Information Technology                                                            3.95
Health Care                                                                       3.65
Energy                                                                            2.30

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 8

Rydex S&P 500 Pure Growth ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
AMAZON.COM, INC.                                                     1.84%
EXPRESS SCRIPTS, INC.                                                1.44%
HOSPIRA, INC.                                                        1.42%
XTO ENERGY, INC.                                                     1.30%
COACH, INC.                                                          1.30%
GILEAD SCIENCES, INC.                                                1.26%
APOLLO GROUP, INC. -- CLASS A                                        1.22%
COVENTRY HEALTH CARE, INC.                                           1.22%
ZIMMER HOLDINGS, INC.                                                1.20%
COGNIZANT TECHNOLOGY SOLUTIONS CORP. -- CLASS A                      1.19%
--------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Health Care                                                                      22.46
Consumer Discretionary                                                           19.94
Information Technology                                                           17.85
Energy                                                                            9.20
Consumer Staples                                                                  9.04
Industrials                                                                       8.50
Financials                                                                        8.15
Materials                                                                         4.04
Utilities                                                                         0.82

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 9

Rydex S&P Midcap 400 Pure Value ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
AVIS BUDGET GROUP, INC.                                              2.84%
LEAR CORP.                                                           2.39%
LYONDELL CHEMICAL CO.                                                2.12%
UNIVERSAL CORP.                                                      2.00%
FURNITURE BRANDS INTERNATIONAL, INC.                                 1.94%
AVNET, INC.                                                          1.90%
YRC WORLDWIDE, INC.                                                  1.67%
FIRST AMERICAN CORP.                                                 1.57%
ENERGY EAST CORP.                                                    1.57%
WESTWOOD ONE, INC.                                                   1.52%
--------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                                           23.68
Utilities                                                                        22.48
Materials                                                                        14.89
Financials                                                                       14.80
Industrials                                                                      10.02
Information Technology                                                            6.99
Consumer Staples                                                                  6.26
Energy                                                                            0.51
Telecommunication Services                                                        0.37

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 10

Rydex S&P Midcap 400 Pure Growth ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
AEROPOSTALE, INC.                                                    1.79%
PAR PHARMACEUTICAL COS., INC.                                        1.71%
NVR, INC.                                                            1.59%
CHICO'S FAS, INC.                                                    1.56%
ENERGIZER HOLDINGS, INC.                                             1.46%
CYTYC CORP.                                                          1.45%
CAREER EDUCATION CORP.                                               1.42%
DST SYSTEMS, INC.                                                    1.41%
CORINTHIAN COLLEGES, INC.                                            1.38%
ITT EDUCATIONAL SERVICES, INC.                                       1.38%
--------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                                           29.37
Industrials                                                                      20.68
Health Care                                                                      19.51
Information Technology                                                            8.87
Energy                                                                            8.68
Financials                                                                        8.50
Materials                                                                         2.33
Consumer Staples                                                                  1.71
Utilities                                                                         0.35

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 11

Rydex S&P Smallcap 600 Pure Value ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
STEEL TECHNOLOGIES, INC.                                             2.14%
LIBBEY, INC.                                                         2.01%
RYERSON, INC.                                                        1.97%
NASH FINCH CO.                                                       1.97%
LANDAMERICA FINANCIAL GROUP, INC.                                    1.53%
CENTRAL VERMONT PUBLIC SERVICE CORP.                                 1.37%
POPE & TALBOT, INC.                                                  1.35%
STANDARD MOTOR PRODUCTS, INC.                                        1.31%
CHESAPEAKE CORP.                                                     1.28%
LA-Z-BOY, INC.                                                       1.21%
--------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                                                           23.79
Industrials                                                                      17.26
Financials                                                                       15.95
Materials                                                                        15.55
Utilities                                                                         9.47
Information Technology                                                            6.71
Consumer Staples                                                                  6.39
Health Care                                                                       4.88

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 12

Rydex S&P Smallcap 600 Pure Growth ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------------------------------
                        DESCRIPTION                            % OF NET ASSETS
-------------------------------------------------------------------------------
BIOSITE, INC.                                                       1.82%
VERTRUE, INC.                                                       1.33%
FLIR SYSTEMS, INC.                                                  1.32%
WEBEX COMMUNICATIONS, INC.                                          1.16%
PORTFOLIO RECOVERY ASSOCIATES, INC.                                 1.14%
BANKRATE, INC.                                                      1.12%
PRE-PAID LEGAL SERVICES, INC.                                       1.11%
POSSIS MEDICAL, INC.                                                1.10%
J2 GLOBAL COMMUNICATIONS, INC.                                      1.10%
INTEGRA LIFESCIENCES HOLDINGS CORP.                                 1.09%
-------------------------------------------------------------------------------

SECTOR ALLOCATIONS*

(PIE CHART)

Health Care                                                                      20.26
Consumer Discretionary                                                           19.79
Information Technology                                                           19.43
Industrials                                                                      15.92
Financials                                                                        9.90
Energy                                                                            8.37
Consumer Staples                                                                  4.12
Materials                                                                         1.67
Telecommunication Services                                                        0.54

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 13

Rydex S&P Equal Weight Consumer Discretionary ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
---------------------------------------------------------------------------------
                        DESCRIPTION                              % OF NET ASSETS
---------------------------------------------------------------------------------
AMAZON.COM, INC.                                                      1.73%
WHIRLPOOL CORP.                                                       1.34%
HARMAN INTERNATIONAL INDUSTRIES, INC.                                 1.33%
WENDY'S INTERNATIONAL, INC.                                           1.30%
GOODYEAR TIRE & RUBBER CO.                                            1.26%
SNAP-ON, INC.                                                         1.21%
TRIBUNE CO.                                                           1.21%
RADIOSHACK CORP.                                                      1.19%
TIFFANY & CO.                                                         1.19%
MCDONALD'S CORP.                                                      1.19%
---------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Media                                                                            18.76
Specialty Retail                                                                 18.63
Household Durables                                                               14.72
Hotels, Restaurants & Leisure                                                    13.48
Multiline Retail                                                                 11.14
Textiles & Apparel                                                                6.72
Leisure Equipment & Products                                                      4.52
Automobiles                                                                       3.39
Internet & Catalog Retail                                                         2.86
Auto Components                                                                   2.41
Diversified Consumer Services                                                     2.28
Distributors                                                                      1.09

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 14

Rydex S&P Equal Weight Consumer Staples ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
---------------------------------------------------------------------------------
                        DESCRIPTION                              % OF NET ASSETS
---------------------------------------------------------------------------------
SUPERVALU, INC.                                                       2.97%
CONSTELLATION BRANDS, INC. -- CLASS A                                 2.83%
ARCHER-DANIELS-MIDLAND CO.                                            2.81%
TYSON FOODS, INC. -- CLASS A                                          2.79%
WM. WRIGLEY JR. CO.                                                   2.79%
KROGER CO.                                                            2.70%
COCA-COLA CO. (THE)                                                   2.69%
CVS CORP.                                                             2.67%
ALTRIA GROUP, INC.                                                    2.64%
COCA-COLA ENTERPRISES, INC.                                           2.64%
---------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                                                    32.78
Food & Staples Retailing                                                         23.26
Beverages                                                                        20.75
Household Products                                                               10.30
Tobacco                                                                           7.71
Personal Products                                                                 5.20

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 15

Rydex S&P Equal Weight Energy ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
---------------------------------------------------------------------------------
                        DESCRIPTION                              % OF NET ASSETS
---------------------------------------------------------------------------------
BAKER HUGHES, INC.                                                    3.42%
PEABODY ENERGY CORP.                                                  3.36%
ROWAN COS., INC.                                                      3.22%
SMITH INTERNATIONAL, INC.                                             3.21%
WEATHERFORD INTERNATIONAL LTD.                                        3.20%
ANADARKO PETROLEUM CORP.                                              3.16%
VALERO ENERGY CORP.                                                   3.15%
NATIONAL-OILWELL VARCO, INC.                                          3.14%
CONSOL ENERGY, INC.                                                   3.09%
SCHLUMBERGER LTD.                                                     3.09%
---------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE GRAPH)

Oil, Gas & Consumable Fuels                                                      63.11
Energy Equipment & Services                                                      36.89

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 16

Rydex S&P Equal Weight Financials ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
SLM CORP.                                                           1.36%
JANUS CAPITAL GROUP, INC.                                           1.31%
CIT GROUP, INC.                                                     1.22%
FRANKLIN RESOURCES, INC.                                            1.21%
XL CAPITAL LTD. -- CLASS A                                          1.21%
MERRILL LYNCH & CO., INC.                                           1.19%
MORGAN STANLEY                                                      1.19%
UNUMPROVIDENT CORP.                                                 1.19%
AFLAC, INC.                                                         1.19%
GOLDMAN SACHS GROUP, INC.                                           1.17%
--------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                                                        27.34
Commercial Banks                                                                 20.29
Capital Markets                                                                  19.59
Real Estate Investments Trusts (REITs)                                           13.71
Thrifts & Mortgage Finance                                                        7.70
Diversified Financial Services                                                    6.74
Consumer Finance                                                                  3.58
Real Estate Management & Development                                              1.05

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 17

Rydex S&P Equal Weight Health Care ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
MEDIMMUNE, INC.                                                     2.94%
SCHERING-PLOUGH CORP.                                               2.28%
MANOR CARE, INC.                                                    2.04%
MERCK & CO., INC.                                                   2.02%
BAUSCH & LOMB, INC.                                                 2.01%
CELGENE CORP.                                                       1.99%
GILEAD SCIENCES, INC.                                               1.98%
TENET HEALTHCARE CORP.                                              1.97%
EXPRESS SCRIPTS, INC.                                               1.96%
WYETH                                                               1.94%
--------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services                                                 29.10
Pharmaceuticals                                                                  26.26
Health Care Equipment & Supplies                                                 21.42
Biotechnology                                                                    12.45
Life Science Tools & Services                                                     9.03
Health Care Technology                                                            1.74

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 18

Rydex S&P Equal Weight Industrials ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
---------------------------------------------------------------------------------
                        DESCRIPTION                              % OF NET ASSETS
---------------------------------------------------------------------------------
CUMMINS, INC.                                                        2.41%
PACCAR, INC.                                                         2.11%
HONEYWELL INTERNATIONAL, INC.                                        2.09%
CATERPILLAR, INC.                                                    2.09%
UNION PACIFIC CORP.                                                  2.07%
TEREX CORP.                                                          2.07%
R.R. DONNELLEY & SONS CO.                                            2.06%
GOODRICH CORP.                                                       2.05%
TEXTRON, INC.                                                        2.05%
C.H. ROBINSON WORLDWIDE, INC.                                        2.04%
---------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Machinery                                                                       25.80%
Aerospace & Defense                                                             18.91%
Commercial Services & Supplies                                                  16.66%
Road & Rail                                                                      9.93%
Industrial Conglomerates                                                         7.92%
Electrical Equipment                                                             5.79%
Air Freight & Logistics                                                          5.62%
Building Products                                                                3.67%
Trading Companies & Distributors                                                 1.99%
Construction & Engineering                                                       1.97%
Airlines                                                                         1.74%

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 19

Rydex S&P Equal Weight Materials ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
MONSANTO CO.                                                         3.89%
UNITED STATES STEEL CORP.                                            3.88%
MEADWESTVACO CORP.                                                   3.87%
BALL CORP.                                                           3.81%
EASTMAN CHEMICAL CO.                                                 3.79%
FREEPORT-MCMORAN COPPER & GOLD, INC. -- CLASS B                      3.76%
PACTIV CORP.                                                         3.75%
VULCAN MATERIALS CO.                                                 3.66%
INTERNATIONAL PAPER CO.                                              3.64%
PRAXAIR, INC.                                                        3.63%
--------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                                                        45.69
Metals & Mining                                                                  21.69
Containers & Packaging                                                           18.03
Paper & Forest Products                                                          10.93
Construction Materials                                                            3.66

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 20

Rydex S&P Equal Weight Technology ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
FIRST DATA CORP.                                                     1.68%
JUNIPER NETWORKS, INC.                                               1.58%
PMC -- SIERRA, INC.                                                  1.51%
AFFILIATED COMPUTER SERVICES, INC. -- CLASS A                        1.50%
EMC CORP.                                                            1.50%
NVIDIA CORP.                                                         1.49%
CIENA CORP.                                                          1.48%
FIDELITY NATIONAL INFORMATION SERVICES, INC.                         1.48%
XILINX, INC.                                                         1.48%
ADC TELECOMMUNICATIONS, INC.                                         1.44%
--------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment                                         24.29
It Services                                                                      16.33
Software                                                                         16.26
Computers & Peripherals                                                          14.72
Communications Equipment                                                         13.90
Electronic Equipment & Instruments                                                7.73
Internet Software & Services                                                      5.36
Office Electronics                                                                1.41

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 21

Rydex S&P Equal Weight Utilities ETF
PORTFOLIO SUMMARY                                                 April 30, 2007
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------
                        DESCRIPTION                             % OF NET ASSETS
--------------------------------------------------------------------------------
PPL CORP.                                                            2.61%
EXELON CORP.                                                         2.60%
ENTERGY CORP.                                                        2.57%
QUESTAR CORP.                                                        2.57%
ALLEGHENY ENERGY, INC.                                               2.55%
EMBARQ CORP.                                                         2.54%
PUBLIC SERVICE ENTERPRISE GROUP, INC.                                2.52%
DYNEGY, INC.                                                         2.50%
PG&E CORP.                                                           2.48%
AMERICAN ELECTRIC POWER CO., INC.                                    2.47%
--------------------------------------------------------------------------------

INDUSTRY ALLOCATIONS*

(PIE CHART)

Electric Utilities                                                              32.11%
Multi-Utilities                                                                 31.53%
Diversified Telecommunication Services                                          16.87%
Independent Power Producers & Energy Traders                                     9.74%
Gas Utilities                                                                    5.05%
Wireless Telecommunication Services                                              4.70%

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

 SEMI-ANNUAL REPORT 22

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.0%
  Boeing Co. .....................................     47,356       $4,404,108
  General Dynamics Corp. .........................     55,314        4,342,149
  Goodrich Corp. .................................     85,945        4,885,114
  Honeywell International, Inc. ..................     91,375        4,950,698
  L-3 Communications Holdings, Inc. ..............     51,549        4,635,802
  Lockheed Martin Corp. ..........................     43,960        4,226,314
  Northrop Grumman Corp. .........................     58,771        4,327,896
  Raytheon Co. ...................................     81,495        4,363,242
  Rockwell Collins, Inc. .........................     63,218        4,151,526
  United Technologies Corp. ......................     66,800        4,484,284
                                                                --------------
TOTAL AEROSPACE & DEFENSE                                           44,771,133
                                                                --------------

  AIR FREIGHT & LOGISTICS 0.6%
  C.H. Robinson Worldwide, Inc. ..................     90,369        4,831,127
  FedEx Corp. ....................................     38,533        4,062,919
  United Parcel Service, Inc. -- Class B..........     62,072        4,371,731
                                                                --------------
TOTAL AIR FREIGHT & LOGISTICS                                       13,265,777
                                                                --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................    287,582        4,126,802
                                                                --------------
TOTAL AIRLINES                                                       4,126,802
                                                                --------------
  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*.....................    151,350        5,033,901
  Johnson Controls, Inc. .........................     45,357        4,641,382
                                                                --------------
TOTAL AUTO COMPONENTS                                                9,675,283
                                                                --------------

  AUTOMOBILES 0.6%
  Ford Motor Co. .................................    567,297        4,561,068
  General Motors Corp. ...........................    146,657        4,580,098
  Harley-Davidson, Inc. ..........................     70,461        4,461,590
                                                                --------------
TOTAL AUTOMOBILES                                                   13,602,756
                                                                --------------

  BEVERAGES 1.6%
  Anheuser-Busch Cos., Inc. ......................     86,354        4,247,753
  Brown-Forman Corp. -- Class B...................     66,283        4,237,472
  Coca-Cola Co. (The).............................     91,259        4,762,807
  Coca-Cola Enterprises, Inc. ....................    211,523        4,640,815
  Constellation Brands, Inc. -- Class A*..........    222,131        4,977,956
  Molson Coors Brewing Co. -- Class B.............     48,501        4,572,674
  Pepsi Bottling Group, Inc. .....................    139,704        4,583,688
  PepsiCo, Inc. ..................................     68,404        4,520,821
                                                                --------------
TOTAL BEVERAGES                                                     36,543,986
                                                                --------------

  BIOTECHNOLOGY 1.4%
  Amgen, Inc.*....................................     71,819        4,606,471
  Biogen Idec, Inc.*..............................     97,729        4,613,786
  Celgene Corp.*..................................     83,281        5,093,466
  Genzyme Corp.*..................................     71,981        4,701,079
  Gilead Sciences, Inc.*..........................     61,362        5,014,502
  MedImmune, Inc.*................................    132,231        7,494,853
                                                                --------------
TOTAL BIOTECHNOLOGY                                                 31,524,157
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  BUILDING PRODUCTS 0.4%
  American Standard Cos., Inc. ...................     80,593       $4,437,451
  Masco Corp. ....................................    154,630        4,207,482
                                                                --------------
TOTAL BUILDING PRODUCTS                                              8,644,933
                                                                --------------

  CAPITAL MARKETS 3.4%
  Ameriprise Financial, Inc. .....................     77,567        4,612,909
  Bank of New York Co., Inc.......................    110,257        4,463,203
  Bear Stearns Cos., Inc. ........................     29,062        4,524,953
  Charles Schwab Corp. ...........................    237,917        4,548,973
  E*Trade Financial Corp.*........................    197,641        4,363,913
  Federated Investors, Inc. -- Class B............    119,898        4,575,308
  Franklin Resources, Inc. .......................     36,703        4,819,471
  Goldman Sachs Group, Inc. ......................     21,347        4,666,668
  Janus Capital Group, Inc. ......................    211,882        5,301,288
  Legg Mason, Inc. ...............................     44,420        4,406,020
  Lehman Brothers Holdings, Inc. .................     59,090        4,448,295
  Mellon Financial Corp. .........................    103,316        4,435,356
  Merrill Lynch & Co., Inc. ......................     53,483        4,825,771
  Morgan Stanley..................................     57,549        4,834,692
  Northern Trust Corp. ...........................     74,063        4,662,266
  State Street Corp. .............................     67,673        4,660,640
  T. Rowe Price Group, Inc. ......................     92,524        4,596,592
                                                                --------------
TOTAL CAPITAL MARKETS                                               78,746,318
                                                                --------------

  CHEMICALS 2.5%
  Air Products & Chemicals, Inc. .................     58,694        4,490,091
  Ashland, Inc. ..................................     67,317        4,035,654
  Dow Chemical Co. (The)..........................     94,111        4,198,292
  Du Pont (E.I.) de Nemours & Co. ................     85,449        4,201,527
  Eastman Chemical Co. ...........................     70,996        4,806,429
  Ecolab, Inc. ...................................    100,579        4,323,891
  Hercules, Inc.*.................................    209,894        3,954,403
  International Flavors & Fragrances, Inc. .......     92,341        4,494,236
  Monsanto Co. ...................................     81,724        4,820,899
  PPG Industries, Inc. ...........................     62,315        4,585,138
  Praxair, Inc. ..................................     70,342        4,540,576
  Rohm & Haas Co. ................................     83,897        4,293,010
  Sigma-Aldrich Corp. ............................    107,179        4,510,092
                                                                --------------
TOTAL CHEMICALS                                                     57,254,238
                                                                --------------

  COMMERCIAL BANKS 3.6%
  BB&T Corp. .....................................    105,668        4,397,902
  Comerica, Inc. .................................     73,170        4,529,955
  Commerce Bancorp, Inc. .........................    130,077        4,349,775
  Compass Bancshares, Inc. .......................     64,175        4,375,451
  Fifth Third Bancorp.............................    109,210        4,432,834
  First Horizon National Corp. ...................    104,734        4,106,620
  Huntington Bancshares, Inc. ....................    193,365        4,288,836
  KeyCorp.........................................    116,563        4,158,968
  M&T Bank Corp. .................................     37,181        4,139,733
  Marshall & Ilsley Corp. ........................     92,665        4,449,773
  National City Corp. ............................    119,336        4,361,731
  PNC Financial Services Group, Inc. .............     61,313        4,543,293
  Regions Financial Corp. ........................    123,962        4,349,827
  SunTrust Banks, Inc. ...........................     51,429        4,341,636

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Synovus Financial Corp. ........................    133,511       $4,213,607
  U.S. Bancorp....................................    122,031        4,191,765
  Wachovia Corp. .................................     77,807        4,321,401
  Wells Fargo & Co. ..............................    126,268        4,531,758
  Zions Bancorp...................................     50,774        4,153,313
                                                                --------------
TOTAL COMMERCIAL BANKS                                              82,238,178
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 1.7%
  Allied Waste Industries, Inc.*..................    348,912        4,664,953
  Avery Dennison Corp.*...........................     66,859        4,158,630
  Cintas Corp. ...................................    108,297        4,057,889
  Equifax, Inc. ..................................    116,042        4,618,472
  Monster Worldwide, Inc.*........................     90,644        3,811,580
  Pitney Bowes, Inc. .............................     94,841        4,552,368
  R.R. Donnelley & Sons Co. ......................    119,939        4,821,548
  Robert Half International, Inc. ................    116,403        3,876,220
  Waste Management, Inc. .........................    128,074        4,791,248
                                                                --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                39,352,908
                                                                --------------

  COMMUNICATIONS EQUIPMENT 2.0%
  ADC Telecommunications, Inc.*...................    263,348        4,845,603
  Avaya, Inc.*....................................    367,461        4,747,596
  Ciena Corp.*....................................    169,725        4,949,181
  Cisco Systems, Inc.*............................    166,019        4,439,348
  Corning, Inc.*..................................    197,374        4,681,711
  JDS Uniphase Corp.*.............................    282,323        4,652,683
  Juniper Networks, Inc.*.........................    234,985        5,254,265
  Motorola, Inc. .................................    235,184        4,075,739
  QUALCOMM, Inc. .................................     98,414        4,310,533
  Tellabs, Inc.*..................................    432,004        4,587,883
                                                                --------------
TOTAL COMMUNICATIONS EQUIPMENT                                      46,544,542
                                                                --------------

  COMPUTERS & PERIPHERALS 2.2%
  Apple, Inc.*....................................     47,938        4,784,212
  Dell, Inc.*.....................................    191,041        4,816,144
  EMC Corp.*......................................    331,653        5,034,493
  Hewlett-Packard Co. ............................    107,945        4,548,802
  International Business Machines Corp. ..........     46,032        4,704,931
  Lexmark International, Inc. -- Class A*.........     72,685        3,961,332
  NCR Corp.*......................................     90,178        4,544,971
  Network Appliance, Inc.*........................    117,152        4,359,226
  QLogic Corp.*...................................    250,120        4,472,146
  SanDisk Corp.*..................................    105,707        4,592,969
  Sun Microsystems, Inc.*.........................    689,490        3,599,138
                                                                --------------
TOTAL COMPUTERS & PERIPHERALS                                       49,418,364
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ....................................     48,905        4,676,296
                                                                --------------
TOTAL CONSTRUCTION & ENGINEERING                                     4,676,296
                                                                --------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................     36,645        4,531,887
                                                                --------------
TOTAL CONSTRUCTION MATERIALS                                         4,531,887
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  CONSUMER FINANCE 0.6%
  American Express Co. ...........................     76,778       $4,658,121
  Capital One Financial Corp. ....................     56,726        4,212,473
  SLM Corp. ......................................    103,239        5,557,355
                                                                --------------
TOTAL CONSUMER FINANCE                                              14,427,949
                                                                --------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................     94,653        4,797,960
  Bemis Co., Inc. ................................    130,536        4,336,406
  Pactiv Corp.*...................................    136,500        4,720,170
  Sealed Air Corp. ...............................    135,524        4,458,740
  Temple-Inland, Inc. ............................     74,017        4,384,767
                                                                --------------
TOTAL CONTAINERS & PACKAGING                                        22,698,043
                                                                --------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................     88,382        4,366,955
                                                                --------------
TOTAL DISTRIBUTORS                                                   4,366,955
                                                                --------------

  DIVERSIFIED CONSUMER SERVICES 0.4%
  Apollo Group, Inc. -- Class A*..................     93,721        4,433,003
  H&R Block, Inc. ................................    205,457        4,645,383
                                                                --------------
TOTAL DIVERSIFIED CONSUMER SERVICES                                  9,078,386
                                                                --------------

  DIVERSIFIED FINANCIAL SERVICES 1.2%
  Bank of America Corp. ..........................     86,030        4,378,927
  Chicago Mercantile Exchange Holdings, Inc. .....      8,080        4,175,340
  CIT Group, Inc. ................................     82,588        4,926,374
  Citigroup, Inc. ................................     85,990        4,610,784
  JPMorgan Chase & Co. ...........................     90,371        4,708,329
  Moody's Corp. ..................................     67,713        4,477,184
                                                                --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                27,276,938
                                                                --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
  AT&T, Inc. .....................................    116,047        4,493,340
  CenturyTel, Inc. ...............................     98,414        4,531,965
  Citizens Communications Co. ....................    300,011        4,671,171
  Embarq Corp. ...................................     79,728        4,786,869
  Qwest Communications International, Inc.*.......    497,820        4,420,642
  Verizon Communications, Inc. ...................    118,279        4,515,892
  Windstream Corp.................................    299,536        4,379,216
                                                                --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        31,799,095
                                                                --------------

  ELECTRIC UTILITIES 2.6%
  Allegheny Energy, Inc.*.........................     90,188        4,821,451
  American Electric Power Co., Inc. ..............     92,897        4,665,287
  Duke Energy Corp. ..............................    219,043        4,494,762
  Edison International............................     88,343        4,624,756
  Entergy Corp. ..................................     43,035        4,868,980
  Exelon Corp. ...................................     64,945        4,897,503
  FirstEnergy Corp. ..............................     68,312        4,675,273
  FPL Group, Inc. ................................     72,480        4,665,538
  Integrys Energy Group, Inc. ....................     79,698        4,471,058
  Pinnacle West Capital Corp. ....................     90,795        4,384,491
  PPL Corp. ......................................    113,389        4,944,894

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 24

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Progress Energy, Inc. ..........................     86,599       $4,377,579
  Southern Co. ...................................    120,789        4,564,616
                                                                --------------
TOTAL ELECTRIC UTILITIES                                            60,456,188
                                                                --------------

  ELECTRICAL EQUIPMENT 0.6%
  Cooper Industries Ltd., -- Class A..............     93,003        4,627,829
  Emerson Electric Co. ...........................    101,303        4,760,228
  Rockwell Automation, Inc.*......................     71,488        4,256,396
                                                                --------------
TOTAL ELECTRICAL EQUIPMENT                                          13,644,453
                                                                --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
  Agilent Technologies, Inc.*.....................    135,535        4,658,338
  Jabil Circuit, Inc. ............................    163,844        3,817,565
  Molex, Inc. ....................................    151,247        4,519,260
  Sanmina-SCI Corp.*..............................  1,151,972        3,974,304
  Solectron Corp.*................................  1,337,885        4,481,915
  Tektronix, Inc. ................................    149,475        4,393,070
                                                                --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            25,844,452
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 2.6%
  Baker Hughes, Inc. .............................     67,938        5,461,536
  BJ Services Co. ................................    158,417        4,540,231
  ENSCO International, Inc. ......................     84,396        4,758,246
  Halliburton Co. ................................    133,708        4,247,903
  Nabors Industries Ltd.*.........................    146,173        4,695,077
  National-Oilwell Varco, Inc.*...................     58,683        4,979,253
  Noble Corp. ....................................     57,894        4,875,254
  Rowan Cos., Inc. ...............................    140,510        5,148,286
  Schlumberger Ltd. ..............................     66,800        4,931,844
  Smith International, Inc. ......................     97,618        5,119,088
  Transocean, Inc.*...............................     56,140        4,839,268
  Weatherford International Ltd.*.................     96,997        5,091,373
                                                                --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                   58,687,359
                                                                --------------

  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. .........................     81,007        4,339,545
  CVS Corp. ......................................    129,121        4,679,345
  Kroger Co. .....................................    161,090        4,753,766
  Safeway, Inc. ..................................    123,173        4,471,180
  SUPERVALU, Inc. ................................    113,734        5,220,390
  Sysco Corp. ....................................    131,962        4,320,436
  Wal-Mart Stores, Inc. ..........................     93,270        4,469,498
  Walgreen Co. ...................................     93,602        4,109,128
  Whole Foods Market, Inc. .......................     96,667        4,523,049
                                                                --------------
TOTAL FOOD & STAPLES RETAILING                                      40,886,337
                                                                --------------

  FOOD PRODUCTS 2.5%
  Archer-Daniels-Midland Co. .....................    127,863        4,948,298
  Campbell Soup Co. ..............................    109,043        4,263,581
  ConAgra Foods, Inc. ............................    177,300        4,358,034
  Dean Foods Co. .................................     92,321        3,363,254
  General Mills, Inc. ............................     76,644        4,590,976
  H.J. Heinz Co. .................................     93,347        4,397,577
  Hershey Co. (The)...............................     80,163        4,405,758

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Kellogg Co. ....................................     84,403       $4,465,763
  Kraft Foods, Inc. ..............................    136,006        4,552,121
  McCormick & Co, Inc. ...........................    113,754        4,222,548
  Sara Lee Corp. .................................    258,387        4,240,131
  Tyson Foods, Inc. -- Class A....................    235,468        4,935,409
  Wm. Wrigley Jr. Co. ............................     83,044        4,889,631
                                                                --------------
TOTAL FOOD PRODUCTS                                                 57,633,081
                                                                --------------
  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................     91,018        4,663,762
  Questar Corp. ..................................     49,859        4,842,805
                                                                --------------
TOTAL GAS UTILITIES                                                  9,506,567
                                                                --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
  Bausch & Lomb, Inc. ............................     85,302        5,018,317
  Baxter International, Inc. .....................     83,593        4,733,872
  Becton Dickinson & Co. .........................     57,741        4,543,639
  Biomet, Inc. ...................................    101,625        4,390,200
  Boston Scientific Corp.*........................    287,664        4,441,532
  C.R. Bard, Inc. ................................     54,158        4,502,155
  Hospira, Inc.*..................................    109,000        4,419,950
  Medtronic, Inc. ................................     87,339        4,622,853
  St Jude Medical, Inc.*..........................    113,843        4,871,342
  Stryker Corp. ..................................     66,276        4,303,963
  Varian Medical Systems, Inc.*...................     89,507        3,778,090
  Zimmer Holdings, Inc.*..........................     50,312        4,552,230
                                                                --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              54,178,143
                                                                --------------
  HEALTH CARE PROVIDERS & SERVICES 3.2%
  Aetna, Inc. ....................................    100,166        4,695,782
  AmerisourceBergen Corp. ........................     82,493        4,123,825
  Cardinal Health, Inc. ..........................     60,949        4,263,382
  Cigna Corp. ....................................     30,227        4,703,019
  Coventry Health Care, Inc.*.....................     77,855        4,502,355
  Express Scripts, Inc.*..........................     52,283        4,995,641
  Humana, Inc.*...................................     73,508        4,648,646
  Laboratory Corp. of America Holdings*...........     60,323        4,761,898
  Manor Care, Inc. ...............................     79,831        5,180,233
  McKesson Corp. .................................     77,948        4,585,681
  Medco Health Solutions, Inc.*...................     62,653        4,888,187
  Patterson Cos., Inc.*...........................    129,727        4,677,956
  Quest Diagnostics, Inc. ........................     87,549        4,280,271
  Tenet Healthcare Corp.*.........................    678,877        5,037,267
  UnitedHealth Group, Inc. .......................     79,739        4,230,951
  WellPoint, Inc.*................................     54,603        4,311,999
                                                                --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                              73,887,093
                                                                --------------
  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................    151,257        4,436,368
                                                                --------------
TOTAL HEALTH CARE TECHNOLOGY                                         4,436,368
                                                                --------------
  HOTELS, RESTAURANTS & LEISURE 2.4%
  Carnival Corp. .................................     94,108        4,600,940
  Darden Restaurants, Inc. .......................    108,454        4,498,672
  Harrah's Entertainment, Inc. ...................     51,420        4,386,126
  Hilton Hotels Corp. ............................    128,903        4,382,702

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  International Game Technology, Inc. ............    110,083       $4,198,566
  Marriott International, Inc. -- Class A.........     90,093        4,073,105
  McDonald's Corp. ...............................     98,700        4,765,236
  Starbucks Corp.*................................    143,121        4,439,613
  Starwood Hotels & Resorts Worldwide, Inc. ......     67,519        4,525,123
  Wendy's International, Inc. ....................    138,979        5,239,508
  Wyndham Worldwide Corp.*........................    129,939        4,495,889
  Yum! Brands, Inc. ..............................     73,925        4,573,001
                                                                --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                 54,178,481
                                                                --------------

  HOUSEHOLD DURABLES 2.6%
  Black & Decker Corp. ...........................     51,839        4,702,834
  Centex Corp. ...................................     97,501        4,365,120
  D.R. Horton, Inc. ..............................    187,611        4,161,212
  Fortune Brands, Inc. ...........................     54,714        4,382,591
  Harman International Industries, Inc. ..........     43,717        5,328,665
  KB Home.........................................     93,059        4,104,832
  Leggett & Platt, Inc. ..........................    185,412        4,360,890
  Lennar Corp. -- Class A.........................     94,515        4,036,736
  Newell Rubbermaid, Inc.*........................    141,270        4,332,751
  Pulte Homes, Inc. ..............................    161,867        4,354,222
  Snap-On, Inc. ..................................     88,966        4,848,647
  Stanley Works...................................     79,353        4,624,693
  Whirlpool Corp. ................................     50,759        5,381,977
                                                                --------------
TOTAL HOUSEHOLD DURABLES                                            58,985,170
                                                                --------------

  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................     68,677        4,606,853
  Colgate-Palmolive Co. ..........................     65,907        4,464,540
  Kimberly-Clark Corp. ...........................     64,140        4,564,844
  Procter & Gamble Co. ...........................     69,489        4,468,838
                                                                --------------
TOTAL HOUSEHOLD PRODUCTS                                            18,105,075
                                                                --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  AES Corp.*......................................    207,819        4,569,940
  Constellation Energy Group, Inc. ...............     51,196        4,562,588
  Dynegy, Inc.*...................................    496,935        4,676,158
  TXU Corp. ......................................     68,181        4,471,310
                                                                --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                    18,279,996
                                                                --------------

  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. .........................................     56,705        4,693,473
  General Electric Co. ...........................    124,590        4,592,387
  Textron, Inc. ..................................     47,950        4,875,077
  Tyco International Ltd. ........................    139,300        4,545,359
                                                                --------------
TOTAL INDUSTRIAL CONGLOMERATES                                      18,706,296
                                                                --------------
  INSURANCE 4.8%
  ACE Ltd. .......................................     78,204        4,650,010
  AFLAC, Inc. ....................................     93,671        4,809,069
  Allstate Corp...................................     72,168        4,497,510
  Ambac Financial Group, Inc. ....................     49,897        4,580,545

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  American International Group, Inc. .............     64,121       $4,482,699
  Aon Corp. ......................................    114,040        4,419,050
  Assurant, Inc. .................................     77,609        4,464,846
  Chubb Corp. ....................................     86,771        4,670,883
  Cincinnati Financial Corp. .....................    100,735        4,557,251
  Genworth Financial, Inc. -- Class A.............    124,866        4,556,360
  Hartford Financial Services Group, Inc. ........     45,396        4,594,075
  Lincoln National Corp. .........................     64,887        4,616,710
  Loews Corp. ....................................     98,215        4,647,534
  Marsh & McLennan Cos., Inc. ....................    149,010        4,732,558
  MBIA, Inc. .....................................     65,857        4,581,013
  MetLife, Inc. ..................................     69,430        4,561,551
  Principal Financial Group, Inc. ................     72,220        4,585,248
  Progressive Corp. ..............................    203,773        4,701,043
  Prudential Financial, Inc. .....................     48,341        4,592,395
  SAFECO Corp. ...................................     64,563        4,308,935
  Torchmark Corp. ................................     67,644        4,620,085
  Travelers Cos., Inc. (The)......................     85,631        4,632,637
  UnumProvident Corp. ............................    193,492        4,814,081
  XL Capital Ltd. -- Class A......................     63,228        4,930,519
                                                                --------------
TOTAL INSURANCE                                                    110,606,607
                                                                --------------

  INTERNET & CATALOG RETAIL 0.5%
  Amazon.Com, Inc.*...............................    113,423        6,956,233
  IAC/InterActiveCorp*............................    117,386        4,474,754
                                                                --------------
TOTAL INTERNET & CATALOG RETAIL                                     11,430,987
                                                                --------------

  INTERNET SOFTWARE & SERVICES 0.8%
  eBay, Inc.*.....................................    135,455        4,597,343
  Google, Inc. -- Class A*........................      9,667        4,556,830
  VeriSign, Inc.*.................................    173,869        4,755,317
  Yahoo!, Inc.*...................................    143,322        4,018,749
                                                                --------------
TOTAL INTERNET SOFTWARE & SERVICES                                  17,928,239
                                                                --------------

  IT SERVICES 2.4%
  Affiliated Computer Services, Inc. -- Class
    A*............................................     83,579        5,007,218
  Automatic Data Processing, Inc. ................     99,174        4,439,028
  Cognizant Technology Solutions Corp. -- Class
    A*............................................     48,143        4,303,984
  Computer Sciences Corp.*........................     84,120        4,672,025
  Convergys Corp.*................................    171,663        4,336,207
  Electronic Data Systems Corp. ..................    156,338        4,571,323
  Fidelity National Information Services, Inc. ...     97,770        4,940,318
  First Data Corp. ...............................    174,675        5,659,470
  Fiserv, Inc.*...................................     83,868        4,459,262
  Paychex, Inc. ..................................    107,598        3,991,886
  Unisys Corp.*...................................    518,196        4,062,657
  Western Union Co. (The).........................    197,509        4,157,564
                                                                --------------
TOTAL IT SERVICES                                                   54,600,942
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................    135,793        4,448,579
  Eastman Kodak Co. ..............................    187,321        4,666,166

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 26

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Hasbro, Inc. ...................................    147,056       $4,648,440
  Mattel, Inc. ...................................    154,524        4,373,029
                                                                --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                  18,136,214
                                                                --------------
  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Applera Corp. -- Applied Biosystems Group.......    148,244        4,631,143
  Millipore Corp.*................................     60,440        4,462,285
  PerkinElmer, Inc. ..............................    184,517        4,465,311
  Thermo Electron Corp.*..........................     95,229        4,957,622
  Waters Corp.*...................................     76,683        4,557,271
                                                                --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                                23,073,632
                                                                --------------
  MACHINERY 2.7%
  Caterpillar, Inc. ..............................     67,742        4,919,424
  Cummins, Inc. ..................................     62,417        5,752,351
  Danaher Corp. ..................................     60,565        4,311,622
  Deere & Co. ....................................     38,838        4,248,877
  Dover Corp. ....................................     90,188        4,339,847
  Eaton Corp. ....................................     52,363        4,671,303
  Illinois Tool Works, Inc. ......................     85,605        4,392,393
  Ingersoll-Rand Co., Ltd. -- Class A.............    100,220        4,474,823
  ITT Corp. ......................................     72,403        4,620,035
  PACCAR, Inc. ...................................     59,777        5,020,072
  Pall Corp. .....................................    113,426        4,758,221
  Parker-Hannifin Corp. ..........................     52,313        4,820,120
  Terex Corp.*....................................     63,243        4,923,468
                                                                --------------
TOTAL MACHINERY                                                     61,252,556
                                                                --------------
  MEDIA 3.3%
  CBS Corp. -- Class B............................    142,559        4,529,099
  Clear Channel Communications, Inc. .............    121,970        4,321,397
  Comcast Corp. -- Class A*.......................    167,578        4,467,630
  DIRECTV Group, Inc.*............................    191,884        4,574,515
  Dow Jones & Co., Inc. ..........................    125,924        4,574,819
  E.W. Scripps Co. -- Class A.....................     98,521        4,265,959
  Gannett Co., Inc. ..............................     74,118        4,229,173
  Interpublic Group of Cos., Inc.*................    342,361        4,341,137
  McGraw-Hill Cos., Inc. .........................     68,078        4,461,151
  Meredith Corp. .................................     74,828        4,334,038
  New York Times Co. -- Class A...................    176,103        4,120,810
  News Corp. -- Class A...........................    191,918        4,297,044
  Omnicom Group, Inc. ............................     41,428        4,337,926
  Time Warner, Inc. ..............................    220,795        4,555,001
  Tribune Co. ....................................    145,547        4,773,942
  Viacom, Inc. -- Class B*........................    106,687        4,400,839
  Walt Disney Co. ................................    127,289        4,452,569
                                                                --------------
TOTAL MEDIA                                                         75,037,049
                                                                --------------
  METALS & MINING 1.2%
  Alcoa, Inc. ....................................    127,216        4,514,896
  Allegheny Technologies, Inc. ...................     41,644        4,563,349
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................     71,032        4,770,509
  Newmont Mining Corp. (Holding Co.)..............    101,286        4,223,626

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Nucor Corp. ....................................     68,115       $4,322,578
  United States Steel Corp. ......................     47,685        4,841,935
                                                                --------------
TOTAL METALS & MINING                                               27,236,893
                                                                --------------
  MULTI-UTILITIES 2.6%
  Ameren Corp. ...................................     86,776        4,561,814
  CenterPoint Energy, Inc. .......................    245,273        4,618,491
  CMS Energy Corp. ...............................    251,102        4,650,409
  Consolidated Edison, Inc. ......................     88,304        4,526,463
  Dominion Resources, Inc. .......................     50,433        4,599,490
  DTE Energy Co. .................................     92,706        4,689,996
  KeySpan Corp. ..................................    105,006        4,348,298
  NiSource, Inc. .................................    180,348        4,434,757
  PG&E Corp. .....................................     92,665        4,688,849
  Public Service Enterprise Group, Inc. ..........     55,022        4,756,652
  Sempra Energy...................................     71,158        4,517,110
  TECO Energy, Inc. ..............................    256,147        4,597,839
  Xcel Energy, Inc. ..............................    181,733        4,377,948
                                                                --------------
TOTAL MULTI-UTILITIES                                               59,368,116
                                                                --------------
  MULTILINE RETAIL 1.9%
  Big Lots, Inc.*.................................    138,302        4,453,324
  Dillard's, Inc. -- Class A......................    133,441        4,621,062
  Dollar General Corp. ...........................    203,616        4,347,202
  Family Dollar Stores, Inc. .....................    147,663        4,701,590
  Federated Department Stores, Inc. ..............     96,881        4,255,014
  J.C. Penney Holding Co., Inc. ..................     54,032        4,273,391
  Kohl's Corp.*...................................     59,217        4,384,427
  Nordstrom, Inc. ................................     84,006        4,613,609
  Sears Holdings Corp.*...........................     24,555        4,687,795
  Target Corp. ...................................     71,823        4,264,131
                                                                --------------
TOTAL MULTILINE RETAIL                                              44,601,545
                                                                --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*....................................    255,423        4,725,325
                                                                --------------
TOTAL OFFICE ELECTRONICS                                             4,725,325
                                                                --------------
  OIL, GAS & CONSUMABLE FUELS 4.4%
  Anadarko Petroleum Corp. .......................    107,861        5,032,794
  Apache Corp. ...................................     63,618        4,612,305
  Chesapeake Energy Corp. ........................    145,070        4,896,112
  Chevron Corp. ..................................     62,592        4,869,032
  ConocoPhillips..................................     64,840        4,496,654
  CONSOL Energy, Inc. ............................    118,676        4,968,964
  Devon Energy Corp. .............................     66,884        4,873,837
  El Paso Corp. ..................................    307,842        4,617,630
  EOG Resources, Inc. ............................     64,583        4,742,976
  Exxon Mobil Corp. ..............................     60,965        4,839,402
  Hess Corp.......................................     83,189        4,720,976
  Kinder Morgan, Inc. ............................     40,409        4,305,983
  Marathon Oil Corp. .............................     45,890        4,660,130
  Murphy Oil Corp. ...............................     82,617        4,580,286
  Occidental Petroleum Corp. .....................     93,840        4,757,688
  Peabody Energy Corp. ...........................    112,384        5,392,184
  Spectra Energy Corp. ...........................    178,276        4,653,004
  Sunoco, Inc. ...................................     64,725        4,888,679

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Valero Energy Corp. ............................     71,198       $5,000,236
  Williams Cos., Inc. ............................    160,301        4,728,879
  XTO Energy, Inc. ...............................     84,383        4,579,465
                                                                --------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                  100,217,216
                                                                --------------
  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. ........................    121,714        4,591,052
  MeadWestvaco Corp. .............................    145,591        4,856,916
  Weyerhaeuser Co. ...............................     54,109        4,286,515
                                                                --------------
TOTAL PAPER & FOREST PRODUCTS                                       13,734,483
                                                                --------------

  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ............................    114,344        4,550,891
  Estee Lauder Cos., Inc -- Class A...............     89,582        4,606,307
                                                                --------------
TOTAL PERSONAL PRODUCTS                                              9,157,198
                                                                --------------

  PHARMACEUTICALS 2.9%
  Abbott Laboratories.............................     80,380        4,551,116
  Allergan, Inc. .................................     38,847        4,708,256
  Barr Pharmaceuticals, Inc.*.....................     89,793        4,342,389
  Bristol-Myers Squibb Co. .......................    158,917        4,586,345
  Eli Lilly & Co. ................................     82,411        4,872,962
  Forest Laboratories, Inc.*......................     84,909        4,518,008
  Johnson & Johnson...............................     70,787        4,545,941
  King Pharmaceuticals, Inc.*.....................    228,491        4,672,641
  Merck & Co., Inc. ..............................     99,449        5,115,657
  Mylan Laboratories, Inc. .......................    218,527        4,792,297
  Pfizer, Inc. ...................................    171,826        4,546,516
  Schering-Plough Corp. ..........................    184,695        5,860,372
  Watson Pharmaceuticals, Inc.*...................    168,022        4,587,001
  Wyeth...........................................     88,717        4,923,794
                                                                --------------
TOTAL PHARMACEUTICALS                                               66,623,295
                                                                --------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.4%
  Apartment Investment & Management Co. -- Class
    A.............................................     77,450        4,282,985
  Archstone-Smith Trust...........................     79,476        4,141,494
  AvalonBay Communities, Inc. ....................     33,106        4,047,540
  Boston Properties, Inc. ........................     36,481        4,288,706
  Developers Diversified Realty Corp. ............     68,517        4,460,457
  Equity Residential Properties Trust.............     89,749        4,167,046
  Host Hotels & Resorts, Inc. ....................    161,825        4,149,193
  Kimco Realty Corp. .............................     88,362        4,247,561
  Plum Creek Timber Co., Inc. ....................    112,566        4,468,870
  ProLogis........................................     65,257        4,228,654
  Public Storage, Inc. ...........................     44,258        4,130,157
  Simon Property Group, Inc. .....................     38,788        4,471,481
  Vornado Realty Trust............................     35,196        4,175,301
                                                                --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                         55,259,445
                                                                --------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group, Inc. -- Class A*........    129,721        4,391,056
                                                                --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                           4,391,056
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  ROAD & RAIL 1.0%
  Burlington Northern Santa Fe Corp. .............     54,574       $4,777,408
  CSX Corp. ......................................    110,857        4,785,697
  Norfolk Southern Corp. .........................     88,852        4,730,480
  Ryder System, Inc. .............................     86,771        4,567,625
  Union Pacific Corp. ............................     43,475        4,967,019
                                                                --------------
TOTAL ROAD & RAIL                                                   23,828,229
                                                                --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
  Advanced Micro Devices, Inc.*...................    307,585        4,250,825
  Altera Corp.*...................................    205,591        4,634,021
  Analog Devices, Inc. ...........................    121,272        4,683,525
  Applied Materials, Inc. ........................    231,886        4,456,849
  Broadcom Corp. -- Class A*......................    125,617        4,088,833
  Intel Corp. ....................................    224,316        4,822,794
  KLA-Tencor Corp. ...............................     82,449        4,580,042
  Linear Technology Corp. ........................    127,378        4,766,485
  LSI Logic Corp.*................................    422,919        3,594,812
  Maxim Integrated Products, Inc. ................    133,992        4,250,226
  Micron Technology, Inc.*........................    372,790        4,275,901
  National Semiconductor Corp. ...................    171,418        4,508,293
  Novellus Systems, Inc.*.........................    129,909        4,205,154
  NVIDIA Corp.*...................................    150,593        4,953,004
  PMC -- Sierra, Inc.*............................    648,563        5,013,392
  Teradyne, Inc.*.................................    256,147        4,469,765
  Texas Instruments, Inc. ........................    136,505        4,691,677
  Xilinx, Inc. ...................................    167,159        4,927,847
                                                                --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                    81,173,445
                                                                --------------
  SOFTWARE 2.4%
  Adobe Systems, Inc.*............................    110,480        4,591,549
  Autodesk, Inc.*.................................    114,529        4,726,612
  BMC Software, Inc.*.............................    139,206        4,506,098
  CA, Inc. .......................................    169,660        4,624,932
  Citrix Systems, Inc.*...........................    137,558        4,484,391
  Compuware Corp.*................................    460,727        4,547,375
  Electronic Arts, Inc.*..........................     86,267        4,348,719
  Intuit, Inc.*...................................    148,802        4,233,417
  Microsoft Corp. ................................    157,382        4,712,017
  Novell, Inc.*...................................    614,364        4,484,857
  Oracle Corp.*...................................    257,267        4,836,620
  Symantec Corp.*.................................    256,656        4,517,146
                                                                --------------
TOTAL SOFTWARE                                                      54,613,733
                                                                --------------
  SPECIALTY RETAIL 3.3%
  Abercrombie & Fitch Co. -- Class A..............     57,802        4,720,111
  AutoNation, Inc.*...............................    203,706        4,163,751
  AutoZone, Inc.*.................................     34,345        4,569,259
  Bed Bath & Beyond, Inc.*........................    110,282        4,492,889
  Best Buy Co., Inc. .............................     89,295        4,165,612
  Circuit City Stores, Inc. ......................    241,574        4,215,466
  Gap, Inc. ......................................    245,014        4,398,001
  Home Depot, Inc. ...............................    114,687        4,343,197
  Limited Brands, Inc. ...........................    167,401        4,615,245
  Lowe's Cos., Inc. ..............................    138,091        4,220,061

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 28

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Office Depot, Inc.*.............................    124,452       $4,184,076
  OfficeMax, Inc. ................................     86,485        4,256,792
  RadioShack Corp. ...............................    165,425        4,808,905
  Sherwin-Williams Co. ...........................     65,270        4,162,268
  Staples, Inc. ..................................    167,923        4,164,490
  Tiffany & Co. ..................................    100,181        4,777,632
  TJX Cos., Inc. .................................    164,409        4,585,367
                                                                --------------
TOTAL SPECIALTY RETAIL                                              74,843,122
                                                                --------------
  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Coach, Inc.*....................................     87,529        4,274,041
  Jones Apparel Group, Inc. ......................    134,444        4,489,085
  Liz Claiborne, Inc. ............................    100,313        4,485,997
  Nike, Inc. -- Class B...........................     80,598        4,341,008
  Polo Ralph Lauren Corp. ........................     51,034        4,700,742
  V.F. Corp. .....................................     53,006        4,654,457
                                                                --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              26,945,330
                                                                --------------
  THRIFTS & MORTGAGE FINANCE 1.4%
  Countrywide Financial Corp. ....................    121,546        4,506,926
  Federal Home Loan Mortgage Corp. ...............     70,929        4,594,781
  Federal National Mortgage Association...........     79,481        4,683,020
  Hudson City Bancorp, Inc. ......................    318,604        4,243,805
  MGIC Investment Corp. ..........................     73,806        4,547,188
  Sovereign Bancorp, Inc. ........................    172,067        4,176,066
  Washington Mutual, Inc. ........................    106,997        4,491,734
                                                                --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                    31,243,520
                                                                --------------

  TOBACCO 0.6%
  Altria Group, Inc. .............................     67,618        4,660,233
  Reynolds American, Inc. ........................     71,424        4,589,706
  UST, Inc. ......................................     76,168        4,317,202
                                                                --------------
TOTAL TOBACCO                                                       13,567,141
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................     57,094       $4,717,106
                                                                --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               4,717,106
                                                                --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  ALLTEL Corp. ...................................     69,797        4,375,574
  Sprint Nextel Corp. ............................    224,820        4,503,144
                                                                --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            8,878,718
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $2,000,545,266)                                          2,279,171,125
                                                                --------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  4,555,691        4,555,691
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,555,691)                                                  4,555,691
                                                                --------------
TOTAL INVESTMENTS 100.0%
  (Cost $2,005,100,957)                                          2,283,726,816
                                                                --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                         828,074
                                                                --------------
NET ASSETS--100.0%                                              $2,284,554,890
------------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
                                                     SHARES            VALUE
----------------------------------------------------------------------------
COMMON STOCKS 98.8%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co. .....................................     67,494     $6,276,942
  United Technologies Corp. ......................     85,434      5,735,184
                                                                ------------
TOTAL AEROSPACE & DEFENSE                                         12,012,126
                                                                ------------

  AIR FREIGHT & LOGISTICS 0.7%
  United Parcel Service, Inc. -- Class B..........     54,401      3,831,462
                                                                ------------
TOTAL AIR FREIGHT & LOGISTICS                                      3,831,462
                                                                ------------

  BEVERAGES 3.4%
  Coca-Cola Co. (The).............................    172,128      8,983,360
  PepsiCo, Inc. ..................................    139,546      9,222,595
                                                                ------------
TOTAL BEVERAGES                                                   18,205,955
                                                                ------------
  BIOTECHNOLOGY 1.8%
  Amgen, Inc.*....................................     99,591      6,387,767
  Genentech, Inc.*................................     39,469      3,157,125
                                                                ------------
TOTAL BIOTECHNOLOGY                                                9,544,892
                                                                ------------
  CAPITAL MARKETS 4.1%
  Goldman Sachs Group, Inc. ......................     34,495      7,540,952
  Merrill Lynch & Co., Inc. ......................     77,872      7,026,390
  Morgan Stanley..................................     90,476      7,600,889
                                                                ------------
TOTAL CAPITAL MARKETS                                             22,168,231
                                                                ------------

  COMMERCIAL BANKS 3.5%
  Wachovia Corp. .................................    159,326      8,848,966
  Wells Fargo & Co. ..............................    283,844     10,187,161
                                                                ------------
TOTAL COMMERCIAL BANKS                                            19,036,127
                                                                ------------

  COMMUNICATIONS EQUIPMENT 3.7%
  Cisco Systems, Inc.*............................    515,611     13,787,438
  QUALCOMM, Inc. .................................    141,582      6,201,292
                                                                ------------
TOTAL COMMUNICATIONS EQUIPMENT                                    19,988,730
                                                                ------------

  COMPUTERS & PERIPHERALS 5.2%
  Dell, Inc.*.....................................    194,921      4,913,958
  Hewlett-Packard Co. ............................    236,716      9,975,212
  International Business Machines Corp. ..........    130,912     13,380,516
                                                                ------------
TOTAL COMPUTERS & PERIPHERALS                                     28,269,686
                                                                ------------

  CONSUMER FINANCE 1.0%
  American Express Co. ...........................     91,449      5,548,211
                                                                ------------
TOTAL CONSUMER FINANCE                                             5,548,211
                                                                ------------
  DIVERSIFIED FINANCIAL SERVICES 10.8%
  Bank of America Corp. ..........................    392,669     19,986,852
  Citigroup, Inc. ................................    427,743     22,935,580
  JPMorgan Chase & Co. ...........................    293,539     15,293,382
                                                                ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                              58,215,814
                                                                ------------

                                                                      MARKET
                                                     SHARES            VALUE
----------------------------------------------------------------------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
  AT&T, Inc. .....................................    540,803    $20,939,892
  Verizon Communications, Inc. ...................    246,411      9,407,972
                                                                ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      30,347,864
                                                                ------------

  FOOD & STAPLES RETAILING 1.8%
  Wal-Mart Stores, Inc. ..........................    207,796      9,957,584
                                                                ------------
TOTAL FOOD & STAPLES RETAILING                                     9,957,584
                                                                ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Medtronic, Inc. ................................    101,918      5,394,520
                                                                ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             5,394,520
                                                                ------------

  HEALTH CARE PROVIDERS & SERVICES 1.1%
  UnitedHealth Group, Inc. .......................    113,749      6,035,522
                                                                ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                             6,035,522
                                                                ------------

  HOUSEHOLD PRODUCTS 3.4%
  Procter & Gamble Co. ...........................    282,354     18,158,186
                                                                ------------
TOTAL HOUSEHOLD PRODUCTS                                          18,158,186
                                                                ------------

  INDUSTRIAL CONGLOMERATES 7.1%
  3M Co. .........................................     63,713      5,273,525
  General Electric Co. ...........................    894,776     32,981,443
                                                                ------------
TOTAL INDUSTRIAL CONGLOMERATES                                    38,254,968
                                                                ------------

  INSURANCE 2.4%
  American International Group, Inc. .............    186,091     13,009,622
                                                                ------------
TOTAL INSURANCE                                                   13,009,622
                                                                ------------

  INTERNET SOFTWARE & SERVICES 1.5%
  Google, Inc. -- Class A*........................     17,653      8,321,271
                                                                ------------
TOTAL INTERNET SOFTWARE & SERVICES                                 8,321,271
                                                                ------------

  MEDIA 4.5%
  Comcast Corp. -- Class A*.......................    246,802      6,579,741
  Idearc, Inc. ...................................     12,316        427,981
  News Corp. -- Class A...........................    194,533      4,355,594
  Time Warner, Inc. ..............................    323,306      6,669,803
  Walt Disney Co. ................................    174,762      6,113,175
                                                                ------------
TOTAL MEDIA                                                       24,146,294
                                                                ------------

  OIL, GAS & CONSUMABLE FUELS 11.8%
  Chevron Corp. ..................................    187,256     14,566,644
  ConocoPhillips..................................    139,448      9,670,719
  Exxon Mobil Corp. ..............................    492,994     39,133,864
                                                                ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                 63,371,227
                                                                ------------

  PHARMACEUTICALS 10.3%
  Abbott Laboratories.............................    128,879      7,297,129
  Johnson & Johnson...............................    250,093     16,060,972
  Merck & Co., Inc. ..............................    184,347      9,482,810

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 30

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
                                                     SHARES            VALUE
----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Pfizer, Inc. ...................................    618,988    $16,378,423
  Wyeth...........................................    113,652      6,307,686
                                                                ------------
TOTAL PHARMACEUTICALS                                             55,527,020
                                                                ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
  Intel Corp. ....................................    491,368     10,564,412
                                                                ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    10,564,412
                                                                ------------

  SOFTWARE 5.4%
  Microsoft Corp. ................................    763,689     22,864,849
  Oracle Corp.*...................................    335,728      6,311,686
                                                                ------------
TOTAL SOFTWARE                                                    29,176,535
                                                                ------------
  SPECIALTY RETAIL 1.3%
  Home Depot, Inc. ...............................    178,918      6,775,625
                                                                ------------
TOTAL SPECIALTY RETAIL                                             6,775,625
                                                                ------------

  TOBACCO 2.3%
  Altria Group, Inc. .............................    176,396     12,157,212
                                                                ------------
TOTAL TOBACCO                                                     12,157,212
                                                                ------------

                                                                      MARKET
                                                     SHARES            VALUE
----------------------------------------------------------------------------

  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  Sprint Nextel Corp. ............................    244,858     $4,904,506
                                                                ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          4,904,506
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $504,173,883)                                            532,923,602
                                                                ------------
SHORT TERM INVESTMENTS 1.1%
  SSgA Prime Money Market Fund....................  5,871,820      5,871,820
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,871,820)                                                5,871,820
                                                                ------------
TOTAL INVESTMENTS 99.9%
  (Cost $510,045,703)                                            538,795,422
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                          400,947
                                                                ------------
NET ASSETS--100.0%                                              $539,196,369
----------------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.4%
  Goodrich Corp. .................................    2,597       $147,613
  Northrop Grumman Corp. .........................    4,090        301,188
  Raytheon Co. ...................................    2,729        146,111
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                          594,912
                                                              ------------

  AUTO COMPONENTS 1.4%
  Goodyear Tire & Rubber Co.*.....................    8,692        289,096
  Johnson Controls, Inc. .........................    2,926        299,417
                                                              ------------
TOTAL AUTO COMPONENTS                                              588,513
                                                              ------------
  AUTOMOBILES 3.5%
  Ford Motor Co. .................................  125,300      1,007,412
  General Motors Corp. ...........................   16,923        528,505
                                                              ------------
TOTAL AUTOMOBILES                                                1,535,917
                                                              ------------

  BEVERAGES 1.7%
  Coca-Cola Enterprises, Inc. ....................   14,165        310,780
  Molson Coors Brewing Co. -- Class B.............    4,476        421,997
                                                              ------------
TOTAL BEVERAGES                                                    732,777
                                                              ------------

  BUILDING PRODUCTS 0.5%
  Masco Corp. ....................................    7,700        209,517
                                                              ------------
TOTAL BUILDING PRODUCTS                                            209,517
                                                              ------------

  CAPITAL MARKETS 0.3%
  Bear Stearns Cos., Inc. ........................      727        113,194
                                                              ------------
TOTAL CAPITAL MARKETS                                              113,194
                                                              ------------
  CHEMICALS 3.5%
  Air Products & Chemicals, Inc. .................    2,106        161,109
  Ashland, Inc. ..................................    5,392        323,250
  Dow Chemical Co. (The)..........................    8,103        361,475
  Eastman Chemical Co. ...........................    5,052        342,021
  PPG Industries, Inc. ...........................    3,021        222,285
  Rohm & Haas Co. ................................    2,163        110,681
                                                              ------------
TOTAL CHEMICALS                                                  1,520,821
                                                              ------------

  COMMERCIAL BANKS 7.3%
  BB&T Corp. .....................................    4,881        203,147
  Comerica, Inc. .................................    4,626        286,396
  Fifth Third Bancorp.............................    5,001        202,991
  First Horizon National Corp. ...................    9,605        376,612
  Huntington Bancshares, Inc. ....................   10,505        233,001
  KeyCorp.........................................    6,821        243,373
  National City Corp. ............................    9,961        364,074
  PNC Financial Services Group, Inc. .............    2,761        204,590
  Regions Financial Corp. ........................    8,153        286,089
  SunTrust Banks, Inc. ...........................    2,116        178,633
  U.S. Bancorp....................................    4,892        168,040
  Wachovia Corp. .................................    5,129        284,865
  Wells Fargo & Co. ..............................    3,792        136,095
                                                              ------------
TOTAL COMMERCIAL BANKS                                           3,167,906
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Allied Waste Industries, Inc.*..................   15,649       $209,227
  R.R. Donnelley & Sons Co. ......................    9,234        371,207
  Waste Management, Inc. .........................    3,405        127,381
                                                              ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                               707,815
                                                              ------------

  CONTAINERS & PACKAGING 1.4%
  Bemis Co., Inc. ................................    4,313        143,278
  Temple-Inland, Inc. ............................    8,074        478,304
                                                              ------------
TOTAL CONTAINERS & PACKAGING                                       621,582
                                                              ------------

  DISTRIBUTORS 0.4%
  Genuine Parts Co. ..............................    3,785        187,017
                                                              ------------
TOTAL DISTRIBUTORS                                                 187,017
                                                              ------------

  DIVERSIFIED FINANCIAL SERVICES 2.4%
  Bank of America Corp. ..........................    4,391        223,502
  CIT Group, Inc. ................................    4,307        256,913
  Citigroup, Inc. ................................    4,754        254,909
  JPMorgan Chase & Co. ...........................    6,106        318,123
                                                              ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             1,053,447
                                                              ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 6.1%
  AT&T, Inc. .....................................    7,766        300,699
  CenturyTel, Inc. ...............................    3,857        177,615
  Citizens Communications Co. ....................   24,748        385,326
  Embarq Corp. ...................................   13,933        836,537
  Verizon Communications, Inc. ...................   12,037        459,573
  Windstream Corp.*...............................   32,980        482,168
                                                              ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     2,641,918
                                                              ------------

  ELECTRIC UTILITIES 7.9%
  American Electric Power Co., Inc. ..............    6,491        325,978
  Duke Energy Corp. ..............................   15,720        322,574
  Entergy Corp. ..................................    1,679        189,962
  FirstEnergy Corp. ..............................    4,457        305,037
  FPL Group, Inc. ................................    2,973        191,372
  Integrys Energy Group, Inc. ....................   12,871        722,063
  Pinnacle West Capital Corp. ....................    8,982        433,741
  PPL Corp. ......................................    4,079        177,885
  Progress Energy, Inc. ..........................    9,325        471,379
  Southern Co. ...................................    7,833        296,009
                                                              ------------
TOTAL ELECTRIC UTILITIES                                         3,436,000
                                                              ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
  Sanmina-SCI Corp.*..............................  196,973        679,557
  Solectron Corp.*................................  125,003        418,760
                                                              ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         1,098,317
                                                              ------------

  FOOD & STAPLES RETAILING 3.5%
  Costco Wholesale Corp. .........................    3,381        181,120
  Kroger Co. .....................................   12,721        375,397
  Safeway, Inc. ..................................    7,235        262,631
  SUPERVALU, Inc. ................................   15,655        718,564
                                                              ------------
TOTAL FOOD & STAPLES RETAILING                                   1,537,712
                                                              ------------

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 32

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD PRODUCTS 3.0%
  ConAgra Foods, Inc. ............................    8,970       $220,483
  Kraft Foods, Inc. ..............................    5,197        173,943
  Sara Lee Corp. .................................   19,127        313,874
  Tyson Foods, Inc. -- Class A....................   28,158        590,192
                                                              ------------
TOTAL FOOD PRODUCTS                                              1,298,492
                                                              ------------

  GAS UTILITIES 0.9%
  Nicor, Inc. ....................................    7,279        372,976
                                                              ------------
TOTAL GAS UTILITIES                                                372,976
                                                              ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Bausch & Lomb, Inc. ............................    2,140        125,896
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             125,896
                                                              ------------

  HEALTH CARE PROVIDERS & SERVICES 3.0%
  AmerisourceBergen Corp. ........................    8,957        447,761
  McKesson Corp. .................................    6,392        376,041
  Medco Health Solutions, Inc.*...................    2,582        201,448
  Tenet Healthcare Corp.*.........................   35,610        264,226
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           1,289,476
                                                              ------------
  HOTELS, RESTAURANTS & LEISURE 0.4%
  Wyndham Worldwide Corp.*........................    5,470        189,262
                                                              ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                189,262
                                                              ------------

  HOUSEHOLD DURABLES 2.2%
  Leggett & Platt, Inc. ..........................   11,976        281,675
  Newell Rubbermaid, Inc.*........................    4,389        134,611
  Stanley Works...................................    2,238        130,431
  Whirlpool Corp. ................................    3,938        417,546
                                                              ------------
TOTAL HOUSEHOLD DURABLES                                           964,263
                                                              ------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  Dynegy, Inc.*...................................   36,252        341,131
                                                              ------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                   341,131
                                                              ------------

  INSURANCE 7.8%
  ACE Ltd. .......................................    5,321        316,387
  Allstate Corp...................................    4,717        293,963
  Chubb Corp. ....................................    3,334        179,469
  Cincinnati Financial Corp. .....................    7,480        338,395
  Genworth Financial, Inc. -- Class A.............    6,496        237,039
  Hartford Financial Services Group, Inc. ........    2,764        279,717
  Lincoln National Corp. .........................    3,603        256,353
  SAFECO Corp. ...................................    3,165        211,232
  Travelers Cos., Inc. (The)......................    6,085        329,199
  UnumProvident Corp. ............................   18,078        449,781
  XL Capital Ltd. -- Class A......................    6,126        477,706
                                                              ------------
TOTAL INSURANCE                                                  3,369,241
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  IT SERVICES 1.2%
  Computer Sciences Corp.*........................    4,433       $246,209
  Electronic Data Systems Corp. ..................    4,139        121,024
  Unisys Corp.*...................................   18,127        142,116
                                                              ------------
TOTAL IT SERVICES                                                  509,349
                                                              ------------

  LEISURE EQUIPMENT & PRODUCTS 1.5%
  Brunswick Corp. ................................   11,285        369,696
  Eastman Kodak Co. ..............................   10,981        273,537
                                                              ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                 643,233
                                                              ------------

  MACHINERY 1.4%
  Cummins, Inc. ..................................    4,090        376,934
  PACCAR, Inc. ...................................    2,547        213,897
                                                              ------------
TOTAL MACHINERY                                                    590,831
                                                              ------------

  MEDIA 2.7%
  CBS Corp. -- Class B............................   11,928        378,953
  Dow Jones & Co., Inc. ..........................    3,787        137,582
  Gannett Co., Inc. ..............................    2,352        134,205
  New York Times Co. -- Class A...................    7,517        175,898
  Time Warner, Inc. ..............................    6,880        141,934
  Tribune Co. ....................................    6,323        207,394
                                                              ------------
TOTAL MEDIA                                                      1,175,966
                                                              ------------

  METALS & MINING 1.6%
  Alcoa, Inc. ....................................    7,816        277,390
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................    2,738        183,884
  United States Steel Corp. ......................    2,157        219,022
                                                              ------------
TOTAL METALS & MINING                                              680,296
                                                              ------------

  MULTI-UTILITIES 11.4%
  Ameren Corp. ...................................    6,348        333,714
  CenterPoint Energy, Inc. .......................   23,160        436,103
  CMS Energy Corp. ...............................   18,301        338,935
  Consolidated Edison, Inc. ......................    8,371        429,097
  Dominion Resources, Inc. .......................    3,100        282,720
  DTE Energy Co. .................................   10,497        531,043
  KeySpan Corp. ..................................   11,911        493,235
  NiSource, Inc. .................................   20,402        501,685
  PG&E Corp. .....................................    4,862        246,017
  Public Service Enterprise Group, Inc. ..........    3,771        326,003
  Sempra Energy...................................    3,787        240,399
  TECO Energy, Inc. ..............................   18,312        328,700
  Xcel Energy, Inc. ..............................   19,072        459,445
                                                              ------------
TOTAL MULTI-UTILITIES                                            4,947,096
                                                              ------------

  MULTILINE RETAIL 1.5%
  Dillard's, Inc. -- Class A......................   15,006        519,658
  Federated Department Stores, Inc. ..............    2,989        131,277
                                                              ------------
TOTAL MULTILINE RETAIL                                             650,935
                                                              ------------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL, GAS & CONSUMABLE FUELS 2.3%
  ConocoPhillips..................................    5,864       $406,668
  Hess Corp.*.....................................    4,980        282,615
  Marathon Oil Corp. .............................    3,022        306,884
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                  996,167
                                                              ------------
  PAPER & FOREST PRODUCTS 2.4%
  International Paper Co. ........................    7,165        270,264
  MeadWestvaco Corp. .............................   11,627        387,877
  Weyerhaeuser Co. ...............................    4,691        371,621
                                                              ------------
TOTAL PAPER & FOREST PRODUCTS                                    1,029,762
                                                              ------------

  PHARMACEUTICALS 0.4%
  Bristol-Myers Squibb Co. .......................    5,590        161,327
                                                              ------------
TOTAL PHARMACEUTICALS                                              161,327
                                                              ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.3%
  Apartment Investment & Management Co. -- Class
    A.............................................    3,782        209,145
  Boston Properties, Inc. ........................    1,434        168,581
  Plum Creek Timber Co., Inc. ....................    4,917        195,205
                                                              ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                        572,931
                                                              ------------
  ROAD & RAIL 1.2%
  Ryder System, Inc. .............................    6,731        354,320
  Union Pacific Corp. ............................    1,514        172,974
                                                              ------------
TOTAL ROAD & RAIL                                                  527,294
                                                              ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
  Micron Technology, Inc.*........................    8,756        100,431
                                                              ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                     100,431
                                                              ------------

  SPECIALTY RETAIL 2.0%
  AutoNation, Inc.*...............................   20,989        429,015
  Circuit City Stores, Inc. ......................    8,851        154,450
  OfficeMax, Inc. ................................    5,401        265,837
                                                              ------------
TOTAL SPECIALTY RETAIL                                             849,302
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Jones Apparel Group, Inc. ......................    6,180       $206,350
                                                              ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                             206,350
                                                              ------------

  THRIFTS & MORTGAGE FINANCE 2.6%
  Federal National Mortgage Association...........   12,535        738,562
  Washington Mutual, Inc. ........................    9,205        386,426
                                                              ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                 1,124,988
                                                              ------------

  TOBACCO 0.3%
  Reynolds American, Inc. ........................    2,321        149,147
                                                              ------------
TOTAL TOBACCO                                                      149,147
                                                              ------------

  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  ALLTEL Corp. ...................................    4,797        300,724
  Sprint Nextel Corp. ............................   16,204        324,566
                                                              ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          625,290
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $39,886,710)                                            43,238,797
                                                              ------------
SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  102,225        102,225
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $102,225)                                                  102,225
                                                              ------------
TOTAL INVESTMENTS 99.9%
  (Cost $39,988,935)                                            43,341,022
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                         42,131
                                                              ------------
NET ASSETS--100.0%                                             $43,383,153
--------------------------------------------------------------------------

*  Non-Income Producing Security.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 34

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.5%
  General Dynamics Corp. .........................    4,089      $320,986
  L-3 Communications Holdings, Inc. ..............    4,335       389,847
  Rockwell Collins, Inc. .........................    5,253       344,965
  United Technologies Corp. ......................    3,478       233,478
                                                              -----------
TOTAL AEROSPACE & DEFENSE                                       1,289,276
                                                              -----------
  AIR FREIGHT & LOGISTICS 0.6%
  C.H. Robinson Worldwide, Inc. ..................    5,931       317,071
                                                              -----------
TOTAL AIR FREIGHT & LOGISTICS                                     317,071
                                                              -----------
  AUTOMOBILES 0.8%
  Harley-Davidson, Inc. ..........................    6,419       406,451
                                                              -----------
TOTAL AUTOMOBILES                                                 406,451
                                                              -----------
  BEVERAGES 2.4%
  Anheuser-Busch Cos., Inc. ......................    6,831       336,017
  Brown-Forman Corp. -- Class B...................    3,197       204,384
  Pepsi Bottling Group, Inc. .....................   12,669       415,670
  PepsiCo, Inc. ..................................    3,774       249,424
                                                              -----------
TOTAL BEVERAGES                                                 1,205,495
                                                              -----------
  BIOTECHNOLOGY 2.8%
  Amgen, Inc.*....................................    4,900       314,286
  Celgene Corp.*..................................    3,989       243,967
  Genzyme Corp.*..................................    3,144       205,335
  Gilead Sciences, Inc.*..........................    7,941       648,938
                                                              -----------
TOTAL BIOTECHNOLOGY                                             1,412,526
                                                              -----------
  BUILDING PRODUCTS 0.7%
  American Standard Cos., Inc. ...................    6,339       349,025
                                                              -----------
TOTAL BUILDING PRODUCTS                                           349,025
                                                              -----------
  CAPITAL MARKETS 0.8%
  Federated Investors, Inc. -- Class B............   10,418       397,551
                                                              -----------
TOTAL CAPITAL MARKETS                                             397,551
                                                              -----------
  CHEMICALS 1.9%
  Ecolab, Inc. ...................................    6,706       288,291
  International Flavors & Fragrances, Inc. .......    4,250       206,847
  Praxair, Inc. ..................................    2,896       186,937
  Sigma-Aldrich Corp. ............................    6,969       293,256
                                                              -----------
TOTAL CHEMICALS                                                   975,331
                                                              -----------
  COMMERCIAL BANKS 0.6%
  Commerce Bancorp, Inc. .........................    8,432       281,966
                                                              -----------
TOTAL COMMERCIAL BANKS                                            281,966
                                                              -----------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Cintas Corp. ...................................    4,735       177,420
  Pitney Bowes, Inc. .............................    4,981       239,088
                                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                              416,508
                                                              -----------
  COMMUNICATIONS EQUIPMENT 1.0%
  Cisco Systems, Inc.*............................    9,216       246,436
  QUALCOMM, Inc. .................................    6,112       267,705
                                                              -----------
TOTAL COMMUNICATIONS EQUIPMENT                                    514,141
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
  COMPUTERS & PERIPHERALS 3.1%
  Dell, Inc.*.....................................   14,459      $364,511
  International Business Machines Corp. ..........    2,565       262,169
  Lexmark International, Inc. -- Class A*.........    4,532       246,994
  Network Appliance, Inc.*........................    5,769       214,665
  QLogic Corp.*...................................   14,758       263,873
  SanDisk Corp.*..................................    5,794       251,749
                                                              -----------
TOTAL COMPUTERS & PERIPHERALS                                   1,603,961
                                                              -----------
  CONSUMER FINANCE 1.8%
  American Express Co. ...........................    3,395       205,975
  Capital One Financial Corp. ....................    4,670       346,794
  SLM Corp. ......................................    7,100       382,193
                                                              -----------
TOTAL CONSUMER FINANCE                                            934,962
                                                              -----------
  CONTAINERS & PACKAGING 1.1%
  Ball Corp. .....................................    7,006       355,134
  Pactiv Corp.*...................................    6,307       218,096
                                                              -----------
TOTAL CONTAINERS & PACKAGING                                      573,230
                                                              -----------
  DIVERSIFIED CONSUMER SERVICES 2.0%
  Apollo Group, Inc. -- Class A*..................   13,273       627,813
  H&R Block, Inc. ................................   18,310       413,989
                                                              -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                             1,041,802
                                                              -----------
  DIVERSIFIED FINANCIAL SERVICES 1.6%
  Chicago Mercantile Exchange Holdings, Inc. .....      784       405,132
  Moody's Corp. ..................................    6,574       434,673
                                                              -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                              839,805
                                                              -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Jabil Circuit, Inc. ............................    6,685       155,761
                                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS..........                155,761
                                                              -----------
  ENERGY EQUIPMENT & SERVICES 2.4%
  BJ Services Co. ................................    9,436       270,436
  Nabors Industries Ltd.*.........................    8,821       283,331
  National-Oilwell Varco, Inc.*...................    2,917       247,507
  Noble Corp. ....................................    1,652       139,115
  Smith International, Inc. ......................    6,033       316,370
                                                              -----------
TOTAL ENERGY EQUIPMENT & SERVICES                               1,256,759
                                                              -----------
  FOOD & STAPLES RETAILING 1.7%
  Sysco Corp. ....................................    9,214       301,666
  Wal-Mart Stores, Inc. ..........................    6,175       295,906
  Walgreen Co. ...................................    6,561       288,028
                                                              -----------
TOTAL FOOD & STAPLES RETAILING                                    885,600
                                                              -----------
  FOOD PRODUCTS 2.5%
  Campbell Soup Co. ..............................    6,371       249,106
  Hershey Co. (The)...............................    4,595       252,541
  Kellogg Co. ....................................    5,456       288,677
  McCormick & Co, Inc. ...........................    5,528       205,199
  Wm. Wrigley Jr. Co. ............................    4,893       288,100
                                                              -----------
TOTAL FOOD PRODUCTS                                             1,283,623
                                                              -----------
  GAS UTILITIES 0.5%
  Questar Corp. ..................................    2,397       232,821
                                                              -----------
TOTAL GAS UTILITIES                                               232,821
                                                              -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES 8.2%
  Baxter International, Inc. .....................    3,773      $213,665
  Becton Dickinson & Co. .........................    3,015       237,250
  Biomet, Inc. ...................................    9,152       395,366
  Boston Scientific Corp.*........................   17,132       264,518
  C.R. Bard, Inc. ................................    2,886       239,913
  Hospira, Inc.*..................................   18,039       731,482
  Medtronic, Inc. ................................    5,953       315,092
  St Jude Medical, Inc.*..........................    9,121       390,288
  Stryker Corp. ..................................    7,115       462,048
  Varian Medical Systems, Inc.*...................    8,275       349,288
  Zimmer Holdings, Inc.*..........................    6,850       619,788
                                                              -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          4,218,698
                                                              -----------
  HEALTH CARE PROVIDERS & SERVICES 6.6%
  Cardinal Health, Inc. ..........................    5,202       363,880
  Coventry Health Care, Inc.*.....................   10,838       626,762
  Express Scripts, Inc.*..........................    7,735       739,079
  Humana, Inc.*...................................    3,663       231,648
  Laboratory Corp. of America Holdings*...........    2,434       192,140
  Patterson Cos., Inc.*...........................   10,536       379,928
  Quest Diagnostics, Inc. ........................    7,461       364,768
  UnitedHealth Group, Inc. .......................    8,939       474,304
                                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                          3,372,509
                                                              -----------
  HEALTH CARE TECHNOLOGY 0.6%
  IMS Health, Inc. ...............................   11,158       327,264
                                                              -----------
TOTAL HEALTH CARE TECHNOLOGY                                      327,264
                                                              -----------
  HOTELS, RESTAURANTS & LEISURE 2.6%
  Darden Restaurants, Inc. .......................    7,868       326,364
  International Game Technology, Inc. ............   10,034       382,697
  Starbucks Corp.*................................   11,484       356,234
  Yum! Brands, Inc. ..............................    4,563       282,267
                                                              -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             1,347,562
                                                              -----------
  HOUSEHOLD DURABLES 2.2%
  Black & Decker Corp. ...........................    3,311       300,374
  D.R. Horton, Inc. ..............................   18,378       407,624
  Harman International Industries, Inc. ..........    3,347       407,966
                                                              -----------
TOTAL HOUSEHOLD DURABLES                                        1,115,964
                                                              -----------
  HOUSEHOLD PRODUCTS 1.7%
  Clorox Co. .....................................    4,595       308,233
  Colgate-Palmolive Co. ..........................    4,425       299,750
  Procter & Gamble Co. ...........................    4,169       268,108
                                                              -----------
TOTAL HOUSEHOLD PRODUCTS                                          876,091
                                                              -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  AES Corp.*......................................    8,929       196,349
                                                              -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                  196,349
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
  INSURANCE 2.1%
  Ambac Financial Group, Inc. ....................    4,019      $368,944
  American International Group, Inc. .............    3,531       246,853
  Progressive Corp. ..............................   21,016       484,839
                                                              -----------
TOTAL INSURANCE                                                 1,100,636
                                                              -----------
  INTERNET & CATALOG RETAIL 1.8%
  Amazon.Com, Inc.*...............................   15,428       946,199
                                                              -----------
TOTAL INTERNET & CATALOG RETAIL                                   946,199
                                                              -----------
  INTERNET SOFTWARE & SERVICES 3.0%
  eBay, Inc.*.....................................   15,763       534,996
  Google, Inc. -- Class A*........................    1,286       606,195
  Yahoo!, Inc.*...................................   13,337       373,969
                                                              -----------
TOTAL INTERNET SOFTWARE & SERVICES                              1,515,160
                                                              -----------
  IT SERVICES 4.8%
  Affiliated Computer Services, Inc. -- Class
    A*............................................    6,234       373,479
  Automatic Data Processing, Inc. ................    4,099       183,471
  Cognizant Technology Solutions Corp. -- Class
    A*............................................    6,878       614,893
  Fidelity National Information Services, Inc. ...    3,146       158,967
  First Data Corp. ...............................   16,431       532,364
  Fiserv, Inc.*...................................    7,263       386,174
  Paychex, Inc. ..................................    6,425       238,368
                                                              -----------
TOTAL IT SERVICES                                               2,487,716
                                                              -----------
  LIFE SCIENCES TOOLS & SERVICES 1.4%
  Applera Corp. -- Applied Biosystems Group.......    3,847       120,180
  Millipore Corp.*................................    2,271       167,668
  Waters Corp.*...................................    6,912       410,780
                                                              -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                              698,628
                                                              -----------
  MACHINERY 1.1%
  Danaher Corp. ..................................    3,965       282,268
  ITT Corp. ......................................    4,405       281,083
                                                              -----------
TOTAL MACHINERY                                                   563,351
                                                              -----------
  MEDIA 1.0%
  McGraw-Hill Cos., Inc. .........................    3,182       208,516
  Omnicom Group, Inc. ............................    2,705       283,241
                                                              -----------
TOTAL MEDIA                                                       491,757
                                                              -----------
  METALS & MINING 1.0%
  Newmont Mining Corp. (Holding Co.)..............    4,917       205,039
  Nucor Corp. ....................................    5,036       319,584
                                                              -----------
TOTAL METALS & MINING                                             524,623
                                                              -----------
  MULTILINE RETAIL 0.7%
  Kohl's Corp.*...................................    5,096       377,308
                                                              -----------
TOTAL MULTILINE RETAIL                                            377,308
                                                              -----------
  OIL, GAS & CONSUMABLE FUELS 6.7%
  Anadarko Petroleum Corp. .......................    7,223       337,025
  Apache Corp. ...................................    6,987       506,558
  Chesapeake Energy Corp. ........................   11,547       389,711
  Devon Energy Corp. .............................    6,387       465,421
  EOG Resources, Inc. ............................    5,978       439,024
  Exxon Mobil Corp. ..............................    3,258       258,620

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 36

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Murphy Oil Corp. ...............................    7,142      $395,953
  XTO Energy, Inc. ...............................   12,375       671,591
                                                              -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                               3,463,903
                                                              -----------
  PERSONAL PRODUCTS 1.3%
  Avon Products, Inc. ............................    9,709       386,418
  Estee Lauder Cos., Inc -- Class A...............    5,801       298,288
                                                              -----------
TOTAL PERSONAL PRODUCTS                                           684,706
                                                              -----------
  PHARMACEUTICALS 3.7%
  Allergan, Inc. .................................    1,399       169,559
  Barr Pharmaceuticals, Inc.*.....................    6,751       326,478
  Forest Laboratories, Inc.*......................   11,118       591,589
  Johnson & Johnson...............................    4,136       265,614
  Mylan Laboratories, Inc. .......................   14,365       315,024
  Wyeth...........................................    4,360       241,980
                                                              -----------
TOTAL PHARMACEUTICALS                                           1,910,244
                                                              -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.4%
  KLA-Tencor Corp. ...............................    2,405       133,598
  National Semiconductor Corp. ...................   10,356       272,363
  NVIDIA Corp.*...................................   10,195       335,313
                                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    741,274
                                                              -----------
  SOFTWARE 4.4%
  Adobe Systems, Inc.*............................    7,212       299,731
  Autodesk, Inc.*.................................    5,978       246,712
  Citrix Systems, Inc.*...........................    9,441       307,777
  Electronic Arts, Inc.*..........................    7,694       387,855
  Intuit, Inc.*...................................   16,623       472,924
  Oracle Corp.*...................................   15,830       297,604
  Symantec Corp.*.................................   15,217       267,819
                                                              -----------
TOTAL SOFTWARE                                                  2,280,422
                                                              -----------
  SPECIALTY RETAIL 7.4%
  Abercrombie & Fitch Co. -- Class A..............    5,542       452,560
  AutoZone, Inc.*.................................    3,768       501,295

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
  Bed Bath & Beyond, Inc.*........................   11,732      $477,962
  Best Buy Co., Inc. .............................    7,508       350,248
  Home Depot, Inc. ...............................    8,145       308,451
  Lowe's Cos., Inc. ..............................   12,133       370,784
  RadioShack Corp. ...............................   16,949       492,707
  Staples, Inc. ..................................    8,337       206,758
  Tiffany & Co. ..................................    5,432       259,052
  TJX Cos., Inc. .................................   14,048       391,799
                                                              -----------
TOTAL SPECIALTY RETAIL                                          3,811,616
                                                              -----------
  TEXTILES, APPAREL & LUXURY GOODS 2.8%
  Coach, Inc.*....................................   13,708       669,362
  Liz Claiborne, Inc. ............................    5,835       260,941
  Nike, Inc. -- Class B...........................    5,390       290,306
  Polo Ralph Lauren Corp. ........................    2,394       220,511
                                                              -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                          1,441,120
                                                              -----------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Countrywide Financial Corp. ....................   12,622       468,024
                                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                  468,024
                                                              -----------
TOTAL COMMON STOCKS
  (Cost $48,764,230)                                           51,334,789
                                                              -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  143,428       143,428
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $143,428)                                                 143,428
                                                              -----------
TOTAL INVESTMENTS 100.0%
  (Cost $48,907,658)                                           51,478,217
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                      7,316
                                                              -----------
NET ASSETS--100.0%                                            $51,485,533
-------------------------------------------------------------------------

 *  Non-Income Producing Security.
(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.7%
  AIRLINES 0.2%
  Alaska Air Group, Inc.*.........................   1,760       $52,096
                                                             -----------
TOTAL AIRLINES                                                    52,096
                                                             -----------

  AUTO COMPONENTS 6.1%
  ArvinMeritor, Inc. .............................  11,154       230,330
  Bandag, Inc. ...................................   3,307       166,805
  BorgWarner, Inc. ...............................   1,817       141,563
  Lear Corp.*.....................................  14,538       533,835
  Modine Manufacturing Co. .......................  13,043       301,685
                                                             -----------
TOTAL AUTO COMPONENTS                                          1,374,218
                                                             -----------

  BEVERAGES 0.7%
  PepsiAmericas, Inc. ............................   6,409       154,713
                                                             -----------
TOTAL BEVERAGES                                                  154,713
                                                             -----------

  CHEMICALS 8.7%
  Cabot Corp. ....................................   1,483        67,180
  Chemtura Corp. .................................  21,294       234,873
  Cytec Industries, Inc. .........................   1,967       107,988
  Ferro Corp. ....................................  12,664       263,538
  Lubrizol Corp. .................................   2,655       159,141
  Lyondell Chemical Co. ..........................  15,239       474,238
  Olin Corp. .....................................  18,381       315,050
  RPM International, Inc. ........................   7,897       167,969
  Sensient Technologies Corp. ....................   5,485       143,597
                                                             -----------
TOTAL CHEMICALS                                                1,933,574
                                                             -----------

  COMMERCIAL BANKS 1.8%
  Associated Banc-Corp. ..........................   3,414       110,545
  Colonial BancGroup, Inc. .......................   3,066        73,768
  FirstMerit Corp. ...............................   6,225       129,978
  Greater Bay Bancorp.............................   3,573        92,148
                                                             -----------
TOTAL COMMERCIAL BANKS                                           406,439
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 3.0%
  Deluxe Corp. ...................................   8,008       303,103
  Kelly Services, Inc. ...........................   9,542       273,855
  Manpower, Inc. .................................   1,261       101,195
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             678,153
                                                             -----------
  COMMUNICATIONS EQUIPMENT 0.5%
  Andrew Corp.*...................................  10,616       115,927
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   115,927
                                                             -----------

  CONSUMER FINANCE 0.4%
  AmeriCredit Corp.*..............................   3,838        96,833
                                                             -----------
TOTAL CONSUMER FINANCE                                            96,833
                                                             -----------

  CONTAINERS & PACKAGING 1.3%
  Packaging Corp. of America......................   7,638       189,117
  Sonoco Products Co. ............................   2,285        97,432
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     286,549
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  ELECTRIC UTILITIES 8.0%
  DPL, Inc. ......................................   3,373      $105,744
  Duquesne Light Holdings, Inc. ..................   6,750       134,595
  Great Plains Energy, Inc. ......................   7,887       257,432
  Hawaiian Electric Industries, Inc. .............   8,562       225,352
  Idacorp, Inc. ..................................   3,912       134,768
  Northeast Utilities.............................   9,291       298,891
  Pepco Holdings, Inc. ...........................  10,923       322,447
  Sierra Pacific Resources*.......................   5,080        92,761
  Westar Energy, Inc. ............................   7,677       208,968
                                                             -----------
TOTAL ELECTRIC UTILITIES                                       1,780,958
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 6.2%
  Arrow Electronics, Inc.*........................   5,187       204,990
  Avnet, Inc.*....................................  10,369       424,092
  Ingram Micro, Inc. -- Class A*..................  11,951       234,479
  KEMET Corp.*....................................  11,543        97,885
  Tech Data Corp.*................................   4,620       164,195
  Vishay Intertechnology, Inc.*...................  15,025       250,166
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                       1,375,807
                                                             -----------

  FOOD & STAPLES RETAILING 1.9%
  BJ's Wholesale Club, Inc.*......................   5,338       184,321
  Ruddick Corp. ..................................   7,842       235,495
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   419,816
                                                             -----------

  FOOD PRODUCTS 2.5%
  J.M. Smucker Co. ...............................   2,580       144,016
  Lancaster Colony Corp. .........................   3,483       147,087
  Smithfield Foods, Inc.*.........................   8,776       268,282
                                                             -----------
TOTAL FOOD PRODUCTS                                              559,385
                                                             -----------

  GAS UTILITIES 4.2%
  AGL Resources, Inc. ............................   5,244       228,324
  National Fuel Gas Co. ..........................   3,801       178,685
  Oneok, Inc. ....................................   5,403       261,559
  WGL Holdings, Inc. .............................   8,018       271,329
                                                             -----------
TOTAL GAS UTILITIES                                              939,897
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 0.6%
  Bob Evans Farms, Inc. ..........................   3,798       139,387
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              139,387
                                                             -----------

  HOUSEHOLD DURABLES 4.6%
  American Greetings Corp. -- Class A.............   7,306       185,938
  Beazer Homes USA, Inc. .........................   5,465       182,422
  Furniture Brands International, Inc. ...........  26,943       433,243
  Tupperware Brands Corp. ........................   8,365       235,224
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       1,036,827
                                                             -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.4%
  Black Hills Corp. ..............................   8,109       322,819
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                 322,819
                                                             -----------

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 38

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES 0.5%
  Sequa Corp.*....................................     873      $102,316
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                   102,316
                                                             -----------

  INSURANCE 7.4%
  American Financial Group, Inc. .................   4,389       154,800
  Fidelity National Financial, Inc. -- Class A....   6,472       164,971
  First American Corp. ...........................   6,829       351,693
  Horace Mann Educators Corp. ....................   7,215       151,804
  Mercury General Corp. ..........................   3,130       169,489
  Ohio Casualty Corp. ............................   3,704       117,195
  Old Republic International Corp. ...............  10,610       225,675
  Protective Life Corp. ..........................   2,711       127,146
  Unitrin, Inc. ..................................   4,261       200,906
                                                             -----------
TOTAL INSURANCE                                                1,663,679
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Callaway Golf Co. ..............................   6,287       112,914
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               112,914
                                                             -----------

  MACHINERY 2.0%
  Kennametal, Inc. ...............................   1,176        82,979
  Pentair, Inc. ..................................   2,243        72,090
  Timken Co. .....................................   8,581       283,001
                                                             -----------
TOTAL MACHINERY                                                  438,070
                                                             -----------

  MARINE 0.6%
  Alexander & Baldwin, Inc. ......................   2,579       137,848
                                                             -----------
TOTAL MARINE                                                     137,848
                                                             -----------
  MEDIA 4.5%
  Belo Corp. -- Class A...........................   9,983       192,372
  Lee Enterprises, Inc. ..........................   5,263       137,785
  Media General, Inc. -- Class A..................   4,873       179,034
  Scholastic Corp.*...............................   4,778       147,497
  Westwood One, Inc. .............................  49,944       340,119
                                                             -----------
TOTAL MEDIA                                                      996,807
                                                             -----------

  METALS & MINING 1.3%
  Worthington Industries..........................  13,068       290,763
                                                             -----------
TOTAL METALS & MINING                                            290,763
                                                             -----------

  MULTI-UTILITIES 8.8%
  Alliant Energy Corp. ...........................   4,027       176,383
  Energy East Corp. ..............................  14,470       350,463
  NSTAR...........................................   3,328       119,475
  OGE Energy Corp. ...............................   5,168       198,658
  PNM Resources, Inc. ............................   5,594       182,085
  Puget Energy, Inc. .............................  12,226       315,675
  SCANA Corp. ....................................   6,331       275,588
  Vectren Corp. ..................................   8,097       235,380
  Wisconsin Energy Corp. .........................   2,238       109,192
                                                             -----------
TOTAL MULTI-UTILITIES                                          1,962,899
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  MULTILINE RETAIL 0.6%
  Saks, Inc. .....................................   6,329      $132,529
                                                             -----------
TOTAL MULTILINE RETAIL                                           132,529
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 1.4%
  Forest Oil Corp.*...............................   3,223       113,579
  Overseas Shipholding Group, Inc. ...............   2,889       204,541
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                318,120
                                                             -----------

  PAPER & FOREST PRODUCTS 2.9%
  Bowater, Inc. ..................................  14,867       325,439
  Glatfelter......................................   7,537       112,678
  Louisiana-Pacific Corp. ........................  10,426       205,496
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    643,613
                                                             -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.5%
  Cousins Properties, Inc. .......................   3,375       113,299
  Highwoods Properties, Inc. .....................   2,753       112,267
  Hospitality Properties Trust....................   3,222       146,698
  Liberty Property Trust..........................   2,543       123,056
  Mack-Cali Realty Corp. .........................   2,454       120,172
  Potlatch Corp. .................................   4,368       189,527
  Rayonier, Inc. .................................   2,686       116,492
  Weingarten Realty Investors.....................   1,614        77,246
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                      998,757
                                                             -----------

  ROAD & RAIL 5.6%
  Avis Budget Group, Inc.*........................  22,548       634,275
  Con-way, Inc. ..................................   2,167       118,383
  Werner Enterprises, Inc. .......................   6,807       128,720
  YRC Worldwide, Inc.*............................   9,345       371,838
                                                             -----------
TOTAL ROAD & RAIL                                              1,253,216
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Fairchild Semiconductor International, Inc.*....   3,675        64,680
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    64,680
                                                             -----------

  SPECIALTY RETAIL 1.6%
  Borders Group, Inc. ............................   9,931       209,644
  Foot Locker, Inc. ..............................   6,023       143,287
                                                             -----------
TOTAL SPECIALTY RETAIL                                           352,931
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 2.0%
  Astoria Financial Corp. ........................   2,478        65,816
  First Niagara Financial Group, Inc. ............  11,027       149,967
  Washington Federal, Inc. .......................   5,894       139,747
  Webster Financial Corp. ........................   1,836        81,610
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                 437,140
                                                             -----------

  TOBACCO 2.0%
  Universal Corp. ................................   7,140       447,535
                                                             -----------
TOTAL TOBACCO                                                    447,535
                                                             -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS 0.7%
  United Rentals, Inc.*...........................   4,844      $162,274
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                           162,274
                                                             -----------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc. .................   1,404        79,958
                                                             -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         79,958
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $21,617,484)                                          22,269,447
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  52,076       $52,076
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $52,076)                                                  52,076
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $21,669,560)                                          22,321,523
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       18,213
                                                             -----------
NET ASSETS--100.0%                                           $22,339,736
------------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 40

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.2%
  Alliant Techsystems, Inc.*......................   2,834      $263,930
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        263,930
                                                             -----------

  AIR FREIGHT & LOGISTICS 0.8%
  Expeditors International Washington, Inc. ......   4,374       182,833
                                                             -----------
TOTAL AIR FREIGHT & LOGISTICS                                    182,833
                                                             -----------

  AIRLINES 0.5%
  Airtran Holdings, Inc.*.........................  10,215       112,467
                                                             -----------
TOTAL AIRLINES                                                   112,467
                                                             -----------

  AUTOMOBILES 0.9%
  Thor Industries, Inc. ..........................   5,144       204,886
                                                             -----------
TOTAL AUTOMOBILES                                                204,886
                                                             -----------

  BEVERAGES 1.0%
  Hansen Natural Corp.*...........................   6,008       229,506
                                                             -----------
TOTAL BEVERAGES                                                  229,506
                                                             -----------
  BIOTECHNOLOGY 1.1%
  Cephalon, Inc.*.................................   3,018       240,263
                                                             -----------
TOTAL BIOTECHNOLOGY                                              240,263
                                                             -----------

  CAPITAL MARKETS 4.4%
  Eaton Vance Corp. ..............................   5,721       218,657
  Investors Financial Services Corp. .............   4,913       304,016
  Nuveen Investments, Inc. -- Class A.............   3,111       165,816
  SEI Investments Co. ............................   2,783       169,847
  Waddell & Reed Financial, Inc. -- Class A.......   4,862       117,758
                                                             -----------
TOTAL CAPITAL MARKETS                                            976,094
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 4.4%
  ChoicePoint, Inc.*..............................   2,951       112,050
  Copart, Inc.*...................................   4,930       142,872
  Corporate Executive Board Co. ..................   2,291       145,799
  Dun & Bradstreet Corp. .........................     999        90,210
  Mine Safety Appliances Co. .....................   3,674       154,859
  Rollins, Inc. ..................................   7,404       170,810
  Stericycle, Inc.*...............................   2,045       178,201
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             994,801
                                                             -----------

  COMMUNICATIONS EQUIPMENT 0.8%
  Plantronics, Inc. ..............................   7,329       184,031
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   184,031
                                                             -----------
  COMPUTERS & PERIPHERALS 1.1%
  Western Digital Corp.*..........................  13,425       237,354
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                    237,354
                                                             -----------

  CONSTRUCTION & ENGINEERING 0.6%
  Jacobs Engineering Group, Inc.*.................   2,683       135,304
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING                                 135,304
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  DIVERSIFIED CONSUMER SERVICES 5.8%
  Career Education Corp.*.........................  10,763      $317,939
  Corinthian Colleges, Inc.*......................  22,348       309,073
  DeVry, Inc. ....................................   3,285       108,372
  ITT Educational Services, Inc.*.................   3,172       308,350
  Strayer Education, Inc. ........................   2,086       259,373
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                            1,303,107
                                                             -----------

  DIVERSIFIED FINANCIAL SERVICES 0.8%
  Leucadia National Corp. ........................   5,647       170,201
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             170,201
                                                             -----------

  ELECTRICAL EQUIPMENT 0.9%
  AMETEK, Inc. ...................................   2,849       103,362
  Roper Industries, Inc. .........................   1,731        97,040
                                                             -----------
TOTAL ELECTRICAL EQUIPMENT                                       200,402
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  Amphenol Corp. .................................   4,381       153,817
  CDW Corp. ......................................   2,444       175,992
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         329,809
                                                             -----------

  ENERGY EQUIPMENT & SERVICES 2.1%
  FMC Technologies, Inc.*.........................   1,886       133,680
  Patterson-UTI Energy, Inc. .....................   5,470       133,413
  Superior Energy Services, Inc.*.................   5,818       211,368
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                478,461
                                                             -----------

  GAS UTILITIES 0.6%
  Equitable Resources, Inc. ......................   2,426       126,176
                                                             -----------
TOTAL GAS UTILITIES                                              126,176
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 4.6%
  Cytyc Corp.*....................................   9,191       323,799
  Dentsply International, Inc. ...................   4,559       152,316
  Edwards Lifesciences Corp.*.....................   1,700        83,300
  Gen-Probe, Inc.*................................   5,751       293,934
  ResMed, Inc.*...................................   4,286       181,126
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         1,034,475
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 5.7%
  Apria Healthcare Group, Inc.*...................   8,408       266,870
  Community Health Systems, Inc.*.................   7,244       266,579
  Health Management Associates, Inc. -- Class A...  18,309       195,723
  Henry Schein, Inc.*.............................   2,794       145,651
  Lincare Holdings, Inc.*.........................   5,701       224,848
  Universal Health Services, Inc. -- Class B......   2,888       175,359
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         1,275,030
                                                             -----------

  HEALTH CARE TECHNOLOGY 0.7%
  Cerner Corp.*...................................   2,849       151,681
                                                             -----------
TOTAL HEALTH CARE TECHNOLOGY                                     151,681
                                                             -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS, RESTAURANTS & LEISURE 4.5%
  Applebees International, Inc. ..................   7,478      $203,252
  Brinker International, Inc. ....................   5,298       164,768
  Cheesecake Factory (The)*.......................   6,613       182,519
  International Speedway Corp. -- Class A.........   2,542       125,575
  Ruby Tuesday, Inc. .............................   5,182       138,670
  Scientific Games Corp. -- Class A*..............   5,810       193,415
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            1,008,199
                                                             -----------

  HOUSEHOLD DURABLES 4.3%
  Hovnanian Enterprises, Inc. -- Class A*.........   8,253       197,990
  NVR, Inc.*......................................     433       356,792
  Ryland Group, Inc. .............................   4,528       200,590
  Toll Brothers, Inc.*............................   6,907       205,690
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         961,062
                                                             -----------
  HOUSEHOLD PRODUCTS 2.1%
  Church & Dwight Co., Inc. ......................   3,026       153,509
  Energizer Holdings, Inc.*.......................   3,361       326,622
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         480,131
                                                             -----------

  INSURANCE 3.4%
  Brown & Brown, Inc. ............................   8,220       211,665
  Everest Re Group Ltd. ..........................   1,635       164,546
  HCC Insurance Holdings, Inc. ...................   4,757       145,850
  W.R. Berkley Corp. .............................   7,188       233,538
                                                             -----------
TOTAL INSURANCE                                                  755,599
                                                             -----------

  IT SERVICES 3.9%
  Alliance Data Systems Corp.*....................   2,607       165,962
  CSG Systems International*......................   4,269       114,324
  DST Systems, Inc.*..............................   4,048       315,946
  Global Payments, Inc. ..........................   3,884       147,514
  SRA International, Inc. -- Class A*.............   5,403       131,995
                                                             -----------
TOTAL IT SERVICES                                                875,741
                                                             -----------
  LIFE SCIENCES TOOLS & SERVICES 3.8%
  Affymetrix, Inc.*...............................   4,046       106,288
  Covance, Inc.*..................................   1,311        79,316
  Invitrogen Corp.*...............................   2,701       176,834
  Pharmaceutical Product Development, Inc. .......   4,961       178,943
  Techne Corp.*...................................   3,142       185,284
  Ventana Medical Systems, Inc.*..................   2,669       129,687
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             856,352
                                                             -----------

  MACHINERY 1.9%
  Donaldson Co., Inc. ............................   3,957       142,135
  Graco, Inc. ....................................   3,619       142,951
  Oshkosh Truck Corp. ............................   2,501       139,906
                                                             -----------
TOTAL MACHINERY                                                  424,992
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  MEDIA 3.2%
  Catalina Marketing Corp. .......................   4,169      $132,157
  Entercom Communications Corp. -- Class A........   5,509       152,820
  Harte-Hanks, Inc. ..............................   3,740        97,614
  John Wiley & Sons, Inc. -- Class A..............   4,032       150,998
  Valassis Communications, Inc.*..................   9,242       177,077
                                                             -----------
TOTAL MEDIA                                                      710,666
                                                             -----------

  METALS & MINING 2.3%
  Commercial Metals Co. ..........................   7,491       251,173
  Steel Dynamics, Inc. ...........................   6,085       269,627
                                                             -----------
TOTAL METALS & MINING                                            520,800
                                                             -----------

  MULTILINE RETAIL 2.0%
  99 Cents Only Stores*...........................  15,730       224,939
  Dollar Tree Stores, Inc.*.......................   5,576       219,248
                                                             -----------
TOTAL MULTILINE RETAIL                                           444,187
                                                             -----------

  OFFICE ELECTRONICS 0.5%
  Zebra Technologies Corp. -- Class A*............   2,893       115,112
                                                             -----------
TOTAL OFFICE ELECTRONICS                                         115,112
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 6.3%
  Denbury Resources, Inc.*........................   6,322       209,195
  Frontier Oil Corp. .............................   7,980       281,933
  Newfield Exploration Co.*.......................   4,581       200,419
  Pioneer Natural Resources Co. ..................   5,377       269,925
  Pogo Producing Co. .............................   5,158       248,925
  Quicksilver Resources, Inc.*....................   3,003       125,706
  Southwestern Energy Co.*........................   1,835        77,070
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              1,413,173
                                                             -----------

  PHARMACEUTICALS 3.6%
  Medicis Pharmaceutical Corp. -- Class A.........   4,253       129,291
  Par Pharmaceutical Cos., Inc.*..................  14,214       382,783
  Sepracor, Inc.*.................................   5,401       289,926
                                                             -----------
TOTAL PHARMACEUTICALS                                            802,000
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.8%
  Cree, Inc.*.....................................   8,110       165,444
  Silicon Laboratories, Inc.*.....................   7,485       245,583
                                                             -----------

  TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 411,027
                                                             -----------

  SOFTWARE 2.9%
  Activision, Inc.*...............................   4,468        89,360
  Fair Isaac Corp. ...............................   3,014       107,630
  Jack Henry & Associates, Inc. ..................   5,443       129,271
  Macrovision Corp.*..............................   5,644       136,980
  McAfee, Inc.*...................................   5,419       176,063
                                                             -----------
TOTAL SOFTWARE                                                   639,304
                                                             -----------

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 42

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SPECIALTY RETAIL 12.5%
  Advance Auto Parts, Inc. .......................   5,552      $228,742
  Aeropostale, Inc.*..............................   9,747       401,089
  American Eagle Outfitters.......................   4,558       134,324
  Chico's FAS, Inc.*..............................  13,257       349,455
  Dick's Sporting Goods, Inc.*....................   3,294       184,760
  GameStop Corp. -- Class A*......................   8,428       279,557
  O'Reilly Automotive, Inc.*......................   4,571       162,728
  Pacific Sunwear Of California*..................  10,325       216,102
  Petsmart, Inc. .................................   6,135       203,621
  Ross Stores, Inc. ..............................   6,616       219,320
  Urban Outfitters, Inc.*.........................   8,784       226,276
  Williams-Sonoma, Inc. ..........................   5,663       199,451
                                                             -----------
TOTAL SPECIALTY RETAIL                                         2,805,425
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.7%
  Timberland Co. -- Class A*......................   5,985       154,473
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           154,473
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Fastenal Co. ...................................   3,722      $153,049
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                           153,049
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $21,456,874)                                          22,362,103
                                                             -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  29,109        29,109
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $29,109)                                                  29,109
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $21,485,983)                                          22,391,212
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                   (3,087)
                                                             -----------
NET ASSETS--100.0%                                           $22,388,125
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 0.4%
  Applied Signal Technology, Inc. ................    6,072      $101,220
                                                              -----------
TOTAL AEROSPACE & DEFENSE                                         101,220
                                                              -----------
  AIRLINES 1.7%
  Frontier Airlines Holdings, Inc.*...............   16,986       100,557
  Mesa Air Group, Inc.*...........................   28,696       193,985
  SkyWest, Inc. ..................................    4,322       117,602
                                                              -----------
TOTAL AIRLINES                                                    412,144
                                                              -----------

  AUTO COMPONENTS 2.4%
  Standard Motor Products, Inc. ..................   17,025       312,068
  Superior Industries International...............   11,679       266,865
                                                              -----------
TOTAL AUTO COMPONENTS                                             578,933
                                                              -----------
  AUTOMOBILES 2.3%
  Coachmen Industries, Inc. ......................   19,958       206,366
  Fleetwood Enterprises, Inc.*....................   14,636       121,918
  Monaco Coach Corp. .............................   14,014       214,834
                                                              -----------
TOTAL AUTOMOBILES                                                 543,118
                                                              -----------

  BUILDING PRODUCTS 1.1%
  Apogee Enterprises, Inc. .......................    3,600        86,688
  Lennox International, Inc. .....................    2,055        69,480
  Universal Forest Products, Inc. ................    2,522       117,172
                                                              -----------
TOTAL BUILDING PRODUCTS                                           273,340
                                                              -----------
  CAPITAL MARKETS 1.3%
  LaBranche & Co., Inc.*..........................   13,731       111,770
  Piper Jaffray Cos.*.............................      963        61,449
  SWS Group, Inc. ................................    5,046       131,146
                                                              -----------
TOTAL CAPITAL MARKETS                                             304,365
                                                              -----------
  CHEMICALS 5.4%
  Arch Chemicals, Inc. ...........................    3,853       116,438
  Georgia Gulf Corp. .............................   11,462       183,048
  Material Sciences Corp.*........................    6,091        56,768
  Omnova Solutions, Inc.*.........................   20,432       107,472
  Penford Corp. ..................................    7,718       151,119
  PolyOne Corp.*..................................   24,161       158,496
  Quaker Chemical Corp. ..........................    9,034       206,517
  Schulman A, Inc. ...............................    8,780       203,345
  Tronox, Inc. ...................................    7,769       107,756
                                                              -----------
TOTAL CHEMICALS                                                 1,290,959
                                                              -----------

  COMMERCIAL BANKS 3.7%
  Central Pacific Financial Corp. ................    1,273        43,740
  Community Bank System, Inc. ....................    3,968        81,344
  First Bancorp...................................   15,553       195,035
  First Commonwealth Financial Corp. .............    8,178        91,021
  First Financial Bancorp.........................    4,811        71,684
  Irwin Financial Corp. ..........................    3,154        50,559
  Provident Bankshares Corp. .....................    2,152        68,950

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
  South Financial Group, Inc. (The)...............    3,084       $69,791
  Sterling Bancorp................................    4,200        72,702
  Susquehanna Bancshares, Inc. ...................    3,576        79,673
  Whitney Holding Corp. ..........................    2,096        64,494
                                                              -----------
TOTAL COMMERCIAL BANKS                                            888,993
                                                              -----------

  COMMERCIAL SERVICES & SUPPLIES 5.1%
  ABM Industries, Inc. ...........................    4,907       138,083
  Angelica Corp. .................................    5,660       147,386
  Bowne & Co., Inc. ..............................    3,767        62,834
  CDI Corp. ......................................    4,392       130,091
  Spherion Corp.*.................................   32,722       279,773
  Standard Register Co. (The).....................   20,201       251,704
  United Stationers, Inc.*........................    2,190       130,349
  Volt Information Sciences, Inc.*................    2,560        65,434
                                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                            1,205,654
                                                              -----------

  COMMUNICATIONS EQUIPMENT 0.9%
  Inter-Tel, Inc. ................................    5,053       127,436
  Tollgrade Communications, Inc.*.................    6,666        79,659
                                                              -----------
TOTAL COMMUNICATIONS EQUIPMENT                                    207,095
                                                              -----------

  COMPUTERS & PERIPHERALS 0.3%
  Adaptec, Inc.*..................................   18,310        70,677
                                                              -----------
TOTAL COMPUTERS & PERIPHERALS                                      70,677
                                                              -----------

  CONSTRUCTION & ENGINEERING 0.5%
  Shaw Group, Inc.*...............................    1,436        46,570
  URS Corp.*......................................    1,393        60,874
                                                              -----------
TOTAL CONSTRUCTION & ENGINEERING                                  107,444
                                                              -----------

  CONTAINERS & PACKAGING 2.4%
  Caraustar Industries, Inc.*.....................   15,955       113,600
  Chesapeake Corp. ...............................   20,606       304,145
  Rock-Tenn Co. ..................................    4,221       161,495
                                                              -----------
TOTAL CONTAINERS & PACKAGING                                      579,240
                                                              -----------

  DISTRIBUTORS 1.0%
  Audiovox Corp. -- Class A*......................    7,154       102,946
  Building Materials Holding Corp. ...............   10,003       145,244
                                                              -----------
TOTAL DISTRIBUTORS                                                248,190
                                                              -----------

  ELECTRIC UTILITIES 3.5%
  Allete, Inc. ...................................    1,912        92,560
  Central Vermont Public Service Corp. ...........   10,145       326,669
  Cleco Corp. ....................................    6,497       182,306
  UIL Holdings Corp. .............................    3,095       105,694
  Unisource Energy Corp. .........................    3,486       133,897
                                                              -----------
TOTAL ELECTRIC UTILITIES                                          841,126
                                                              -----------

  ELECTRICAL EQUIPMENT 1.7%
  AO Smith Corp. .................................    3,552       135,331
  C&D Technologies, Inc.*.........................   53,975       271,494
                                                              -----------
TOTAL ELECTRICAL EQUIPMENT                                        406,825
                                                              -----------

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 44
RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS 4.7%
  Agilysys, Inc. .................................   12,361      $259,952
  Anixter International, Inc.*....................    2,597       185,945
  Bell Microproducts, Inc.*.......................   25,310       172,108
  Brightpoint, Inc.*..............................    8,553       113,755
  CTS Corp. ......................................    3,534        46,225
  Insight Enterprises, Inc.*......................    6,915       137,055
  Methode Electronics, Inc. ......................    8,670       130,744
  Park Electrochemical Corp. .....................    2,802        77,195
                                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        1,122,979
                                                              -----------

  FOOD & STAPLES RETAILING 4.6%
  Casey's General Stores, Inc. ...................    3,298        82,945
  Longs Drug Stores Corp. ........................    3,787       207,300
  Nash Finch Co. .................................   12,023       468,536
  Performance Food Group Co.*.....................    6,998       218,688
  Spartan Stores, Inc. ...........................    4,448       114,580
                                                              -----------
TOTAL FOOD & STAPLES RETAILING                                  1,092,049
                                                              -----------
  FOOD PRODUCTS 0.5%
  Lance, Inc. ....................................    5,234       115,828
                                                              -----------
TOTAL FOOD PRODUCTS                                               115,828
                                                              -----------

  GAS UTILITIES 4.7%
  Atmos Energy Corp. .............................    6,443       204,372
  Cascade Natural Gas Corp. ......................    4,767       123,942
  Laclede Group, Inc. (The).......................    5,011       157,296
  New Jersey Resources Corp. .....................    2,016       108,259
  Northwest Natural Gas Co. ......................    2,420       122,960
  Piedmont Natural Gas Co. .......................    3,393        89,541
  South Jersey Industries, Inc. ..................    2,143        84,156
  Southwest Gas Corp. ............................    3,018       114,352
  UGI Corp. ......................................    3,842       108,959
                                                              -----------
TOTAL GAS UTILITIES                                             1,113,837
                                                              -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
  Datascope Corp. ................................    3,757       139,197
  Invacare Corp. .................................    5,373       100,153
  Theragenics Corp.*..............................   40,169       241,817
                                                              -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            481,167
                                                              -----------

  HEALTH CARE PROVIDERS & SERVICES 2.5%
  Genesis HealthCare Corp.*.......................    2,599       166,336
  Gentiva Health Services, Inc.*..................    3,590        67,205
  Owens & Minor, Inc. ............................    5,208       184,103
  RehabCare Group, Inc.*..........................   10,152       166,289
                                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                            583,933
                                                              -----------

  HOTELS, RESTAURANTS & LEISURE 1.3%
  Landry's Restaurants, Inc. .....................    4,397       130,591
  Marcus Corp. ...................................    3,172        68,928
  O'Charleys, Inc.*...............................    5,722       120,791
                                                              -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                               320,310
                                                              -----------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------

  HOUSEHOLD DURABLES 6.5%
  Bassett Furniture Industries, Inc. .............   13,754      $194,757
  Champion Enterprises, Inc.*.....................    5,585        57,414
  Ethan Allen Interiors, Inc. ....................    1,225        43,242
  La-Z-Boy, Inc. .................................   24,581       287,352
  Libbey, Inc. ...................................   25,696       479,230
  M/I Homes, Inc. ................................    5,636       167,558
  National Presto Industries, Inc. ...............    1,424        84,144
  Skyline Corp. ..................................    1,807        59,360
  Standard-Pacific Corp. .........................    8,141       169,740
                                                              -----------
TOTAL HOUSEHOLD DURABLES                                        1,542,797
                                                              -----------

  HOUSEHOLD PRODUCTS 0.3%
  Spectrum Brands, Inc.*..........................    8,684        60,441
                                                              -----------
TOTAL HOUSEHOLD PRODUCTS                                           60,441
                                                              -----------

  INDUSTRIAL CONGLOMERATES 0.9%
  Standex International Corp. ....................    4,700       128,592
  Tredegar Corp. .................................    3,493        81,631
                                                              -----------
TOTAL INDUSTRIAL CONGLOMERATES                                    210,223
                                                              -----------

  INSURANCE 3.7%
  LandAmerica Financial Group, Inc. ..............    4,536       364,468
  Presidential Life Corp. ........................    4,663        88,644
  Safety Insurance Group, Inc. ...................    1,025        41,061
  SCPIE Holdings, Inc.*...........................    1,736        37,897
  Selective Insurance Group.......................    2,779        72,476
  Stewart Information Services Corp. .............    6,830       274,703
                                                              -----------
TOTAL INSURANCE                                                   879,249
                                                              -----------

  INTERNET SOFTWARE & SERVICES 1.6%
  MIVA, Inc.*.....................................   59,396       255,403
  United Online, Inc. ............................    9,410       135,786
                                                              -----------
TOTAL INTERNET SOFTWARE & SERVICES                                391,189
                                                              -----------

  IT SERVICES 1.1%
  Ciber, Inc.*....................................   17,215       140,302
  Startek, Inc. ..................................   12,262       117,838
                                                              -----------
TOTAL IT SERVICES                                                 258,140
                                                              -----------

  LEISURE EQUIPMENT & PRODUCTS 1.4%
  Arctic Cat, Inc. ...............................    8,059       143,450
  Jakks Pacific, Inc.*............................    3,081        74,037
  K2, Inc.*.......................................    8,169       123,270
                                                              -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                340,757
                                                              -----------

  MACHINERY 3.1%
  Albany International Corp. -- Class A...........    2,042        78,209
  Barnes Group, Inc. .............................    2,853        69,328
  Briggs & Stratton Corp. ........................    7,069       209,737
  Lydall, Inc.*...................................   12,433       180,776
  Mueller Industries, Inc. .......................    2,146        70,389
  Wabash National Corp. ..........................    7,760       120,745
                                                              -----------
TOTAL MACHINERY                                                   729,184
                                                              -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45
RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIA 0.4%
  Radio One, Inc. -- Class D*.....................   12,616       $89,069
                                                              -----------
TOTAL MEDIA                                                        89,069
                                                              -----------

  METALS & MINING 5.3%
  AM Castle & Co. ................................    1,991        67,495
  Gibraltar Industries, Inc. .....................    5,522       123,141
  Quanex Corp. ...................................    2,157        92,816
  Ryerson, Inc. ..................................   11,389       468,543
  Steel Technologies, Inc. .......................   17,034       509,998
                                                              -----------
TOTAL METALS & MINING                                           1,261,993
                                                              -----------
  MULTI-UTILITIES 1.2%
  Avista Corp. ...................................    5,735       135,288
  CH Energy Group, Inc. ..........................    3,165       151,857
                                                              -----------
TOTAL MULTI-UTILITIES                                             287,145
                                                              -----------
  MULTILINE RETAIL 0.9%
  Fred's, Inc. -- Class A.........................   15,075       217,683
                                                              -----------
TOTAL MULTILINE RETAIL                                            217,683
                                                              -----------

  PAPER & FOREST PRODUCTS 3.0%
  Buckeye Technologies, Inc.*.....................    5,704        72,270
  Neenah Paper, Inc. .............................    1,963        74,986
  Pope & Talbot, Inc.*............................   43,372       322,254
  Schweitzer-Mauduit International, Inc. .........    6,231       171,041
  Wausau Paper Corp. .............................    6,067        81,662
                                                              -----------
TOTAL PAPER & FOREST PRODUCTS                                     722,213
                                                              -----------

  PHARMACEUTICALS 0.4%
  Alpharma, Inc. -- Class A.......................    3,750        91,125
                                                              -----------
TOTAL PHARMACEUTICALS                                              91,125
                                                              -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.4%
  Colonial Properties Trust.......................    2,380       118,072
  Entertainment Properties Trust..................    1,168        70,570
  Inland Real Estate Corp. .......................    3,846        69,959
  Kite Realty Group Trust.........................    3,097        61,940
  Lexington Corporate Properties Trust............    5,411       113,036
  LTC Properties, Inc. ...........................    4,172       104,592
  Medical Properties Trust, Inc. .................    2,826        40,242
  Mid-America Apartment Communities, Inc. ........      795        42,890
  National Retail Properties, Inc. ...............    5,483       131,318
  Parkway Properties, Inc. .......................    2,405       127,465
  Senior Housing Properties Trust.................    4,702       107,347
  Sovran Self Storage, Inc. ......................    1,250        69,075
                                                              -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                     1,056,506
                                                              -----------

  ROAD & RAIL 0.6%
  Arkansas Best Corp. ............................    3,477       136,994
                                                              -----------
TOTAL ROAD & RAIL                                                 136,994
                                                              -----------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Photronics, Inc.*...............................    4,008       $60,320
                                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                     60,320
                                                              -----------

  SPECIALTY RETAIL 5.2%
  Cost Plus, Inc.*................................   20,200       196,950
  Group 1 Automotive, Inc. .......................    2,881       118,121
  Haverty Furniture Cos., Inc. ...................   14,162       180,707
  Jo-Ann Stores, Inc.*............................    6,578       197,011
  PEP Boys-Manny Moe & Jack.......................   12,772       238,198
  Sonic Automotive, Inc. -- Class A...............    7,456       213,167
  Stein Mart, Inc. ...............................    6,205       101,142
                                                              -----------
TOTAL SPECIALTY RETAIL                                          1,245,296
                                                              -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.3%
  Ashworth, Inc.*.................................   22,894       189,791
  Kellwood Co. ...................................    3,929       110,719
                                                              -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                            300,510
                                                              -----------

  THRIFTS & MORTGAGE FINANCE 2.7%
  Bank Mutual Corp. ..............................    4,137        48,775
  Brookline Bancorp, Inc. ........................    8,778       104,634
  Dime Community Bancshares.......................    7,892       105,042
  Flagstar Bancorp, Inc. .........................   16,728       197,390
  Fremont General Corp. ..........................   10,283        77,637
  MAF Bancorp, Inc. ..............................    1,646        66,087
  TrustCo Bank Corp. NY...........................    5,492        50,362
                                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                  649,927
                                                              -----------

  TOBACCO 0.6%
  Alliance One International, Inc.*...............   13,775       135,133
                                                              -----------
TOTAL TOBACCO                                                     135,133
                                                              -----------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Kaman Corp. ....................................    5,334       132,283
                                                              -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                            132,283
                                                              -----------
TOTAL COMMON STOCKS
  (Cost $22,733,245)                                           23,687,603
                                                              -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  104,603       104,603
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $104,603)                                                 104,603
                                                              -----------
TOTAL INVESTMENTS 99.9%
  (Cost $22,837,848)                                           23,792,206
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                        17,956
                                                              -----------
NET ASSETS--100.0%                                            $23,810,162
-------------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 46

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 2.3%
  Armor Holdings, Inc.*...........................   1,069       $76,434
  Ceradyne, Inc.*.................................   1,558        91,688
  Curtiss-Wright Corp. ...........................   1,824        78,596
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        246,718
                                                             -----------

  AIR FREIGHT & LOGISTICS 0.5%
  Forward Air Corp. ..............................   1,596        48,694
                                                             -----------
TOTAL AIR FREIGHT & LOGISTICS                                     48,694
                                                             -----------

  AUTO COMPONENTS 0.6%
  Drew Industries, Inc.*..........................   2,117        60,906
                                                             -----------
TOTAL AUTO COMPONENTS                                             60,906
                                                             -----------

  AUTOMOBILES 0.7%
  Winnebago Industries............................   2,266        72,648
                                                             -----------
TOTAL AUTOMOBILES                                                 72,648
                                                             -----------

  BIOTECHNOLOGY 0.4%
  Digene Corp.*...................................     864        39,614
                                                             -----------
TOTAL BIOTECHNOLOGY                                               39,614
                                                             -----------
  BUILDING PRODUCTS 0.6%
  Simpson Manufacturing Co., Inc. ................   1,909        61,413
                                                             -----------
TOTAL BUILDING PRODUCTS                                           61,413
                                                             -----------
  CAPITAL MARKETS 0.3%
  Investment Technology Group, Inc.*..............     886        33,526
                                                             -----------
TOTAL CAPITAL MARKETS                                             33,526
                                                             -----------
  COMMERCIAL BANKS 2.7%
  Cascade Bancorp.................................   1,616        34,647
  East West Bancorp, Inc. ........................   1,065        42,451
  Nara Bancorp, Inc. .............................   3,109        51,330
  PrivateBancorp, Inc. ...........................   1,331        43,697
  UCBH Holdings, Inc. ............................   2,967        53,287
  Wilshire Bancorp, Inc. .........................   4,346        59,801
                                                             -----------
TOTAL COMMERCIAL BANKS                                           285,213
                                                             -----------
  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Mobile Mini, Inc.*..............................   1,378        41,299
  Waste Connections, Inc.*........................   2,152        67,078
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             108,377
                                                             -----------

  COMMUNICATIONS EQUIPMENT 1.6%
  Comtech Telecommunications Corp.*...............   1,584        59,954
  NETGEAR, Inc.*..................................   3,323       111,686
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   171,640
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 2.3%
  Komag, Inc.*....................................   2,950       $81,155
  Neoware, Inc.*..................................   8,450       100,048
  Synaptics, Inc.*................................   1,988        59,560
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                    240,763
                                                             -----------

  CONSTRUCTION MATERIALS 1.0%
  Headwaters, Inc.*...............................   4,690       101,632
                                                             -----------
TOTAL CONSTRUCTION MATERIALS                                     101,632
                                                             -----------

  CONSUMER FINANCE 1.1%
  Rewards Network, Inc.*..........................  15,395        60,964
  World Acceptance Corp.*.........................   1,410        60,532
                                                             -----------
TOTAL CONSUMER FINANCE                                           121,496
                                                             -----------

  DISTRIBUTORS 0.6%
  LKQ Corp.*......................................   2,618        59,114
                                                             -----------
TOTAL DISTRIBUTORS                                                59,114
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 4.0%
  Bright Horizons Family Solutions, Inc.*.........   1,424        54,995
  Coinstar, Inc.*.................................   3,595       111,769
  Pre-Paid Legal Services, Inc.*..................   2,065       117,808
  Vertrue, Inc.*..................................   2,966       140,351
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                              424,923
                                                             -----------

  DIVERSIFIED FINANCIAL SERVICES 1.1%
  Portfolio Recovery Associates, Inc.*............   2,159       120,148
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             120,148
                                                             -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  General Communication, Inc. -- Class A*.........   4,032        57,375
                                                             -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      57,375
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.9%
  Daktronics, Inc. ...............................   1,453        33,099
  Flir Systems, Inc.*.............................   3,460       140,095
  Itron, Inc.*....................................   1,440        96,970
  Scansource, Inc.*...............................   2,329        66,889
  Trimble Navigation Ltd.*........................   2,529        72,532
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         409,585
                                                             -----------

  ENERGY EQUIPMENT & SERVICES 4.4%
  CARBO Ceramics, Inc. ...........................   1,560        67,782
  Hornbeck Offshore Services, Inc.*...............   2,384        75,406
  Hydril*.........................................   1,133       109,697
  Oceaneering International, Inc.*................     989        47,017
  Unit Corp.*.....................................   1,476        84,353
  W-H Energy Services, Inc.*......................   1,480        80,083
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                464,338
                                                             -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  FOOD & STAPLES RETAILING 0.4%
  United Natural Foods, Inc.*.....................   1,502       $46,847
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                    46,847
                                                             -----------

  FOOD PRODUCTS 0.9%
  Sanderson Farms, Inc. ..........................   2,497        98,706
                                                             -----------
TOTAL FOOD PRODUCTS                                               98,706
                                                             -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 12.4%
  American Medical Systems Holdings, Inc.*........   3,156        55,956
  Arthrocare Corp.*...............................   1,144        47,201
  Biolase Technology, Inc.*.......................   6,751        43,882
  Biosite, Inc.*..................................   2,085       192,863
  Cooper Cos., Inc. (The).........................   1,397        71,387
  Greatbatch, Inc.*...............................   2,229        64,708
  Hologic, Inc.*..................................   1,240        71,362
  ICU Medical, Inc.*..............................     983        41,040
  Idexx Laboratories, Inc.*.......................     626        56,446
  Immucor, Inc.*..................................   2,558        83,468
  Integra LifeSciences Holdings Corp.*............   2,534       115,474
  Kensey Nash Corp.*..............................   2,037        52,392
  Mentor Corp. ...................................   1,307        50,855
  Merit Medical Systems, Inc.*....................   3,633        41,888
  PolyMedica Corp. ...............................   1,619        65,472
  Possis Medical, Inc.*...........................   9,008       116,564
  Respironics, Inc.*..............................   1,419        57,838
  SurModics, Inc.*................................   2,120        86,136
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         1,314,932
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 6.6%
  Amedisys, Inc.*.................................   1,900        59,565
  AMN Healthcare Services, Inc.*..................   4,085        99,470
  Amsurg Corp.*...................................   2,767        63,503
  HealthExtras, Inc.*.............................   3,058        94,645
  Healthways, Inc.*...............................   1,992        84,501
  Odyssey HealthCare, Inc.*.......................   4,529        60,417
  Pediatrix Medical Group, Inc.*..................   1,077        61,443
  Sierra Health Services, Inc.*...................   2,192        90,792
  Sunrise Senior Living, Inc.*....................   2,329        89,177
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           703,513
                                                             -----------
  HOTELS, RESTAURANTS & LEISURE 6.3%
  CEC Entertainment, Inc.*........................   1,526        63,588
  Jack in the Box, Inc.*..........................     783        52,164
  Monarch Casino & Resort, Inc.*..................   2,629        70,116
  Multimedia Games, Inc.*.........................   9,585       107,352
  P.F. Chang's China Bistro, Inc.*................   2,273        86,942
  Panera Bread Co. -- Class A*....................   1,656        92,223
  Papa John's International, Inc.*................   2,202        67,623
  Shuffle Master, Inc.*...........................   3,694        62,909
  Sonic Corp.*....................................   3,012        67,589
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              670,506
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  HOUSEHOLD DURABLES 0.7%
  Meritage Homes Corp.*...........................   2,092       $72,823
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                          72,823
                                                             -----------

  INSURANCE 2.1%
  Hilb Rogal & Hobbs Co. .........................   1,426        61,960
  Infinity Property & Casualty Corp. .............   2,318       107,810
  Philadelphia Consolidated Holding Co.*..........   1,224        53,121
                                                             -----------
TOTAL INSURANCE                                                  222,891
                                                             -----------

  INTERNET & CATALOG RETAIL 0.9%
  PetMed Express, Inc.*...........................   8,416        92,828
                                                             -----------
TOTAL INTERNET & CATALOG RETAIL                                   92,828
                                                             -----------

  INTERNET SOFTWARE & SERVICES 4.4%
  Bankrate, Inc.*.................................   2,922       117,961
  j2 Global Communications, Inc.*.................   4,035       116,047
  WebEx Communications, Inc.*.....................   2,164       122,785
  Websense, Inc.*.................................   4,580       113,172
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                               469,965
                                                             -----------

  IT SERVICES 2.2%
  CACI International, Inc. -- Class A*............   1,124        51,400
  eFunds Corp.*...................................   1,673        46,677
  Mantech International Corp. -- Class A*.........   1,588        48,720
  Talx Corp. .....................................   2,597        89,571
                                                             -----------
TOTAL IT SERVICES                                                236,368
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 1.7%
  Nautilus, Inc. .................................   6,079        83,951
  Pool Corp. .....................................   2,298        92,219
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               176,170
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 1.5%
  Dionex Corp.*...................................   1,075        74,175
  PharmaNet Development Group, Inc.*..............   3,095        84,463
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             158,638
                                                             -----------

  MACHINERY 1.5%
  ASV, Inc.*......................................   3,815        57,912
  Manitowoc Co., Inc. ............................     572        39,028
  Toro Co. .......................................   1,161        58,340
                                                             -----------
TOTAL MACHINERY                                                  155,280
                                                             -----------

  MARINE 0.3%
  Kirby Corp.*....................................     974        36,817
                                                             -----------
TOTAL MARINE                                                      36,817
                                                             -----------

  METALS & MINING 1.7%
  Chaparral Steel Co. ............................   1,370        96,585
  Cleveland-Cliffs, Inc. .........................   1,148        79,545
                                                             -----------
TOTAL METALS & MINING                                            176,130
                                                             -----------

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 48

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL, GAS & CONSUMABLE FUELS 4.7%
  Cabot Oil & Gas Corp. ..........................   1,528       $55,650
  Helix Energy Solutions Group, Inc.*.............   1,778        68,026
  Penn Virginia Corp. ............................     813        65,081
  Petroleum Development Corp.*....................   1,718        89,336
  St Mary Land & Exploration Co. .................   2,496        91,403
  Stone Energy Corp.*.............................   2,437        72,208
  Swift Energy Co.*...............................   1,347        54,756
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                496,460
                                                             -----------
  PERSONAL PRODUCTS 1.9%
  NBTY, Inc.*.....................................   1,886        93,187
  Playtex Products, Inc.*.........................   1,968        29,953
  USANA Health Sciences, Inc.*....................   1,849        73,664
                                                             -----------
TOTAL PERSONAL PRODUCTS                                          196,804
                                                             -----------

  PHARMACEUTICALS 1.5%
  Bradley Pharmaceuticals, Inc.*..................   4,054        79,580
  Noven Pharmaceuticals, Inc.*....................   1,139        26,664
  Sciele Pharma, Inc.*............................   2,127        52,579
                                                             -----------
TOTAL PHARMACEUTICALS                                            158,823
                                                             -----------
  ROAD & RAIL 2.0%
  Heartland Express, Inc. ........................   3,545        61,080
  Knight Transportation, Inc. ....................   3,464        67,444
  Landstar System, Inc. ..........................   1,708        82,514
                                                             -----------
TOTAL ROAD & RAIL                                                211,038
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
  Cabot Microelectronics Corp.*...................   1,550        49,817
  Diodes, Inc.*...................................   1,102        40,686
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    90,503
                                                             -----------
  SOFTWARE 5.9%
  Ansys, Inc.*....................................   1,432        73,318
  Blackbaud, Inc. ................................   3,123        68,956
  EPIQ Systems, Inc.*.............................   4,278       101,089
  Factset Research Systems, Inc. .................   1,460        89,805
  Kronos, Inc.*...................................   1,443        78,745
  Manhattan Associates, Inc.*.....................   1,533        44,334
  MICROS Systems, Inc.*...........................     699        38,305
  Quality Systems, Inc. ..........................   1,628        65,885
  Take-Two Interactive Software, Inc.*............   3,389        64,967
                                                             -----------
TOTAL SOFTWARE                                                   625,404
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  SPECIALTY RETAIL 6.5%
  Childrens Place Retail Stores Inc. (The)*.......     729       $38,542
  Christopher & Banks Corp. ......................   4,744        82,119
  Dress Barn, Inc.*...............................   1,766        35,161
  Guitar Center, Inc.*............................   1,220        56,486
  Gymboree Corp.*.................................   1,155        44,098
  Hibbett Sports, Inc.*...........................   2,065        60,195
  HOT Topic, Inc.*................................   6,534        73,769
  Jos. A. Bank Clothiers, Inc.*...................   2,054        79,367
  Stage Stores, Inc. .............................   4,261        93,955
  Tractor Supply Co.*.............................   1,680        86,923
  Tween Brands, Inc.*.............................     853        33,403
                                                             -----------
TOTAL SPECIALTY RETAIL                                           684,018
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.8%
  Crocs, Inc.*....................................     615        34,366
  Deckers Outdoor Corp.*..........................     755        57,176
  Fossil, Inc.*...................................   2,768        77,975
  K-Swiss, Inc. -- Class A........................   2,863        82,684
  Quiksilver, Inc.*...............................   3,558        47,321
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           299,522
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 0.5%
  Franklin Bank Corp.*............................   3,290        51,324
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                  51,324
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $9,953,346)                                           10,574,433
                                                             -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   6,511         6,511
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,511)                                                    6,511
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $9,959,857)                                           10,580,944
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                   (2,532)
                                                             -----------
NET ASSETS--100.0%                                           $10,578,412
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AUTO COMPONENTS 2.4%
  Goodyear Tire & Rubber Co.*.....................  21,338      $709,702
  Johnson Controls, Inc. .........................   6,357       650,512
                                                             -----------
TOTAL AUTO COMPONENTS                                          1,360,214
                                                             -----------

  AUTOMOBILES 3.4%
  Ford Motor Co. .................................  79,694       640,740
  General Motors Corp. ...........................  20,560       642,089
  Harley-Davidson, Inc. ..........................   9,914       627,754
                                                             -----------
TOTAL AUTOMOBILES                                              1,910,583
                                                             -----------

  DISTRIBUTORS 1.1%
  Genuine Parts Co. ..............................  12,439       614,611
                                                             -----------
TOTAL DISTRIBUTORS                                               614,611
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 2.3%
  Apollo Group, Inc. -- Class A*..................  13,356       631,739
  H&R Block, Inc. ................................  28,900       653,429
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                            1,285,168
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 13.5%
  Carnival Corp. .................................  13,175       644,126
  Darden Restaurants, Inc. .......................  15,245       632,362
  Harrah's Entertainment, Inc. ...................   7,219       615,781
  Hilton Hotels Corp. ............................  18,168       617,712
  International Game Technology, Inc. ............  15,441       588,920
  Marriott International, Inc. -- Class A.........  12,694       573,896
  McDonald's Corp. ...............................  13,873       669,788
  Starbucks Corp.*................................  19,553       606,534
  Starwood Hotels & Resorts Worldwide, Inc. ......   9,545       639,706
  Wendy's International, Inc. ....................  19,470       734,019
  Wyndham Worldwide Corp.*........................  18,313       633,630
  Yum! Brands, Inc. ..............................  10,388       642,601
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            7,599,075
                                                             -----------

  HOUSEHOLD DURABLES 14.7%
  Black & Decker Corp. ...........................   7,302       662,437
  Centex Corp. ...................................  13,792       617,468
  D.R. Horton, Inc. ..............................  26,217       581,493
  Fortune Brands, Inc. ...........................   7,708       617,411
  Harman International Industries, Inc. ..........   6,144       748,892
  KB Home.........................................  13,116       578,547
  Leggett & Platt, Inc. ..........................  26,140       614,813
  Lennar Corp. -- Class A.........................  13,247       565,779
  Newell Rubbermaid, Inc.*........................  19,887       609,934
  Pulte Homes, Inc. ..............................  22,759       612,217
  Snap-On, Inc. ..................................  12,600       686,700
  Stanley Works...................................  11,164       650,638
  Whirlpool Corp. ................................   7,134       756,418
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       8,302,747
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  INTERNET & CATALOG RETAIL 2.9%
  Amazon.Com, Inc.*...............................  15,976      $979,808
  IAC/InterActiveCorp*............................  16,539       630,467
                                                             -----------
TOTAL INTERNET & CATALOG RETAIL                                1,610,275
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 4.5%
  Brunswick Corp. ................................  19,081       625,094
  Eastman Kodak Co. ..............................  26,200       652,642
  Hasbro, Inc. ...................................  20,663       653,157
  Mattel, Inc. ...................................  21,754       615,638
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                             2,546,531
                                                             -----------

  MEDIA 18.7%
  CBS Corp. -- Class B............................  20,024       636,162
  Clear Channel Communications, Inc. .............  17,158       607,908
  Comcast Corp. -- Class A*.......................  23,676       631,202
  DIRECTV Group, Inc.*............................  27,197       648,376
  Dow Jones & Co., Inc. ..........................  17,632       640,571
  E.W. Scripps Co. -- Class A.....................  13,883       601,134
  Gannett Co., Inc. ..............................  10,625       606,263
  Interpublic Group of Cos., Inc.*................  47,985       608,450
  McGraw-Hill Cos., Inc. .........................   9,607       629,547
  Meredith Corp. .................................  10,561       611,693
  New York Times Co. -- Class A...................  24,933       583,432
  News Corp. -- Class A...........................  26,935       603,075
  Omnicom Group, Inc. ............................   5,803       607,632
  Time Warner, Inc. ..............................  30,971       638,932
  Tribune Co. ....................................  20,800       682,240
  Viacom, Inc. -- Class B*........................  15,033       620,111
  Walt Disney Co. ................................  17,942       627,611
                                                             -----------
TOTAL MEDIA                                                   10,584,339
                                                             -----------

  MULTILINE RETAIL 11.1%
  Big Lots, Inc.*.................................  19,617       631,667
  Dillard's, Inc. -- Class A......................  18,756       649,520
  Dollar General Corp. ...........................  28,655       611,784
  Family Dollar Stores, Inc. .....................  20,844       663,673
  Federated Department Stores, Inc. ..............  13,626       598,454
  J.C. Penney Holding Co., Inc. ..................   7,597       600,847
  Kohl's Corp.*...................................   8,352       618,382
  Nordstrom, Inc. ................................  11,849       650,747
  Sears Holdings Corp.*...........................   3,460       660,549
  Target Corp. ...................................  10,083       598,628
                                                             -----------
TOTAL MULTILINE RETAIL                                         6,284,251
                                                             -----------

  SPECIALTY RETAIL 18.6%
  Abercrombie & Fitch Co. -- Class A..............   7,939       648,299
  AutoNation, Inc.*...............................  28,659       585,790
  AutoZone, Inc.*.................................   4,838       643,648
  Bed Bath & Beyond, Inc.*........................  15,452       629,515
  Best Buy Co., Inc. .............................  12,538       584,898
  Circuit City Stores, Inc. ......................  33,909       591,712
  Gap, Inc. ......................................  34,476       618,844
  Home Depot, Inc. ...............................  16,058       608,116
  Limited Brands, Inc. ...........................  23,490       647,619
  Lowe's Cos., Inc. ..............................  19,456       594,575

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 50

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Office Depot, Inc.*.............................  17,453      $586,770
  OfficeMax, Inc. ................................  12,223       601,616
  RadioShack Corp. ...............................  23,200       674,424
  Sherwin-Williams Co. ...........................   9,169       584,707
  Staples, Inc. ..................................  23,729       588,479
  Tiffany & Co. ..................................  14,075       671,237
  TJX Cos., Inc. .................................  23,043       642,669
                                                             -----------
TOTAL SPECIALTY RETAIL                                        10,502,918
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 6.7%
  Coach, Inc.*....................................  12,362       603,637
  Jones Apparel Group, Inc. ......................  18,887       630,637
  Liz Claiborne, Inc. ............................  14,099       630,507
  Nike, Inc. -- Class B...........................  11,278       607,433
  Polo Ralph Lauren Corp. ........................   7,193       662,547
  V.F. Corp. .....................................   7,458       654,887
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         3,789,648
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $54,859,226)                                          56,390,360
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  71,510       $71,510
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $71,510)                                                  71,510
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $54,930,736)                                          56,461,870
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                   (2,326)
                                                             -----------
NET ASSETS--100.0%                                           $56,459,544
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%
  BEVERAGES 20.7%
  Anheuser-Busch Cos., Inc. ......................   3,853     $189,529
  Brown-Forman Corp. -- Class B...................   2,959      189,169
  Coca-Cola Co. (The).............................   4,052      211,474
  Coca-Cola Enterprises, Inc. ....................   9,454      207,421
  Constellation Brands, Inc. -- Class A*..........   9,925      222,419
  Molson Coors Brewing Co. -- Class B.............   2,152      202,890
  Pepsi Bottling Group, Inc. .....................   6,233      204,505
  PepsiCo, Inc. ..................................   3,055      201,905
                                                             ----------
TOTAL BEVERAGES                                               1,629,312
                                                             ----------

  FOOD & STAPLES RETAILING 23.2%
  Costco Wholesale Corp. .........................   3,610      193,388
  CVS Corp. ......................................   5,807      210,446
  Kroger Co. .....................................   7,191      212,206
  Safeway, Inc. ..................................   5,543      201,211
  SUPERVALU, Inc. ................................   5,087      233,492
  Sysco Corp. ....................................   5,894      192,970
  Wal-Mart Stores, Inc. ..........................   4,139      198,341
  Walgreen Co. ...................................   4,136      181,570
  Whole Foods Market, Inc. .......................   4,325      202,367
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                1,825,991
                                                             ----------
  FOOD PRODUCTS 32.8%
  Archer-Daniels-Midland Co. .....................   5,708      220,900
  Campbell Soup Co. ..............................   4,913      192,098
  ConAgra Foods, Inc. ............................   7,854      193,051
  Dean Foods Co. .................................   4,142      150,893
  General Mills, Inc. ............................   3,409      204,199
  H.J. Heinz Co. .................................   4,154      195,695
  Hershey Co. (The)...............................   3,577      196,592
  Kellogg Co. ....................................   3,784      200,212
  Kraft Foods, Inc. -- Class A....................   6,068      203,096
  McCormick & Co, Inc. ...........................   5,081      188,607
  Sara Lee Corp. .................................  11,515      188,961

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Tyson Foods, Inc. -- Class A....................  10,492     $219,912
  Wm. Wrigley Jr. Co. ............................   3,724      219,269
                                                             ----------
TOTAL FOOD PRODUCTS                                           2,573,485
                                                             ----------

  HOUSEHOLD PRODUCTS 10.3%
  Clorox Co. .....................................   3,073      206,137
  Colgate-Palmolive Co. ..........................   2,938      199,020
  Kimberly-Clark Corp. ...........................   2,866      203,973
  Procter & Gamble Co. ...........................   3,103      199,554
                                                             ----------
TOTAL HOUSEHOLD PRODUCTS                                        808,684
                                                             ----------

  PERSONAL PRODUCTS 5.2%
  Avon Products, Inc. ............................   5,093      202,702
  Estee Lauder Cos., Inc -- Class A...............   3,998      205,577
                                                             ----------
TOTAL PERSONAL PRODUCTS                                         408,279
                                                             ----------

  TOBACCO 7.7%
  Altria Group, Inc. .............................   3,010      207,449
  Reynolds American, Inc. ........................   3,196      205,375
  UST, Inc. ......................................   3,400      192,713
                                                             ----------
TOTAL TOBACCO                                                   605,537
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,331,767)                                           7,851,288
                                                             ----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................   2,063        2,063
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,063)                                                   2,063
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $7,333,830)                                           7,853,351
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       9,490
                                                             ----------
NET ASSETS--100.0%                                           $7,862,841
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 52

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%
  ENERGY EQUIPMENT & SERVICES 36.9%
  Baker Hughes, Inc. .............................   3,565     $286,590
  BJ Services Co. ................................   8,356      239,483
  ENSCO International, Inc. ......................   4,437      250,158
  Halliburton Co. ................................   7,088      225,186
  Nabors Industries Ltd.*.........................   7,696      247,196
  National-Oilwell Varco, Inc.*...................   3,104      263,374
  Noble Corp. ....................................   3,047      256,588
  Rowan Cos., Inc. ...............................   7,377      270,293
  Schlumberger Ltd. ..............................   3,517      259,660
  Smith International, Inc. ......................   5,143      269,699
  Transocean, Inc.*...............................   2,969      255,928
  Weatherford International Ltd.*.................   5,112      268,329
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES                             3,092,484
                                                             ----------

  OIL, GAS & CONSUMABLE FUELS 63.0%
  Anadarko Petroleum Corp. .......................   5,691      265,542
  Apache Corp. ...................................   3,344      242,440
  Chesapeake Energy Corp. ........................   7,625      257,344
  Chevron Corp. ..................................   3,290      255,929
  ConocoPhillips..................................   3,435      238,217
  CONSOL Energy, Inc. ............................   6,202      259,678
  Devon Energy Corp. .............................   3,507      255,555
  El Paso Corp. ..................................  16,184      242,760
  EOG Resources, Inc. ............................   3,420      251,165
  Exxon Mobil Corp. ..............................   3,232      256,556

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Hess Corp.*.....................................   4,409     $250,211
  Kinder Morgan, Inc. ............................   2,155      229,637
  Marathon Oil Corp. .............................   2,428      246,563
  Murphy Oil Corp. ...............................   4,379      242,772
  Occidental Petroleum Corp. .....................   4,971      252,030
  Peabody Energy Corp. ...........................   5,868      281,547
  Spectra Energy Corp. ...........................   9,493      247,767
  Sunoco, Inc. ...................................   3,429      258,992
  Valero Energy Corp. ............................   3,764      264,346
  Williams Cos., Inc. ............................   8,449      249,245
  XTO Energy, Inc. ...............................   4,453      241,664
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                             5,289,960
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,290,590)                                           8,382,444
                                                             ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  10,935       10,935
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,935)                                                 10,935
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,301,525)                                           8,393,379
                                                             ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                    (598)
                                                             ----------
NET ASSETS--100.0%                                           $8,392,781
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.6%
  CAPITAL MARKETS 19.5%
  Ameriprise Financial, Inc. .....................     985      $58,578
  Bank of New York Co., Inc.......................   1,409       57,036
  Bear Stearns Cos., Inc. ........................     377       58,699
  Charles Schwab Corp. ...........................   3,048       58,278
  E*Trade Financial Corp.*........................   2,528       55,818
  Federated Investors, Inc. -- Class B............   1,523       58,118
  Franklin Resources, Inc. .......................     478       62,766
  Goldman Sachs Group, Inc. ......................     276       60,336
  Janus Capital Group, Inc. ......................   2,716       67,954
  Legg Mason, Inc. ...............................     580       57,530
  Lehman Brothers Holdings, Inc. .................     767       57,740
  Mellon Financial Corp. .........................   1,323       56,797
  Merrill Lynch & Co., Inc. ......................     685       61,808
  Morgan Stanley..................................     734       61,663
  Northern Trust Corp. ...........................     945       59,488
  State Street Corp. .............................     867       59,710
  T. Rowe Price Group, Inc. ......................   1,187       58,970
                                                             ----------
TOTAL CAPITAL MARKETS                                         1,011,289
                                                             ----------

  COMMERCIAL BANKS 20.2%
  BB&T Corp. .....................................   1,345       55,979
  Comerica, Inc. .................................     933       57,762
  Commerce Bancorp, Inc. .........................   1,659       55,477
  Compass Bancshares, Inc. .......................     815       55,567
  Fifth Third Bancorp.............................   1,390       56,420
  First Horizon National Corp. ...................   1,334       52,306
  Huntington Bancshares, Inc. ....................   2,469       54,762
  KeyCorp.........................................   1,485       52,985
  M&T Bank Corp. .................................     472       52,552
  Marshall & Ilsley Corp. ........................   1,179       56,616
  National City Corp. ............................   1,518       55,483
  PNC Financial Services Group, Inc. .............     781       57,872
  Regions Financial Corp. ........................   1,582       55,512
  SunTrust Banks, Inc. ...........................     655       55,295
  Synovus Financial Corp. ........................   1,703       53,747
  U.S. Bancorp....................................   1,553       53,346
  Wachovia Corp. .................................     995       55,262
  Wells Fargo & Co. ..............................   1,608       57,711
  Zions Bancorp...................................     647       52,925
                                                             ----------
TOTAL COMMERCIAL BANKS                                        1,047,579
                                                             ----------

  CONSUMER FINANCE 3.6%
  American Express Co. ...........................     989       60,002
  Capital One Financial Corp. ....................     730       54,210
  SLM Corp. ......................................   1,312       70,625
                                                             ----------
TOTAL CONSUMER FINANCE                                          184,837
                                                             ----------
  DIVERSIFIED FINANCIAL SERVICES 6.7%
  Bank of America Corp. ..........................   1,096       55,787
  Chicago Mercantile Exchange Holdings, Inc. .....     103       53,225
  CIT Group, Inc. ................................   1,062       63,348
  Citigroup, Inc. ................................   1,102       59,089

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  JPMorgan Chase & Co. ...........................   1,157      $60,280
  Moody's Corp. ..................................     849       56,136
                                                             ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                            347,865
                                                             ----------

  INSURANCE 27.2%
  ACE Ltd. .......................................     999       59,401
  AFLAC, Inc. ....................................   1,198       61,505
  Allstate Corp...................................     916       57,085
  Ambac Financial Group, Inc. ....................     635       58,293
  American International Group, Inc. .............     819       57,256
  Aon Corp. ......................................   1,451       56,226
  Assurant, Inc. .................................     978       56,264
  Chubb Corp. ....................................   1,103       59,374
  Cincinnati Financial Corp. .....................   1,286       58,179
  Genworth Financial, Inc. -- Class A.............   1,599       58,348
  Hartford Financial Services Group, Inc. ........     582       58,898
  Lincoln National Corp. .........................     831       59,126
  Loews Corp. ....................................   1,254       59,339
  Marsh & McLennan Cos., Inc. ....................   1,896       60,217
  MBIA, Inc. .....................................     845       58,778
  MetLife, Inc. ..................................     887       58,276
  Principal Financial Group, Inc. ................     927       58,855
  Progressive Corp. ..............................   2,595       59,867
  Prudential Financial, Inc. .....................     617       58,615
  SAFECO Corp. ...................................     824       54,994
  Torchmark Corp. ................................     865       59,080
  Travelers Cos., Inc. (The)......................   1,091       59,023
  UnumProvident Corp. ............................   2,475       61,578
  XL Capital Ltd. -- Class A......................     801       62,462
                                                             ----------
TOTAL INSURANCE                                               1,411,039
                                                             ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 13.7%
  Apartment Investment & Management Co. -- Class
    A.............................................     991       54,802
  Archstone-Smith Trust...........................   1,016       52,944
  AvalonBay Communities, Inc. ....................     424       51,838
  Boston Properties, Inc. ........................     468       55,018
  Developers Diversified Realty Corp. ............     870       56,637
  Equity Residential Properties Trust.............   1,151       53,441
  Host Hotels & Resorts, Inc. ....................   2,068       53,024
  Kimco Realty Corp. .............................   1,129       54,271
  Plum Creek Timber Co., Inc. ....................   1,440       57,168
  ProLogis........................................     835       54,108
  Public Storage, Inc. ...........................     570       53,192
  Simon Property Group, Inc. .....................     498       57,410
  Vornado Realty Trust............................     452       53,621
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                     707,474
                                                             ----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
  CB Richard Ellis Group, Inc. -- Class A*........   1,608       54,431
                                                             ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                       54,431
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 7.7%
  Countrywide Financial Corp. ....................   1,552       57,548
  Federal Home Loan Mortgage Corp. ...............     913       59,144
  Federal National Mortgage Association...........   1,011       59,568

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 54

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Hudson City Bancorp, Inc. ......................   4,066      $54,159
  MGIC Investment Corp. ..........................     939       57,852
  Sovereign Bancorp, Inc. ........................   2,145       52,059
  Washington Mutual, Inc. ........................   1,364       57,261
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                397,591
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $4,986,986)                                           5,162,105
                                                             ----------
SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  16,865       16,865
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $16,865)                                                 16,865
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $5,003,851)                                           5,178,970
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       3,201
                                                             ----------
NET ASSETS--100.0%                                           $5,182,171
-----------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 55

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%
  BIOTECHNOLOGY 12.4%
  Amgen, Inc.*....................................   2,427     $155,668
  Biogen Idec, Inc.*..............................   3,302      155,888
  Celgene Corp.*..................................   2,765      169,108
  Genzyme Corp.*..................................   2,427      158,507
  Gilead Sciences, Inc.*..........................   2,067      168,915
  MedImmune, Inc.*................................   4,424      250,752
                                                             ----------
TOTAL BIOTECHNOLOGY                                           1,058,838
                                                             ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 21.4%
  Bausch & Lomb, Inc. ............................   2,906      170,960
  Baxter International, Inc. .....................   2,802      158,677
  Becton Dickinson & Co. .........................   1,933      152,108
  Biomet, Inc. ...................................   3,406      147,139
  Boston Scientific Corp.*........................   9,698      149,737
  C.R. Bard, Inc. ................................   1,814      150,798
  Hospira, Inc.*..................................   3,680      149,224
  Medtronic, Inc. ................................   2,942      155,720
  St Jude Medical, Inc.*..........................   3,826      163,715
  Stryker Corp. ..................................   2,204      143,128
  Varian Medical Systems, Inc.*...................   3,040      128,318
  Zimmer Holdings, Inc.*..........................   1,683      152,278
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        1,821,802
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 29.1%
  Aetna, Inc. ....................................   3,329      156,064
  AmerisourceBergen Corp. ........................   2,774      138,672
  Cardinal Health, Inc. ..........................   2,031      142,069
  Cigna Corp. ....................................   1,009      156,990
  Coventry Health Care, Inc.*.....................   2,619      151,457
  Express Scripts, Inc.*..........................   1,744      166,639
  Humana, Inc.*...................................   2,470      156,203
  Laboratory Corp. of America Holdings*...........   2,031      160,327
  Manor Care, Inc. ...............................   2,674      173,516
  McKesson Corp. .................................   2,604      153,193
  Medco Health Solutions, Inc.*...................   2,113      164,856
  Patterson Cos., Inc.*...........................   4,335      156,320
  Quest Diagnostics, Inc. ........................   2,936      143,541
  Tenet Healthcare Corp.*.........................  22,653      168,085
  UnitedHealth Group, Inc. .......................   2,707      143,634
  WellPoint, Inc.*................................   1,826      144,199
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        2,475,765
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  HEALTH CARE TECHNOLOGY 1.8%
  IMS Health, Inc. ...............................   5,043     $147,911
                                                             ----------
TOTAL HEALTH CARE TECHNOLOGY                                    147,911
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 9.0%
  Applera Corp. -- Applied Biosystems Group.......   4,869      152,108
  Millipore Corp.*................................   2,015      148,767
  PerkinElmer, Inc. ..............................   6,186      149,701
  Thermo Electron Corp.*..........................   3,168      164,926
  Waters Corp.*...................................   2,564      152,379
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                            767,881
                                                             ----------

  PHARMACEUTICALS 26.2%
  Abbott Laboratories.............................   2,720      154,006
  Allergan, Inc. .................................   1,299      157,439
  Barr Pharmaceuticals, Inc.*.....................   2,979      144,064
  Bristol-Myers Squibb Co. .......................   5,363      154,776
  Eli Lilly & Co. ................................   2,756      162,962
  Forest Laboratories, Inc.*......................   2,845      151,382
  Johnson & Johnson...............................   2,378      152,715
  King Pharmaceuticals, Inc.*.....................   7,628      155,993
  Merck & Co., Inc. ..............................   3,338      171,707
  Mylan Laboratories, Inc. .......................   7,406      162,414
  Pfizer, Inc. ...................................   5,756      152,304
  Schering-Plough Corp. ..........................   6,125      194,346
  Watson Pharmaceuticals, Inc.*...................   5,637      153,890
  Wyeth...........................................   2,979      165,335
                                                             ----------
TOTAL PHARMACEUTICALS                                         2,233,333
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,551,276)                                           8,505,529
                                                             ----------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  10,339       10,339
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,339)                                                 10,339
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,561,615)                                           8,515,868
                                                             ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                    (143)
                                                             ----------
NET ASSETS--100.0%                                           $8,515,725
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 56

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 18.9%
  Boeing Co. .....................................   1,662     $154,566
  General Dynamics Corp. .........................   1,929      151,427
  Goodrich Corp. .................................   2,983      169,554
  Honeywell International, Inc. ..................   3,190      172,834
  L-3 Communications Holdings, Inc. ..............   1,785      160,525
  Lockheed Martin Corp. ..........................   1,530      147,094
  Northrop Grumman Corp. .........................   2,064      151,993
  Raytheon Co. ...................................   2,821      151,036
  Rockwell Collins, Inc. .........................   2,192      143,949
  United Technologies Corp. ......................   2,318      155,607
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                     1,558,585
                                                             ----------

  AIR FREIGHT & LOGISTICS 5.6%
  C.H. Robinson Worldwide, Inc. ..................   3,154      168,613
  FedEx Corp. ....................................   1,348      142,133
  United Parcel Service, Inc. -- Class B..........   2,162      152,269
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                   463,015
                                                             ----------

  AIRLINES 1.7%
  Southwest Airlines Co. .........................   9,979      143,199
                                                             ----------
TOTAL AIRLINES                                                  143,199
                                                             ----------

  BUILDING PRODUCTS 3.7%
  American Standard Cos., Inc. ...................   2,812      154,829
  Masco Corp. ....................................   5,439      147,995
                                                             ----------
TOTAL BUILDING PRODUCTS                                         302,824
                                                             ----------
  COMMERCIAL SERVICES & SUPPLIES 16.6%
  Allied Waste Industries, Inc.*..................  12,229      163,502
  Avery Dennison Corp.*...........................   2,336      145,299
  Cintas Corp. ...................................   3,774      141,412
  Equifax, Inc. ..................................   4,049      161,150
  Monster Worldwide, Inc.*........................   3,127      131,490
  Pitney Bowes, Inc. .............................   3,312      158,976
  R.R. Donnelley & Sons Co. ......................   4,235      170,247
  Robert Half International, Inc. ................   4,022      133,933
  Waste Management, Inc. .........................   4,466      167,073
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                          1,373,082
                                                             ----------
  CONSTRUCTION & ENGINEERING 1.9%
  Fluor Corp. ....................................   1,698      162,363
                                                             ----------
TOTAL CONSTRUCTION & ENGINEERING                                162,363
                                                             ----------
  ELECTRICAL EQUIPMENT 5.8%
  Cooper Industries Ltd., -- Class A..............   3,259      162,168
  Emerson Electric Co. ...........................   3,543      166,485
  Rockwell Automation, Inc.*......................   2,492      148,374
                                                             ----------
TOTAL ELECTRICAL EQUIPMENT                                      477,027
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  INDUSTRIAL CONGLOMERATES 7.9%
  3M Co. .........................................   1,989     $164,629
  General Electric Co. ...........................   4,358      160,636
  Textron, Inc. ..................................   1,665      169,281
  Tyco International Ltd. ........................   4,846      158,125
                                                             ----------
TOTAL INDUSTRIAL CONGLOMERATES                                  652,671
                                                             ----------

  MACHINERY 25.8%
  Caterpillar, Inc. ..............................   2,369      172,037
  Cummins, Inc. ..................................   2,162      199,250
  Danaher Corp. ..................................   2,108      150,068
  Deere & Co. ....................................   1,360      148,784
  Dover Corp. ....................................   3,151      151,626
  Eaton Corp. ....................................   1,815      161,916
  Illinois Tool Works, Inc. ......................   2,968      152,288
  Ingersoll-Rand Co., Ltd. -- Class A.............   3,483      155,516
  ITT Corp. ......................................   2,516      160,546
  PACCAR, Inc. ...................................   2,070      173,839
  Pall Corp. .....................................   3,929      164,821
  Parker-Hannifin Corp. ..........................   1,815      167,234
  Terex Corp.*....................................   2,189      170,414
                                                             ----------
TOTAL MACHINERY                                               2,128,339
                                                             ----------

  ROAD & RAIL 9.9%
  Burlington Northern Santa Fe Corp. .............   1,875      164,138
  CSX Corp. ......................................   3,732      161,110
  Norfolk Southern Corp. .........................   3,070      163,447
  Ryder System, Inc. .............................   3,019      158,920
  Union Pacific Corp. ............................   1,497      171,032
                                                             ----------
TOTAL ROAD & RAIL                                               818,647
                                                             ----------

  TRADING COMPANIES & DISTRIBUTORS 2.0%
  W.W. Grainger, Inc. ............................   1,989      164,331
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                          164,331
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,420,653)                                           8,244,083
                                                             ----------
SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  12,578       12,578
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,578)                                                 12,578
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,433,231)                                           8,256,661
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                    1,053
                                                             ----------
NET ASSETS--100.0%                                           $8,257,714
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 57

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%
  CHEMICALS 45.6%
  Air Products & Chemicals, Inc. .................   2,632     $201,348
  Ashland, Inc. ..................................   3,063      183,627
  Dow Chemical Co. (The)..........................   4,266      190,306
  Du Pont (E.I.) de Nemours & Co. ................   3,863      189,944
  Eastman Chemical Co. ...........................   3,179      215,218
  Ecolab, Inc. ...................................   4,548      195,519
  Hercules, Inc.*.................................   9,585      180,581
  International Flavors & Fragrances, Inc. .......   4,176      203,246
  Monsanto Co. ...................................   3,743      220,800
  PPG Industries, Inc. ...........................   2,796      205,730
  Praxair, Inc. ..................................   3,189      205,850
  Rohm & Haas Co. ................................   3,808      194,855
  Sigma-Aldrich Corp. ............................   4,826      203,078
                                                             ----------
TOTAL CHEMICALS                                               2,590,102
                                                             ----------
  CONSTRUCTION MATERIALS 3.7%
  Vulcan Materials Co. ...........................   1,677      207,394
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                    207,394
                                                             ----------
  CONTAINERS & PACKAGING 18.0%
  Ball Corp. .....................................   4,268      216,345
  Bemis Co., Inc. ................................   5,889      195,633
  Pactiv Corp.*...................................   6,157      212,909
  Sealed Air Corp. ...............................   6,095      200,525
  Temple-Inland, Inc. ............................   3,324      196,914
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                  1,022,326
                                                             ----------

  METALS & MINING 21.7%
  Alcoa, Inc. ....................................   5,765      204,600
  Allegheny Technologies, Inc. ...................   1,877      205,682

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................   3,179     $213,502
  Newmont Mining Corp. (Holding Co.)..............   4,490      187,233
  Nucor Corp. ....................................   3,131      198,693
  United States Steel Corp. ......................   2,166      219,935
                                                             ----------
TOTAL METALS & MINING                                         1,229,645
                                                             ----------

  PAPER & FOREST PRODUCTS 10.9%
  International Paper Co. ........................   5,468      206,253
  MeadWestvaco Corp. .............................   6,586      219,709
  Weyerhaeuser Co. ...............................   2,443      193,534
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   619,496
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $5,362,571)                                           5,668,963
                                                             ----------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   3,765        3,765
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,765)                                                   3,765
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $5,366,336)                                           5,672,728
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                    1,559
                                                             ----------
NET ASSETS--100.0%                                           $5,674,287
-----------------------------------------------------------------------

 *  Non-Income Producing Security.
(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 58

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.9%
  COMMUNICATIONS EQUIPMENT 13.9%
  ADC Telecommunications, Inc.*...................  10,163      $186,999
  Avaya, Inc.*....................................  14,230       183,852
  Ciena Corp.*....................................   6,577       191,785
  Cisco Systems, Inc.*............................   6,384       170,708
  Corning, Inc.*..................................   7,591       180,058
  JDS Uniphase Corp.*.............................  10,937       180,242
  Juniper Networks, Inc.*.........................   9,150       204,594
  Motorola, Inc. .................................   9,108       157,842
  QUALCOMM, Inc. .................................   3,804       166,615
  Tellabs, Inc.*..................................  16,645       176,770
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                 1,799,465
                                                             -----------

  COMPUTERS & PERIPHERALS 14.7%
  Apple, Inc.*....................................   1,849       184,530
  Dell, Inc.*.....................................   7,378       186,000
  EMC Corp.*......................................  12,746       193,484
  Hewlett-Packard Co. ............................   4,152       174,965
  International Business Machines Corp. ..........   1,777       181,627
  Lexmark International, Inc. -- Class A*.........   2,792       152,164
  NCR Corp.*......................................   3,475       175,140
  Network Appliance, Inc.*........................   4,524       168,338
  QLogic Corp.*...................................   9,699       173,418
  SanDisk Corp.*..................................   4,088       177,624
  Sun Microsystems, Inc.*.........................  26,597       138,836
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                  1,906,126
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 7.7%
  Agilent Technologies, Inc.*.....................   5,222       179,480
  Jabil Circuit, Inc. ............................   6,347       147,885
  Molex, Inc. ....................................   5,803       173,394
  Sanmina-SCI Corp.*..............................  44,282       152,773
  Solectron Corp.*................................  51,840       173,664
  Tektronix, Inc. ................................   5,884       172,931
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                       1,000,127
                                                             -----------

  INTERNET SOFTWARE & SERVICES 5.3%
  eBay, Inc.*.....................................   5,227       177,404
  Google, Inc. -- Class A*........................     375       176,767
  VeriSign, Inc.*.................................   6,719       183,765
  Yahoo!, Inc.*...................................   5,546       155,510
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                               693,446
                                                             -----------

  IT SERVICES 16.3%
  Affiliated Computer Services, Inc. -- Class
    A*............................................   3,248       194,588
  Automatic Data Processing, Inc. ................   3,833       171,565
  Cognizant Technology Solutions Corp. -- Class
    A*............................................   1,868       166,999
  Computer Sciences Corp.*........................   3,269       181,560
  Convergys Corp.*................................   6,636       167,625
  Electronic Data Systems Corp. ..................   6,032       176,376

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Fidelity National Information Services, Inc. ...   3,793      $191,660
  First Data Corp. ...............................   6,727       217,955
  Fiserv, Inc.*...................................   3,262       173,441
  Paychex, Inc. ..................................   4,175       154,893
  Unisys Corp.*...................................  20,050       157,192
  Western Union Co. (The).........................   7,621       160,422
                                                             -----------
TOTAL IT SERVICES                                              2,114,276
                                                             -----------

  OFFICE ELECTRONICS 1.4%
  Xerox Corp.*....................................   9,855       182,318
                                                             -----------
TOTAL OFFICE ELECTRONICS                                         182,318
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24.3%
  Advanced Micro Devices, Inc.*...................  11,801       163,090
  Altera Corp.*...................................   7,968       179,599
  Analog Devices, Inc. ...........................   4,688       181,051
  Applied Materials, Inc. ........................   8,962       172,250
  Broadcom Corp. -- Class A*......................   4,870       158,518
  Intel Corp. ....................................   8,663       186,254
  KLA-Tencor Corp. ...............................   3,187       177,038
  Linear Technology Corp. ........................   4,936       184,705
  LSI Logic Corp.*................................  16,425       139,612
  Maxim Integrated Products, Inc. ................   5,191       164,659
  Micron Technology, Inc.*........................  14,456       165,810
  National Semiconductor Corp. ...................   6,619       174,080
  Novellus Systems, Inc.*.........................   5,062       163,857
  NVIDIA Corp.*...................................   5,850       192,406
  PMC -- Sierra, Inc.*............................  25,308       195,631
  Teradyne, Inc.*.................................   9,922       173,139
  Texas Instruments, Inc. ........................   5,290       181,817
  Xilinx, Inc. ...................................   6,491       191,355
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                 3,144,871
                                                             -----------

  SOFTWARE 16.3%
  Adobe Systems, Inc.*............................   4,240       176,214
  Autodesk, Inc.*.................................   4,414       182,166
  BMC Software, Inc.*.............................   5,353       173,277
  CA, Inc. .......................................   6,552       178,608
  Citrix Systems, Inc.*...........................   5,317       173,334
  Compuware Corp.*................................  17,676       174,462
  Electronic Arts, Inc.*..........................   3,367       169,730
  Intuit, Inc.*...................................   5,766       164,043
  Microsoft Corp. ................................   6,067       181,646
  Novell, Inc.*...................................  23,664       172,747
  Oracle Corp.*...................................   9,923       186,552
  Symantec Corp.*.................................   9,825       172,920
                                                             -----------
TOTAL SOFTWARE                                                 2,105,699
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $12,214,329)                                          12,946,328
                                                             -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 59

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................     100          $100
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100)                                                        100
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $12,214,429)                                          12,946,428
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                        6,634
                                                             -----------
NET ASSETS--100.0%                                           $12,953,062
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 60

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 16.8%
  AT&T, Inc. .....................................   5,799     $224,537
  CenturyTel, Inc. ...............................   4,914      226,290
  Citizens Communications Co. ....................  15,009      233,690
  Embarq Corp. ...................................   3,996      239,920
  Qwest Communications International, Inc.*.......  24,818      220,384
  Verizon Communications, Inc. ...................   5,905      225,453
  Windstream Corp.*...............................  14,879      217,531
                                                             ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                  1,587,805
                                                             ----------

  ELECTRIC UTILITIES 31.9%
  Allegheny Energy, Inc.*.........................   4,507      240,944
  American Electric Power Co., Inc. ..............   4,661      234,075
  Duke Energy Corp. ..............................  10,927      224,222
  Edison International............................   4,426      231,701
  Entergy Corp. ..................................   2,149      243,138
  Exelon Corp. ...................................   3,257      245,610
  FirstEnergy Corp. ..............................   3,401      232,765
  FPL Group, Inc. ................................   3,605      232,054
  Integrys Energy Group, Inc. ....................   3,989      223,783
  Pinnacle West Capital Corp. ....................   4,541      219,285
  PPL Corp. ......................................   5,673      247,400
  Progress Energy, Inc. ..........................   4,336      219,185
  Southern Co. ...................................   6,041      228,289
                                                             ----------
TOTAL ELECTRIC UTILITIES                                      3,022,451
                                                             ----------
  GAS UTILITIES 5.0%
  Nicor, Inc. ....................................   4,548      233,039
  Questar Corp. ..................................   2,499      242,728
                                                             ----------
TOTAL GAS UTILITIES                                             475,767
                                                             ----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 9.7%
  AES Corp.*......................................  10,385      228,366
  Constellation Energy Group, Inc. ...............   2,559      228,058
  Dynegy, Inc.*...................................  25,160      236,756
  TXU Corp. ......................................   3,412      223,759
                                                             ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                916,939
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  MULTI-UTILITIES 31.4%
  Ameren Corp. ...................................   4,357     $229,047
  CenterPoint Energy, Inc. .......................  12,271      231,063
  CMS Energy Corp. ...............................  12,553      232,482
  Consolidated Edison, Inc. ......................   4,416      226,364
  Dominion Resources, Inc. .......................   2,516      229,459
  DTE Energy Co. .................................   4,611      233,270
  KeySpan Corp. ..................................   5,260      217,817
  NiSource, Inc. .................................   9,019      221,777
  PG&E Corp. .....................................   4,641      234,835
  Public Service Enterprise Group, Inc. ..........   2,762      238,775
  Sempra Energy...................................   3,551      225,417
  TECO Energy, Inc. ..............................  12,746      228,791
  Xcel Energy, Inc. ..............................   9,099      219,195
                                                             ----------
TOTAL MULTI-UTILITIES                                         2,968,292
                                                             ----------

  WIRELESS TELECOMMUNICATION SERVICES 4.7%
  ALLTEL Corp. ...................................   3,467      217,346
  Sprint Nextel Corp. ............................  11,259      225,518
                                                             ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                       442,864
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $8,359,552)                                           9,414,118
                                                             ----------
SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  33,929       33,929
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,929)                                                 33,929
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $8,393,481)                                           9,448,047
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      12,429
                                                             ----------
NET ASSETS--100.0%                                           $9,460,476
-----------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 61

STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                  RYDEX          RYDEX     RYDEX S&P     RYDEX S&P
                                                              S&P EQUAL    RUSSELL TOP      500 PURE      500 PURE
                                                             WEIGHT ETF         50 ETF     VALUE ETF    GROWTH ETF
                                                         --------------   ------------   -----------   -----------
ASSETS
Investments at Market Value*...........................  $2,283,726,816   $538,795,422   $43,341,022   $51,478,217
Receivables:
  Investments Sold.....................................         105,122             --            --         4,378
  Dividends............................................       1,431,803        489,367        53,349        16,390
  Rydex In-kind Subscriptions..........................          10,464             --            --            --
                                                         --------------   ------------   -----------   -----------
    TOTAL ASSETS.......................................   2,285,274,205    539,284,789    43,394,371    51,498,985
                                                         --------------   ------------   -----------   -----------
LIABILITIES
Payables:
  Accrued Management Fees..............................         719,315         88,420        11,218        13,452
                                                         --------------   ------------   -----------   -----------
    TOTAL LIABILITIES..................................         719,315         88,420        11,218        13,452
                                                         --------------   ------------   -----------   -----------
NET ASSETS.............................................  $2,284,554,890   $539,196,369   $43,383,153   $51,485,533
                                                         ==============   ============   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in Capital........................................  $2,012,616,323   $511,011,746   $39,525,027   $48,646,543
Undistributed Net Investment Income....................       3,253,480        511,400        64,039        81,279
Accumulated Net Realized Gain/(Loss) on Investments....      (9,940,772)    (1,076,496)      442,000       187,152
Net Unrealized Appreciation on Investments.............     278,625,859     28,749,719     3,352,087     2,570,559
                                                         --------------   ------------   -----------   -----------
NET ASSETS.............................................  $2,284,554,890   $539,196,369   $43,383,153   $51,485,533
                                                         ==============   ============   ===========   ===========
Shares Outstanding (Unlimited Shares Authorized), No
  Par Value............................................      45,108,865      4,900,019     1,200,038     1,350,007
                                                         ==============   ============   ===========   ===========
Net Asset Value, Offering Price and Repurchase Price
  Per Share............................................  $        50.65   $     110.04   $     36.15   $     38.14
                                                         ==============   ============   ===========   ===========
*Total Cost of Investments.............................  $2,005,100,957   $510,045,703   $39,988,935   $48,907,658
                                                         ==============   ============   ===========   ===========

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 62

STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                     RYDEX S&P         RYDEX S&P        RYDEX S&P         RYDEX S&P
                                                    MIDCAP 400        MIDCAP 400     SMALLCAP 600      SMALLCAP 600
                                                PURE VALUE ETF   PURE GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF
                                                --------------   ---------------   --------------   ---------------
ASSETS
Investments at Market Value*..................   $22,321,523       $22,391,212      $23,792,206       $10,580,944
Receivables:
  Dividends...................................        23,970             3,216           24,628               463
                                                 -----------       -----------      -----------       -----------
    TOTAL ASSETS..............................    22,345,493        22,394,428       23,816,834        10,581,407
                                                 -----------       -----------      -----------       -----------
LIABILITIES
Payables:
  Accrued Management Fees.....................         5,757             6,303            6,672             2,995
                                                 -----------       -----------      -----------       -----------
    TOTAL LIABILITIES.........................         5,757             6,303            6,672             2,995
                                                 -----------       -----------      -----------       -----------
NET ASSETS....................................   $22,339,736       $22,388,125      $23,810,162       $10,578,412
                                                 ===========       ===========      ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital...............................   $21,108,026       $21,341,805      $22,721,168       $ 9,914,908
Undistributed Net Investment Income/(Loss)....        28,637            (2,017)          30,605            (4,455)
Accumulated Net Realized Gain on
  Investments.................................       551,110           143,108          104,031            46,872
Net Unrealized Appreciation on Investments....       651,963           905,229          954,358           621,087
                                                 -----------       -----------      -----------       -----------
NET ASSETS....................................   $22,339,736       $22,388,125      $23,810,162       $10,578,412
                                                 ===========       ===========      ===========       ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value...................       600,017           400,008          550,007           250,000
                                                 ===========       ===========      ===========       ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share.............................   $     37.23       $     55.97      $     43.29       $     42.31
                                                 ===========       ===========      ===========       ===========
*Total Cost of Investments....................   $21,669,560       $21,485,983      $22,837,848       $ 9,959,857
                                                 ===========       ===========      ===========       ===========

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 63

STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                             RYDEX S&P      RYDEX S&P
                                                          EQUAL WEIGHT   EQUAL WEIGHT      RYDEX S&P        RYDEX S&P
                                                              CONSUMER       CONSUMER   EQUAL WEIGHT     EQUAL WEIGHT
                                                     DISCRETIONARY ETF    STAPLES ETF     ENERGY ETF   FINANCIALS ETF
                                                     -----------------   ------------   ------------   --------------
ASSETS
Investments at Market Value*.......................     $56,461,870       $7,853,351     $8,393,379      $5,178,970
Receivables:
  Investments Sold.................................              --            4,892             --              --
  Dividends........................................          16,299            7,791          2,787           5,302
                                                        -----------       ----------     ----------      ----------
    TOTAL ASSETS...................................      56,478,169        7,866,034      8,396,166       5,184,272
                                                        -----------       ----------     ----------      ----------
LIABILITIES
Payables:
  Accrued Management Fees..........................          18,625            3,193          3,385           2,101
                                                        -----------       ----------     ----------      ----------
    TOTAL LIABILITIES..............................          18,625            3,193          3,385           2,101
                                                        -----------       ----------     ----------      ----------
NET ASSETS.........................................     $56,459,544       $7,862,841     $8,392,781      $5,182,171
                                                        ===========       ==========     ==========      ==========
NET ASSETS CONSIST OF:
Paid-in Capital....................................     $54,817,900       $7,224,635     $7,251,932      $4,977,639
Undistributed Net Investment Income/(Loss).........           1,819           71,341           (956)          9,033
Accumulated Net Realized Gain on Investments.......         108,691           47,344         49,951          20,380
Net Unrealized Appreciation on Investments.........       1,531,134          519,521      1,091,854         175,119
                                                        -----------       ----------     ----------      ----------
NET ASSETS.........................................     $56,459,544       $7,862,841     $8,392,781      $5,182,171
                                                        ===========       ==========     ==========      ==========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value.....................................       1,150,000          150,000        150,000         100,000
                                                        ===========       ==========     ==========      ==========
Net Asset Value, Offering Price and Repurchase
  Price Per Share..................................     $     49.10       $    52.42     $    55.95      $    51.82
                                                        ===========       ==========     ==========      ==========
*Total Cost of Investments.........................     $54,930,736       $7,333,830     $7,301,525      $5,003,851
                                                        ===========       ==========     ==========      ==========

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 64

STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                             RYDEX S&P         RYDEX S&P       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                          EQUAL WEIGHT      EQUAL WEIGHT    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                       HEALTH CARE ETF   INDUSTRIALS ETF   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                       ---------------   ---------------   -------------   --------------   -------------
ASSETS
Investments at Market Value*.........    $8,515,868        $8,256,661       $5,672,728      $12,946,428      $9,448,047
Receivables:
  Investments Sold...................            --                --               --           13,045              --
  Dividends..........................         3,274             4,366            3,892            2,195          16,292
                                         ----------        ----------       ----------      -----------      ----------
    TOTAL ASSETS.....................     8,519,142         8,261,027        5,676,620       12,961,668       9,464,339
                                         ----------        ----------       ----------      -----------      ----------
LIABILITIES
Payables:
  Due to Custodian...................            --                --               --            3,562              --
  Accrued Management Fees............         3,417             3,313            2,333            5,044           3,863
                                         ----------        ----------       ----------      -----------      ----------
    TOTAL LIABILITIES................         3,417             3,313            2,333            8,606           3,863
                                         ----------        ----------       ----------      -----------      ----------
NET ASSETS...........................    $8,515,725        $8,257,714       $5,674,287      $12,953,062      $9,460,476
                                         ==========        ==========       ==========      ===========      ==========
NET ASSETS CONSIST OF:
Paid-in Capital......................    $7,419,653        $7,372,664       $5,315,351      $12,154,577      $8,341,382
Undistributed Net Investment
  Income/(Loss)......................         5,477               498            4,143           (5,137)         20,345
Accumulated Net Realized Gain on
  Investments........................       136,342            61,122           48,401           71,623          44,183
Net Unrealized Appreciation on
  Investments........................       954,253           823,430          306,392          731,999       1,054,566
                                         ----------        ----------       ----------      -----------      ----------
NET ASSETS...........................    $8,515,725        $8,257,714       $5,674,287      $12,953,062      $9,460,476
                                         ==========        ==========       ==========      ===========      ==========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..........       150,000           150,000          100,000          250,000         150,000
                                         ==========        ==========       ==========      ===========      ==========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.........    $    56.77        $    55.05       $    56.74      $     51.81      $    63.07
                                         ==========        ==========       ==========      ===========      ==========
*Total Cost of Investments...........    $7,561,615        $7,433,231       $5,366,336      $12,214,429      $8,393,481
                                         ==========        ==========       ==========      ===========      ==========

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 65

STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                 RYDEX           RYDEX    RYDEX S&P    RYDEX S&P
                                                             S&P EQUAL         RUSSELL     500 PURE     500 PURE
                                                            WEIGHT ETF      TOP 50 ETF    VALUE ETF   GROWTH ETF
                                                          ------------   -------------   ----------   ----------
INVESTMENT INCOME
  Dividends.............................................  $ 16,861,399    $ 5,470,133    $ 329,649    $  180,770
                                                          ------------    -----------    ----------   ----------
    Total Income........................................    16,861,399      5,470,133      329,649       180,770
                                                          ------------    -----------    ----------   ----------
EXPENSES
  Management Fee........................................     3,931,442        506,557       47,581        51,666
  Other Fees............................................            --             --           --             4
                                                          ------------    -----------    ----------   ----------
    Total Expenses......................................     3,931,442        506,557       47,581        51,670
                                                          ------------    -----------    ----------   ----------
Net Investment Income...................................    12,929,957      4,963,576      282,068       129,100
                                                          ------------    -----------    ----------   ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments...........................................     7,248,178       (273,546)     494,641       238,903
  In-kind Redemptions...................................    32,680,387     19,526,792           --            --
                                                          ------------    -----------    ----------   ----------
    Net Realized Gain...................................    39,928,565     19,253,246      494,641       238,903
Net Change in Unrealized Appreciation on Investments....   144,848,315      8,069,156    2,341,111     2,004,100
                                                          ------------    -----------    ----------   ----------
Net Realized and Unrealized Gain on Investments.........   184,776,880     27,322,402    2,835,752     2,243,003
                                                          ------------    -----------    ----------   ----------
    NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS........................................  $197,706,837    $32,285,978    $3,117,820   $2,372,103
                                                          ============    ===========    ==========   ==========

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 66

STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              RYDEX S&P    RYDEX S&P    RYDEX S&P    RYDEX S&P
                                                                 MIDCAP       MIDCAP     SMALLCAP     SMALLCAP
                                                               400 PURE     400 PURE     600 PURE     600 PURE
                                                              VALUE ETF   GROWTH ETF    VALUE ETF   GROWTH ETF
                                                             ----------   ----------   ----------   ----------
INVESTMENT INCOME
  Dividends................................................  $ 211,661    $ 151,182     $125,341     $ 10,314
  Foreign Taxes Withheld...................................         --           --          (95)          --
                                                             ----------   ----------    --------     --------
    Total Income...........................................    211,661      151,182      125,246       10,314
                                                             ----------   ----------    --------     --------
EXPENSES
  Management Fee...........................................     25,425       40,511       22,088       14,769
  Other Fees...............................................         --            6          135           --
                                                             ----------   ----------    --------     --------
    Total Expenses.........................................     25,425       40,517       22,223       14,769
                                                             ----------   ----------    --------     --------
Net Investment Income/(Loss)...............................    186,236      110,665      103,023       (4,455)
                                                             ----------   ----------    --------     --------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net Realized Gain From:
  Investments..............................................    651,071      230,732      128,746      104,503
  In-kind Redemptions......................................    660,378      482,886           --           --
                                                             ----------   ----------    --------     --------
    Net Realized Gain......................................  1,311,449      713,618      128,746      104,503
Net Change in Unrealized Appreciation/(Depreciation) on
  Investments..............................................        (94)   1,897,877      685,076      567,476
                                                             ----------   ----------    --------     --------
Net Realized and Unrealized Gain on Investments............  1,311,355    2,611,495      813,822      671,979
                                                             ----------   ----------    --------     --------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $1,497,591   $2,722,160    $916,845     $667,524
                                                             ==========   ==========    ========     ========

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 67

STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           RYDEX S&P      RYDEX S&P
                                                        EQUAL WEIGHT   EQUAL WEIGHT      RYDEX S&P         RYDEX S&P
                                                            CONSUMER       CONSUMER   EQUAL WEIGHT      EQUAL WEIGHT
                                                  DISCRETIONARY ETF*   STAPLES ETF*    ENERGY ETF*   FINANCIALS ETF*
                                                  ------------------   ------------   ------------   ---------------
INVESTMENT INCOME
  Dividends.....................................      $  164,235         $135,695      $   38,982       $ 64,961
                                                      ----------         --------      ----------       --------
    Total Income................................         164,235          135,695          38,982         64,961
                                                      ----------         --------      ----------       --------
EXPENSES
  Management Fee................................          71,427           18,404          18,872         14,395
  Other Fees....................................              24               --              --             --
                                                      ----------         --------      ----------       --------
    Total Expenses..............................          71,451           18,404          18,872         14,395
                                                      ----------         --------      ----------       --------
Net Investment Income...........................          92,784          117,291          20,110         50,566
                                                      ----------         --------      ----------       --------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain From:
  Investments...................................         108,691           47,344          49,951         20,380
  In-kind Redemptions...........................              --               --              --        410,092
                                                      ----------         --------      ----------       --------
    Net Realized Gain...........................         108,691           47,344          49,951        430,472
Net Change in Unrealized Appreciation on
  Investments...................................       1,531,134          519,521       1,091,854        175,119
                                                      ----------         --------      ----------       --------
Net Realized and Unrealized Gain on
  Investments...................................       1,639,825          566,865       1,141,805        605,591
                                                      ----------         --------      ----------       --------
    NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS................................      $1,732,609         $684,156      $1,161,915       $656,157
                                                      ==========         ========      ==========       ========

* The Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 68

STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                          RYDEX S&P          RYDEX S&P        RYDEX S&P         RYDEX S&P        RYDEX S&P
                                       EQUAL WEIGHT       EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT     EQUAL WEIGHT
                                   HEALTH CARE ETF*   INDUSTRIALS ETF*   MATERIALS ETF*   TECHNOLOGY ETF*   UTILITIES ETF*
                                   ----------------   ----------------   --------------   ---------------   --------------
INVESTMENT INCOME
  Dividends......................     $   32,924          $ 63,499         $  100,003        $ 15,274         $  124,847
                                      ----------          --------         ----------        --------         ----------
    Total Income.................         32,924            63,499            100,003          15,274            124,847
                                      ----------          --------         ----------        --------         ----------
EXPENSES
  Management Fee.................         19,361            19,258             23,150          20,411             20,149
                                      ----------          --------         ----------        --------         ----------
    Total Expenses...............         19,361            19,258             23,150          20,411             20,149
                                      ----------          --------         ----------        --------         ----------
Net Investment Income/(Loss).....         13,563            44,241             76,853          (5,137)           104,698
                                      ----------          --------         ----------        --------         ----------
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
Net Realized Gain From:
  Investments....................        136,342            61,122             48,401          71,623             44,183
  In-kind Redemptions............             --                --          1,038,098              --            209,134
                                      ----------          --------         ----------        --------         ----------
    Net Realized Gain............        136,342            61,122          1,086,499          71,623            253,317
Net Change in Unrealized
  Appreciation on Investments....        954,253           823,430            306,392         731,999          1,054,566
                                      ----------          --------         ----------        --------         ----------
Net Realized and Unrealized Gain
  on Investments.................      1,090,595           884,552          1,392,891         803,622          1,307,883
                                      ----------          --------         ----------        --------         ----------
    NET INCREASE IN NET ASSETS
      RESULTING FROM
      OPERATIONS.................     $1,104,158          $928,793         $1,469,744        $798,485         $1,412,581
                                      ==========          ========         ==========        ========         ==========

* The Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 69

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 RYDEX S&P EQUAL WEIGHT ETF
                                                              ---------------------------------
                                                                  SIX MONTHS
                                                                       ENDED
                                                              APRIL 30, 2007         YEAR ENDED
                                                                 (UNAUDITED)   OCTOBER 31, 2006
                                                              --------------   ----------------
OPERATIONS
  Net Investment Income.....................................  $   12,929,957    $   18,288,154
  Net Realized Gain.........................................      39,928,565        98,930,337
  Net Change in Unrealized Appreciation on Investments......     144,848,315       112,521,932
                                                              --------------    --------------
  Net Increase in Net Assets Resulting From Operations......     197,706,837       229,740,423
                                                              --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.....................................     (10,772,207)      (17,292,008)
                                                              --------------    --------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.................................     476,159,445     1,072,339,911
  Value of Shares Reinvested................................         108,784           114,370
  Value of Shares Repurchased...............................    (138,445,077)     (596,515,156)
                                                              --------------    --------------
  Net Increase in Net Assets Resulting From Share
    Transactions............................................     337,823,152       475,939,125
                                                              --------------    --------------
    Increase in Net Assets..................................     524,757,782       688,387,540
NET ASSETS--BEGINNING OF PERIOD.............................   1,759,797,108     1,071,409,568
                                                              --------------    --------------
NET ASSETS--END OF PERIOD(1)................................  $2,284,554,890    $1,759,797,108
                                                              ==============    ==============
(1) Including Undistributed Net Investment Income...........  $    3,253,480    $    1,095,730
                                                              ==============    ==============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold...............................................       9,800,000        14,253,000
  Shares Issued in Connection with Stock Split..............              --        27,150,006
  Shares Reinvested.........................................           2,276             2,583
  Shares Repurchased........................................      (2,900,000)       (9,950,000)
  Shares Outstanding, Beginning of Period...................      38,206,589         6,751,000
                                                              --------------    --------------
  Shares Outstanding, End of Period.........................      45,108,865        38,206,589
                                                              ==============    ==============

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 70

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  RYDEX RUSSELL TOP 50 ETF
                                                              ---------------------------------
                                                                  SIX MONTHS
                                                                       ENDED
                                                              APRIL 30, 2007         YEAR ENDED
                                                                 (UNAUDITED)   OCTOBER 31, 2006
                                                              --------------   ----------------
OPERATIONS
  Net Investment Income.....................................  $   4,963,576      $  3,238,051
  Net Realized Gain.........................................     19,253,246         6,613,107
  Net Change in Unrealized Appreciation on Investments......      8,069,156        22,742,988
                                                              -------------      ------------
  Net Increase in Net Assets Resulting From Operations......     32,285,978        32,594,146
                                                              -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.....................................     (4,882,377)       (3,010,095)
                                                              -------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.................................    271,604,712       275,530,048
  Value of Shares Reinvested................................          1,488               512
  Value of Shares Repurchased...............................   (124,354,847)      (77,658,417)
                                                              -------------      ------------
  Net Increase in Net Assets Resulting From Share
    Transactions............................................    147,251,353       197,872,143
                                                              -------------      ------------
    Increase in Net Assets..................................    174,654,954       227,456,194
NET ASSETS--BEGINNING OF PERIOD.............................    364,541,415       137,085,221
                                                              -------------      ------------
NET ASSETS--END OF PERIOD(1)................................  $ 539,196,369      $364,541,415
                                                              =============      ============
(1) Including Undistributed Net Investment Income...........  $     511,400      $    430,201
                                                              =============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold...............................................      2,550,000         2,800,000
  Shares Reinvested.........................................             14                 5
  Shares Repurchased........................................     (1,150,000)         (800,000)
  Shares Outstanding, Beginning of Period...................      3,500,005         1,500,000
                                                              -------------      ------------
  Shares Outstanding, End of Period.........................      4,900,019         3,500,005
                                                              =============      ============

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 71

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            RYDEX S&P 500 PURE VALUE ETF       RYDEX S&P 500 PURE GROWTH ETF
                                                       ---------------------------------   ---------------------------------
                                                           SIX MONTHS     FOR THE PERIOD       SIX MONTHS     FOR THE PERIOD
                                                                ENDED     MARCH 1, 2006*            ENDED     MARCH 1, 2006*
                                                       APRIL 30, 2007            THROUGH   APRIL 30, 2007            THROUGH
                                                          (UNAUDITED)   OCTOBER 31, 2006      (UNAUDITED)   OCTOBER 31, 2006
                                                       --------------   ----------------   --------------   ----------------
OPERATIONS
  Net Investment Income..............................   $   282,068       $   191,191       $   129,100       $    43,592
  Net Realized Gain/(Loss)...........................       494,641           (56,285)          238,903           (51,751)
  Net Change in Unrealized Appreciation on
    Investments......................................     2,341,111         1,010,976         2,004,100           566,459
                                                        -----------       -----------       -----------       -----------
  Net Increase in Net Assets Resulting From
    Operations.......................................     3,117,820         1,145,882         2,372,103           558,300
                                                        -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................      (280,397)         (125,179)          (54,350)          (37,063)
                                                        -----------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................    19,312,213        20,211,486        31,518,196        17,128,091
  Value of Shares Reinvested.........................         1,328                --               256                --
  Value of Shares Repurchased........................            --                --                --                --
                                                        -----------       -----------       -----------       -----------
  Net Increase in Net Assets Resulting From Share
    Transactions.....................................    19,313,541        20,211,486        31,518,452        17,128,091
                                                        -----------       -----------       -----------       -----------
    Increase in Net Assets...........................    22,150,964        21,232,189        33,836,205        17,649,328
NET ASSETS--BEGINNING OF PERIOD......................    21,232,189                --        17,649,328                --
                                                        -----------       -----------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........................   $43,383,153       $21,232,189       $51,485,533       $17,649,328
                                                        ===========       ===========       ===========       ===========
(1) Including Undistributed Net Investment Income....   $    64,039       $    62,368       $    81,279       $     6,529
                                                        ===========       ===========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................       550,000           650,000           850,000           500,000
  Shares Reinvested..................................            38                --                 7                --
  Shares Repurchased.................................            --                --                --                --
  Shares Outstanding, Beginning of Period............       650,000                --           500,000                --
                                                        -----------       -----------       -----------       -----------
  Shares Outstanding, End of Period..................     1,200,038           650,000         1,350,007           500,000
                                                        ===========       ===========       ===========       ===========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 72

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    RYDEX S&P MIDCAP 400                RYDEX S&P MIDCAP 400
                                                                          PURE VALUE ETF                     PURE GROWTH ETF
                                                       ---------------------------------   ---------------------------------
                                                           SIX MONTHS     FOR THE PERIOD       SIX MONTHS     FOR THE PERIOD
                                                                ENDED     MARCH 1, 2006*            ENDED     MARCH 1, 2006*
                                                       APRIL 30, 2007            THROUGH   APRIL 30, 2007            THROUGH
                                                          (UNAUDITED)   OCTOBER 31, 2006      (UNAUDITED)   OCTOBER 31, 2006
                                                       --------------   ----------------   --------------   ----------------
OPERATIONS
  Net Investment Income..............................   $   186,236       $   161,783       $   110,665       $     8,022
  Net Realized Gain/(Loss)...........................     1,311,449          (106,316)          713,618           (23,417)
  Net Change in Unrealized
    Appreciation/(Depreciation) on Investments.......           (94)          652,057         1,897,877          (992,648)
                                                        -----------       -----------       -----------       -----------
  Net Increase/(Decrease) in Net Assets Resulting
    From Operations..................................     1,497,591           707,524         2,722,160        (1,008,043)
                                                        -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..............................      (179,556)         (133,471)         (115,045)           (5,659)
  Net Realized Gains.................................            --                --           (64,207)               --
                                                        -----------       -----------       -----------       -----------
  Total Distributions................................      (179,556)         (133,471)         (179,252)           (5,659)
                                                        -----------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........................    14,803,538        14,398,483         2,708,945        23,560,420
  Value of Shares Reinvested.........................           618                --               432                --
  Value of Shares Repurchased........................    (8,754,991)               --        (5,410,878)               --
                                                        -----------       -----------       -----------       -----------
  Net Increase/(Decrease) in Net Assets Resulting
    From Share Transactions..........................     6,049,165        14,398,483        (2,701,501)       23,560,420
                                                        -----------       -----------       -----------       -----------
    Increase/(Decrease) in Net Assets................     7,367,200        14,972,536          (158,593)       22,546,718
NET ASSETS--BEGINNING OF PERIOD......................    14,972,536                --        22,546,718                --
                                                        -----------       -----------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........................   $22,339,736       $14,972,536       $22,388,125       $22,546,718
                                                        ===========       ===========       ===========       ===========
(1) Including Undistributed Net Investment
    Income/(Loss)....................................   $    28,637       $    21,957       $    (2,017)      $     2,363
                                                        ===========       ===========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................................       400,000           450,000            50,000           450,000
  Shares Reinvested..................................            17                --                 8                --
  Shares Repurchased.................................      (250,000)               --          (100,000)               --
  Shares Outstanding, Beginning of Period............       450,000                --           450,000                --
                                                        -----------       -----------       -----------       -----------
  Shares Outstanding, End of Period..................       600,017           450,000           400,008           450,000
                                                        ===========       ===========       ===========       ===========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 73

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     RYDEX S&P SMALLCAP 600              RYDEX S&P SMALLCAP 600
                                                                             PURE VALUE ETF                     PURE GROWTH ETF
                                                          ---------------------------------   ---------------------------------
                                                              SIX MONTHS     FOR THE PERIOD       SIX MONTHS     FOR THE PERIOD
                                                                   ENDED     MARCH 1, 2006*            ENDED     MARCH 1, 2006*
                                                          APRIL 30, 2007            THROUGH   APRIL 30, 2007            THROUGH
                                                             (UNAUDITED)   OCTOBER 31, 2006      (UNAUDITED)   OCTOBER 31, 2006
                                                          --------------   ----------------   --------------   ----------------
OPERATIONS
  Net Investment Income/(Loss)..........................   $   103,023        $   55,748       $    (4,455)      $    (2,038)
  Net Realized Gain/(Loss)..............................       128,746           (25,510)          104,503          (239,219)
  Net Change in Unrealized Appreciation on
    Investments.........................................       685,076           269,282           567,476            53,611
                                                           -----------        ----------       -----------       -----------
  Net Increase/(Decrease) in Net Assets Resulting From
    Operations..........................................       916,845           299,520           667,524          (187,646)
                                                           -----------        ----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.................................       (80,121)          (47,250)               --                --
                                                           -----------        ----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.............................    16,954,045         5,766,825         2,091,203        15,469,445
  Value of Shares Reinvested............................           298                --                --                --
  Value of Shares Repurchased...........................            --                --                --        (7,462,114)
                                                           -----------        ----------       -----------       -----------
Net Increase in Net Assets Resulting From Share
  Transactions..........................................    16,954,343         5,766,825         2,091,203         8,007,331
                                                           -----------        ----------       -----------       -----------
  Increase in Net Assets................................    17,791,067         6,019,095         2,758,727         7,819,685
NET ASSETS--BEGINNING OF PERIOD.........................     6,019,095                --         7,819,685                --
                                                           -----------        ----------       -----------       -----------
NET ASSETS--END OF PERIOD(1)............................   $23,810,162        $6,019,095       $10,578,412       $ 7,819,685
                                                           ===========        ==========       ===========       ===========
(1) Including Undistributed Net Investment
    Income/(Loss).......................................   $    30,605        $    7,703       $    (4,455)      $        --
                                                           ===========        ==========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold...........................................       400,000           150,000            50,000           400,000
  Shares Reinvested.....................................             7                --                --                --
  Shares Repurchased....................................            --                --                --          (200,000)
  Shares Outstanding, Beginning of Period...............       150,000                --           200,000                --
                                                           -----------        ----------       -----------       -----------
  Shares Outstanding, End of Period.....................       550,007           150,000           250,000           200,000
                                                           ===========        ==========       ===========       ===========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 74

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                RYDEX S&P           RYDEX S&P
                                             EQUAL WEIGHT        EQUAL WEIGHT           RYDEX S&P           RYDEX S&P
                                                 CONSUMER            CONSUMER        EQUAL WEIGHT        EQUAL WEIGHT
                                       DISCRETIONARY ETF*        STAPLES ETF*         ENERGY ETF*     FINANCIALS ETF*
                                       ------------------   -----------------   -----------------   -----------------
                                           FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                        NOVEMBER 1, 2006*   NOVEMBER 1, 2006*   NOVEMBER 1, 2006*   NOVEMBER 1, 2006*
                                                  THROUGH             THROUGH             THROUGH             THROUGH
                                           APRIL 30, 2007      APRIL 30, 2007      APRIL 30, 2007      APRIL 30, 2007
                                              (UNAUDITED)         (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
                                       ------------------   -----------------   -----------------   -----------------
OPERATIONS
  Net Investment Income..............     $    92,784          $  117,291          $   20,110         $     50,566
  Net Realized Gain..................         108,691              47,344              49,951              430,472
  Net Change in Unrealized
    Appreciation on Investments......       1,531,134             519,521           1,091,854              175,119
                                          -----------          ----------          ----------         ------------
  Net Increase in Net Assets
    Resulting From Operations........       1,732,609             684,156           1,161,915              656,157
                                          -----------          ----------          ----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............         (90,965)            (45,950)            (21,066)             (41,533)
                                          -----------          ----------          ----------         ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold..........      54,817,900           7,224,635           7,251,932           29,560,717
  Value of Shares Reinvested.........              --                  --                  --                   --
  Value of Shares Repurchased........              --                  --                  --          (24,993,170)
                                          -----------          ----------          ----------         ------------
Net Increase in Net Assets Resulting
  From
  Share Transactions.................      54,817,900           7,224,635           7,251,932            4,567,547
                                          -----------          ----------          ----------         ------------
  Increase in Net Assets.............      56,459,544           7,862,841           8,392,781            5,182,171
NET ASSETS--BEGINNING OF PERIOD......              --                  --                  --                   --
                                          -----------          ----------          ----------         ------------
NET ASSETS--END OF PERIOD(1).........     $56,459,544          $7,862,841          $8,392,781         $  5,182,171
                                          ===========          ==========          ==========         ============
(1) Including Undistributed Net
    Investment Income/(Loss).........     $     1,819          $   71,341          $     (956)        $      9,033
                                          ===========          ==========          ==========         ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold........................       1,150,000             150,000             150,000              600,000
  Shares Reinvested..................              --                  --                  --                   --
  Shares Repurchased.................              --                  --                  --             (500,000)
  Shares Outstanding, Beginning of
    Period...........................              --                  --                  --                   --
                                          -----------          ----------          ----------         ------------
  Shares Outstanding, End of
    Period...........................       1,150,000             150,000             150,000              100,000
                                          ===========          ==========          ==========         ============

* The Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 75

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    RYDEX S&P              RYDEX S&P              RYDEX S&P              RYDEX S&P
                                 EQUAL WEIGHT           EQUAL WEIGHT           EQUAL WEIGHT           EQUAL WEIGHT
                                  HEALTH CARE            INDUSTRIALS              MATERIALS             TECHNOLOGY
                                         ETF*                   ETF*                   ETF*                   ETF*
                            -----------------      -----------------      -----------------      -----------------
                               FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD
                            NOVEMBER 1, 2006*      NOVEMBER 1, 2006*      NOVEMBER 1, 2006*      NOVEMBER 1, 2006*
                                      THROUGH                THROUGH                THROUGH                THROUGH
                               APRIL 30, 2007         APRIL 30, 2007         APRIL 30, 2007         APRIL 30, 2007
                                  (UNAUDITED)            (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                            -----------------      -----------------      -----------------      -----------------
OPERATIONS
  Net Investment
    Income/(Loss).........     $   13,563             $   44,241            $     76,853            $    (5,137)
  Net Realized Gain.......        136,342                 61,122               1,086,499                 71,623
  Net Change in Unrealized
    Appreciation on
    Investments...........        954,253                823,430                 306,392                731,999
                               ----------             ----------            ------------            -----------
  Net Increase in Net
    Assets Resulting From
    Operations............      1,104,158                928,793               1,469,744                798,485
                               ----------             ----------            ------------            -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net Investment Income...         (8,086)               (43,743)                (72,710)                    --
                               ----------             ----------            ------------            -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares
    Sold..................      7,419,653              7,372,664              20,248,804             12,154,577
  Value of Shares
    Reinvested............             --                     --                      --                     --
  Value of Shares
    Repurchased...........             --                     --             (15,971,551)                    --
                               ----------             ----------            ------------            -----------
Net Increase in Net Assets
  Resulting From Share
  Transactions............      7,419,653              7,372,664               4,277,253             12,154,577
                               ----------             ----------            ------------            -----------
  Increase in Net
    Assets................      8,515,725              8,257,714               5,674,287             12,953,062
NET ASSETS--BEGINNING OF
  PERIOD..................             --                     --                      --                     --
                               ----------             ----------            ------------            -----------
NET ASSETS--END OF
  PERIOD(1)...............     $8,515,725             $8,257,714            $  5,674,287            $12,953,062
                               ==========             ==========            ============            ===========
(1) Including
    Undistributed Net
    Investment
    Income/(Loss).........     $    5,477             $      498            $      4,143            $    (5,137)
                               ==========             ==========            ============            ===========
CHANGES IN SHARES
  OUTSTANDING:
  Shares Sold.............        150,000                150,000                 400,000                250,000
  Shares Reinvested.......             --                     --                      --                     --
  Shares Repurchased......             --                     --                (300,000)                    --
  Shares Outstanding,
    Beginning of Period...             --                     --                      --                     --
                               ----------             ----------            ------------            -----------
  Shares Outstanding, End
    of Period.............        150,000                150,000                 100,000                250,000
                               ==========             ==========            ============            ===========

                                    RYDEX S&P
                                 EQUAL WEIGHT
                                    UTILITIES
                                         ETF*
                            -----------------
                               FOR THE PERIOD
                            NOVEMBER 1, 2006*
                                      THROUGH
                               APRIL 30, 2007
                                  (UNAUDITED)
                            -----------------
OPERATIONS
  Net Investment
    Income/(Loss).........     $   104,698
  Net Realized Gain.......         253,317
  Net Change in Unrealized
    Appreciation on
    Investments...........       1,054,566
                               -----------
  Net Increase in Net
    Assets Resulting From
    Operations............       1,412,581
                               -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net Investment Income...         (84,353)
                               -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares
    Sold..................      13,839,342
  Value of Shares
    Reinvested............              --
  Value of Shares
    Repurchased...........      (5,707,094)
                               -----------
Net Increase in Net Assets
  Resulting From Share
  Transactions............       8,132,248
                               -----------
  Increase in Net
    Assets................       9,460,476
NET ASSETS--BEGINNING OF
  PERIOD..................              --
                               -----------
NET ASSETS--END OF
  PERIOD(1)...............     $ 9,460,476
                               ===========
(1) Including
    Undistributed Net
    Investment
    Income/(Loss).........     $    20,345
                               ===========
CHANGES IN SHARES
  OUTSTANDING:
  Shares Sold.............         250,000
  Shares Reinvested.......              --
  Shares Repurchased......        (100,000)
  Shares Outstanding,
    Beginning of Period...              --
                               -----------
  Shares Outstanding, End
    of Period.............         150,000
                               ===========

* The Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 76

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      RYDEX S&P EQUAL WEIGHT ETF
                                ---------------------------------------
                                    SIX MONTHS
                                         ENDED
                                APRIL 30, 2007               YEAR ENDED
                                   (UNAUDITED)      OCTOBER 31, 2006(1)
                                --------------      -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....              $46.06                   $39.68
                                --------------      -------------------
Net Investment Income**...                0.31                     0.52
Net Realized and
  Unrealized Gain on
  Investments.............                4.54                     6.36
                                --------------      -------------------
TOTAL FROM INVESTMENT
  OPERATIONS..............                4.85                     6.88
                                --------------      -------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....               (0.26)                   (0.50)
                                --------------      -------------------
NET ASSET VALUE AT END OF
  PERIOD..................              $50.65                   $46.06
                                ==============      ===================
TOTAL RETURN***...........               10.56%                   17.42%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  omitted)................          $2,284,555               $1,759,797
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................                0.40%****                0.40%
Net Investment Income.....                1.32%****                1.21%
Portfolio Turnover
  Rate+...................                  11%                      16%

                                              RYDEX S&P EQUAL WEIGHT ETF
                            ---------------------------------------------------------------
                                                                             FOR THE PERIOD
                                                                            APRIL 24, 2003*
                                     YEAR ENDED            YEAR ENDED               THROUGH
                            OCTOBER 31, 2005(1)   OCTOBER 31, 2004(1)   OCTOBER 31, 2003(1)
                            -------------------   -------------------   -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....               $35.70                $31.61                $25.26
                            -------------------   -------------------   -------------------
Net Investment Income**...                 0.43                  0.37                  0.18
Net Realized and
  Unrealized Gain on
  Investments.............                 3.95                  4.08                  6.33
                            -------------------   -------------------   -------------------
TOTAL FROM INVESTMENT
  OPERATIONS..............                 4.38                  4.45                  6.51
                            -------------------   -------------------   -------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....                (0.40)                (0.36)                (0.16)
                            -------------------   -------------------   -------------------
NET ASSET VALUE AT END OF
  PERIOD..................               $39.68                $35.70                $31.61
                            ===================   ===================   ===================
TOTAL RETURN***...........                12.29%                14.11%                25.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  omitted)................           $1,071,410              $485,636              $177,135
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................                 0.40%                 0.40%                 0.40%****
Net Investment Income.....                 1.11%                 1.09%                 1.13%****
Portfolio Turnover
  Rate+...................                   22%                   55%                   42%

   *   The Fund commenced operations on April 24, 2003.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
(1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            RYDEX RUSSELL TOP 50 ETF
                                                           -----------------------------------------------------------
                                                               SIX MONTHS                               FOR THE PERIOD
                                                                    ENDED                                 MAY 4, 2005*
                                                           APRIL 30, 2007                YEAR ENDED            THROUGH
                                                              (UNAUDITED)          OCTOBER 31, 2006   OCTOBER 31, 2005
                                                           --------------          ----------------   ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...................         $104.15                    $91.39             $91.51
                                                           --------------          ----------------   ----------------
Net Investment Income**..................................            1.04                      1.92               0.79
Net Realized and Unrealized Gain/(Loss) on Investments...            5.86                     12.71              (0.46)
                                                           --------------          ----------------   ----------------
TOTAL FROM INVESTMENT OPERATIONS.........................            6.90                     14.63               0.33
                                                           --------------          ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income....................................           (1.01)                    (1.87)             (0.45)
                                                           --------------          ----------------   ----------------
NET ASSET VALUE AT END OF PERIOD.........................         $110.04                   $104.15             $91.39
                                                           ==============          ================   ================
TOTAL RETURN***..........................................            6.66%                    16.18%              0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)..............        $539,196                  $364,541           $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses.................................................            0.20%****                 0.20%              0.20%****
Net Investment Income....................................            1.96%****                 1.98%              1.74%****
Portfolio Turnover Rate+.................................               1%                        7%                 1%

   *   The Fund commenced operations on May 4, 2005.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 78

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        RYDEX S&P 500                             RYDEX S&P 500
                                        PURE VALUE ETF                           PURE GROWTH ETF
                             ------------------------------------      ------------------------------------
                                 SIX MONTHS        FOR THE PERIOD          SIX MONTHS        FOR THE PERIOD
                                      ENDED        MARCH 1, 2006*               ENDED        MARCH 1, 2006*
                             APRIL 30, 2007               THROUGH      APRIL 30, 2007               THROUGH
                                (UNAUDITED)      OCTOBER 31, 2006         (UNAUDITED)      OCTOBER 31, 2006
                             --------------      ----------------      --------------      ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......          $32.66                $29.87              $35.30               $34.42
                             --------------      ----------------      --------------      ---------------
Net Investment Income**....            0.36                  0.49                0.16                 0.11
Net Realized and Unrealized
  Gain on Investments......            3.49                  2.58                2.75                 0.84
                             --------------      ----------------      --------------      ---------------
TOTAL FROM INVESTMENT
  OPERATIONS...............            3.85                  3.07                2.91                 0.95
                             --------------      ----------------      --------------      ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......           (0.36)                (0.28)              (0.07)               (0.07)
                             --------------      ----------------      --------------      ---------------
NET ASSET VALUE AT END OF
  PERIOD...................          $36.15                $32.66              $38.14               $35.30
                             ==============      ================      ==============      ===============
TOTAL RETURN***............           11.85%                10.27%               8.24%                2.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's omitted)..........         $43,383               $21,232             $51,486              $17,649
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................            0.35%****             0.35%****           0.35%****            0.35%****
Net Investment Income......            2.07%****             2.37%****           0.87%****            0.48%****
Portfolio Turnover Rate+...              24%                    4%                 23%                   7%

                                     RYDEX S&P MIDCAP 400
                                        PURE VALUE ETF
                             ------------------------------------
                                 SIX MONTHS        FOR THE PERIOD
                                      ENDED        MARCH 1, 2006*
                             APRIL 30, 2007               THROUGH
                                (UNAUDITED)      OCTOBER 31, 2006
                             --------------      ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......          $33.27                $31.53
                             --------------      ----------------
Net Investment Income**....            0.45                  0.44
Net Realized and Unrealized
  Gain on Investments......            3.93                  1.60
                             --------------      ----------------
TOTAL FROM INVESTMENT
  OPERATIONS...............            4.38                  2.04
                             --------------      ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......           (0.42)                (0.30)
                             --------------      ----------------
NET ASSET VALUE AT END OF
  PERIOD...................          $37.23                $33.27
                             ==============      ================
TOTAL RETURN***............           13.23%                 6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's omitted)..........         $22,340               $14,973
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................            0.35%****             0.35%****
Net Investment Income......            2.56%****             2.07%****
Portfolio Turnover Rate+...              44%                    4%

   *   The Fund commenced operations on March 1, 2006.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        RYDEX S&P MIDCAP 400                     RYDEX S&P SMALLCAP 600
                                          PURE GROWTH ETF                            PURE VALUE ETF
                                ------------------------------------      ------------------------------------
                                    SIX MONTHS        FOR THE PERIOD          SIX MONTHS        FOR THE PERIOD
                                         ENDED        MARCH 1, 2006*               ENDED        MARCH 1, 2006*
                                APRIL 30, 2007               THROUGH      APRIL 30, 2007               THROUGH
                                   (UNAUDITED)      OCTOBER 31, 2006         (UNAUDITED)      OCTOBER 31, 2006
                                --------------      ----------------      --------------      ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....              $50.10           $52.62                   $40.13           $38.45
                                --------------      -----------           --------------      -----------
Net Investment Income
  (Loss)**................                0.25             0.02                     0.34             0.37
Net Realized and
  Unrealized Gain/(Loss)
  on Investments..........                6.02            (2.53)                    3.08             1.62
                                --------------      -----------           --------------      -----------
TOTAL FROM INVESTMENT
  OPERATIONS..............                6.27            (2.51)                    3.42             1.99
                                --------------      -----------           --------------      -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....               (0.26)           (0.01)                   (0.26)           (0.31)
Net Realized Gains........               (0.14)              --                       --               --
                                --------------      -----------           --------------      -----------
Total Distributions.......               (0.40)           (0.01)                   (0.26)           (0.31)
                                --------------      -----------           --------------      -----------
NET ASSET VALUE AT END OF
  PERIOD..................              $55.97           $50.10                   $43.29           $40.13
                                ==============      ===========           ==============      ===========
TOTAL RETURN***...........               12.54%           (4.76)%                   8.56%            5.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  omitted)................             $22,388          $22,547                  $23,810           $6,019
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................                0.35%****        0.35%****                0.35%***         0.35%****
Net Investment Income
  (Loss)..................                0.96%****        0.07%****                1.63%***         1.46%****
Portfolio Turnover
  Rate+...................                  41%              14%                      40%               7%

                                   RYDEX S&P SMALLCAP 600
                                      PURE GROWTH ETF
                            ------------------------------------
                                SIX MONTHS        FOR THE PERIOD
                                     ENDED        MARCH 1, 2006*
                            APRIL 30, 2007               THROUGH
                               (UNAUDITED)      OCTOBER 31, 2006
                            --------------      ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....          $39.10           $39.31
                            --------------       ----------
Net Investment Income
  (Loss)**................           (0.02)           (0.01)
Net Realized and
  Unrealized Gain/(Loss)
  on Investments..........            3.23            (0.20)
                            --------------       ----------
TOTAL FROM INVESTMENT
  OPERATIONS..............            3.21            (0.21)
                            --------------       ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....              --               --
Net Realized Gains........              --               --
                            --------------       ----------
Total Distributions.......              --               --
                            --------------       ----------
NET ASSET VALUE AT END OF
  PERIOD..................          $42.31           $39.10
                            ==============       ==========
TOTAL RETURN***...........            8.22%           (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  omitted)................         $10,578           $7,820
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................            0.35%****        0.35%****
Net Investment Income
  (Loss)..................           -0.11%****       -0.04%****
Portfolio Turnover
  Rate+...................              33%              14%

   *   The Fund commenced operations on March 1, 2006.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 80

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   RYDEX S&P
                                                EQUAL WEIGHT              RYDEX S&P
                                                    CONSUMER           EQUAL WEIGHT
                                               DISCRETIONARY       CONSUMER STAPLES
                                                         ETF                    ETF
                                           -----------------      -----------------
                                              FOR THE PERIOD         FOR THE PERIOD
                                           NOVEMBER 1, 2006*      NOVEMBER 1, 2006*
                                                     THROUGH                THROUGH
                                              APRIL 30, 2007         APRIL 30, 2007
                                                 (UNAUDITED)            (UNAUDITED)
                                           -----------------      -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...             $44.98                 $48.16
                                           -----------------      -----------------
Net Investment Income**..................               0.15                   0.78
Net Realized and Unrealized Gain on
  Investments**..........................               4.13                   3.79
                                           -----------------      -----------------
TOTAL FROM INVESTMENT OPERATIONS.........               4.28                   4.57
                                           -----------------      -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income....................              (0.16)                 (0.31)
                                           -----------------      -----------------
NET ASSET VALUE AT END OF PERIOD.........             $49.10                 $52.42
                                           =================      =================
TOTAL RETURN***..........................               9.51%                  9.50%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)...............................            $56,460                 $7,863
RATIO TO AVERAGE NET ASSETS OF:
Expenses.................................               0.50%****              0.50%****
Net Investment Income....................               0.65%****              3.17%****
Portfolio Turnover Rate+.................                 12%                     9%


                                                   RYDEX S&P              RYDEX S&P
                                                EQUAL WEIGHT           EQUAL WEIGHT
                                                      ENERGY             FINANCIALS
                                                         ETF                    ETF
                                           -----------------      -----------------
                                              FOR THE PERIOD         FOR THE PERIOD
                                           NOVEMBER 1, 2006*      NOVEMBER 1, 2006*
                                                     THROUGH                THROUGH
                                              APRIL 30, 2007         APRIL 30, 2007
                                                 (UNAUDITED)            (UNAUDITED)
                                           -----------------      -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...             $48.35                 $48.57
                                           -----------------      -----------------
Net Investment Income**..................               0.13                   0.44
Net Realized and Unrealized Gain on
  Investments**..........................               7.61                   3.23
                                           -----------------      -----------------
TOTAL FROM INVESTMENT OPERATIONS.........               7.74                   3.67
                                           -----------------      -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income....................              (0.14)                 (0.42)
                                           -----------------      -----------------
NET ASSET VALUE AT END OF PERIOD.........             $55.95                 $51.82
                                           =================      =================
TOTAL RETURN***..........................              16.06%                  7.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)...............................             $8,393                 $5,182
RATIO TO AVERAGE NET ASSETS OF:
Expenses.................................               0.50%****              0.50%****
Net Investment Income....................               0.53%****              1.75%****
Portfolio Turnover Rate+.................                 14%                    15%

   *   The Fund commenced operations on November 1, 2006.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    RYDEX S&P              RYDEX S&P              RYDEX S&P              RYDEX S&P
                                 EQUAL WEIGHT           EQUAL WEIGHT           EQUAL WEIGHT           EQUAL WEIGHT
                                  HEALTH CARE            INDUSTRIALS              MATERIALS             TECHNOLOGY
                                          ETF                    ETF                    ETF                    ETF
                            -----------------      -----------------      -----------------      -----------------
                               FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD
                            NOVEMBER 1, 2006*      NOVEMBER 1, 2006*      NOVEMBER 1, 2006*      NOVEMBER 1, 2006*
                                      THROUGH                THROUGH                THROUGH                THROUGH
                               APRIL 30, 2007         APRIL 30, 2007         APRIL 30, 2007         APRIL 30, 2007
                                  (UNAUDITED)            (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                            -----------------      -----------------      -----------------      -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....             $49.46                 $49.15                 $48.43                 $47.80
                            -----------------      -----------------      -----------------      -----------------
Net Investment
  Income/(Loss)**.........               0.09                   0.29                   0.44                  (0.03)
Net Realized and
  Unrealized Gain on
  Investments**...........               7.27                   5.90                   8.16                   4.04
                            -----------------      -----------------      -----------------      -----------------
TOTAL FROM INVESTMENT
  OPERATIONS..............               7.36                   6.19                   8.60                   4.01
                            -----------------      -----------------      -----------------      -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....              (0.05)                 (0.29)                 (0.29)                    --
                            -----------------      -----------------      -----------------      -----------------
NET ASSET VALUE AT END OF
  PERIOD..................             $56.77                 $55.05                 $56.74                 $51.81
                            =================      =================      =================      =================
TOTAL RETURN***...........              14.89%                 12.64%                 17.80%                  8.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  omitted)................             $8,516                 $8,258                 $5,674                $12,953
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................               0.50%****              0.50%****              0.50%****              0.50%****
Net Investment Income.....               0.35%****              1.14%****              1.65%****             -0.13%****
Portfolio Turnover
  Rate+...................                 59%                    13%                    18%                    18%

                                    RYDEX S&P
                                 EQUAL WEIGHT
                                    UTILITIES
                                          ETF
                            -----------------
                               FOR THE PERIOD
                            NOVEMBER 1, 2006*
                                      THROUGH
                               APRIL 30, 2007
                                  (UNAUDITED)
                            -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....             $54.91
                            -----------------
Net Investment
  Income/(Loss)**.........               0.75
Net Realized and
  Unrealized Gain on
  Investments**...........               7.97
                            -----------------
TOTAL FROM INVESTMENT
  OPERATIONS..............               8.72
                            -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....              (0.56)
                            -----------------
NET ASSET VALUE AT END OF
  PERIOD..................             $63.07
                            =================
TOTAL RETURN***...........              15.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  omitted)................             $9,460
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................               0.50%****
Net Investment Income.....               2.58%****
Portfolio Turnover
  Rate+...................                  9%

   *   The Fund commenced operations on November 1, 2006.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT 82

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         April 30, 2007
--------------------------------------------------------------------------------
1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of seventeen series: Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF (each a "Fund" and collectively, the "Funds"). Rydex S&P Equal Weight ETF commenced operations on April 24, 2003. Rydex Russell Top 50 ETF commenced operations on May 4, 2005. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index. Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index. Rydex S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Index Consumer Discretionary, the Rydex S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Index Consumer Staples, the Rydex S&P Equal Weight Energy ETF tracks the S&P Equal Weight Index Energy, the Rydex S&P Equal Weight Financials ETF tracks the S&P Equal Weight Index Financials, the Rydex S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Index Health Care, the Rydex S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Index Industrials, the Rydex S&P Equal Weight Materials ETF tracks the S&P Equal Weight Index Materials, the Rydex S&P Equal Weight Technology ETF tracks the S&P Equal Weight Index Information Technology and the Rydex S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Index Telecommunication Services & Utilities. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the

                                                           SEMI-ANNUAL REPORT 83

--------------------------------------------------------------------------------

primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

On September 15, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standard No. 157 Fair Value Measurement ("FAS 157") which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds' investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the six months ended April 30, 2007, the Funds had not engaged in repurchase transactions.

D. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2007, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind gains for the six months ended April 30, 2007 are disclosed in the Funds Statement of Operations.

 SEMI-ANNUAL REPORT 84

--------------------------------------------------------------------------------

At April 30, 2007, the Funds had a capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                                  2010         2013          2014
                                                              --------   ----------   -----------
Rydex S&P Equal Weight ETF..................................  $272,282   $5,596,230   $10,726,815
Rydex Russell Top 50 ETF....................................        --       88,468       675,404
Rydex S&P 500 Pure Value ETF................................        --           --        44,302
Rydex S&P 500 Pure Growth ETF...............................        --           --        28,988
Rydex S&P MidCap 400 Pure Value ETF.........................        --           --        94,708
Rydex S&P MidCap 400 Pure Growth ETF........................        --           --            --
Rydex S&P SmallCap 600 Pure Value ETF.......................        --           --        16,696
Rydex S&P SmallCap 600 Pure Growth ETF......................        --           --        27,599
Rydex S&P Equal Weight Consumer Discretionary ETF...........        --           --            --
Rydex S&P Equal Weight Consumer Staples ETF.................        --           --            --
Rydex S&P Equal Weight Energy ETF...........................        --           --            --
Rydex S&P Equal Weight Financials ETF.......................        --           --            --
Rydex S&P Equal Weight Health Care ETF......................        --           --            --
Rydex S&P Equal Weight Industrials ETF......................        --           --            --
Rydex S&P Equal Weight Materials ETF........................        --           --            --
Rydex S&P Equal Weight Technology ETF.......................        --           --            --
Rydex S&P Equal Weight Utilities ETF........................        --           --            --

On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely- than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

E. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

F. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50 ETF and Rydex S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of

                                                           SEMI-ANNUAL REPORT 85

--------------------------------------------------------------------------------

the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                              ADVISORY FEE
                                                              ------------
Rydex S&P Equal Weight ETF..................................         0.40%
Rydex Russell Top 50 ETF....................................         0.20%
Rydex S&P 500 Pure Value ETF................................         0.35%
Rydex S&P 500 Pure Growth ETF...............................         0.35%
Rydex S&P MidCap 400 Pure Value ETF.........................         0.35%
Rydex S&P MidCap 400 Pure Growth ETF........................         0.35%
Rydex S&P SmallCap 600 Pure Value ETF.......................         0.35%
Rydex S&P SmallCap 600 Pure Growth ETF......................         0.35%
Rydex S&P Equal Weight Consumer Discretionary ETF...........         0.50%
Rydex S&P Equal Weight Consumer Staples ETF.................         0.50%
Rydex S&P Equal Weight Energy ETF...........................         0.50%
Rydex S&P Equal Weight Financials ETF.......................         0.50%
Rydex S&P Equal Weight Health Care ETF......................         0.50%
Rydex S&P Equal Weight Industrials ETF......................         0.50%
Rydex S&P Equal Weight Materials ETF........................         0.50%
Rydex S&P Equal Weight Technology ETF.......................         0.50%
Rydex S&P Equal Weight Utilities ETF........................         0.50%

The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2007, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash

 SEMI-ANNUAL REPORT 86

--------------------------------------------------------------------------------

component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                      MINIMUM
                                                              TRANSACTION FEE
                                                              ---------------
Rydex S&P Equal Weight ETF..................................           $2,000
Rydex Russell Top 50 ETF....................................              500
Rydex S&P 500 Pure Value ETF................................            1,000
Rydex S&P 500 Pure Growth ETF...............................            1,000
Rydex S&P MidCap 400 Pure Value ETF.........................              750
Rydex S&P MidCap 400 Pure Growth ETF........................              750
Rydex S&P SmallCap 600 Pure Value ETF.......................            1,000
Rydex S&P SmallCap 600 Pure Growth ETF......................            1,000
Rydex S&P Equal Weight Consumer Discretionary ETF...........              750
Rydex S&P Equal Weight Consumer Staples ETF.................              500
Rydex S&P Equal Weight Energy ETF...........................              500
Rydex S&P Equal Weight Financials ETF.......................              750
Rydex S&P Equal Weight Health Care ETF......................              500
Rydex S&P Equal Weight Industrials ETF......................              500
Rydex S&P Equal Weight Materials ETF........................              500
Rydex S&P Equal Weight Technology ETF.......................              750
Rydex S&P Equal Weight Utilities ETF........................              500

5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2007 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
                                                              -------------   ------------
Rydex S&P Equal Weight ETF..................................  $475,053,289    $137,509,820
Rydex Russell Top 50 ETF....................................   268,864,109     123,898,183
Rydex S&P 500 Pure Value ETF................................    19,271,797              --
Rydex S&P 500 Pure Growth ETF...............................    31,493,993              --
Rydex S&P MidCap 400 Pure Value ETF.........................    14,763,237       8,681,226
Rydex S&P MidCap 400 Pure Growth ETF........................     2,709,257       5,411,275
Rydex S&P SmallCap 600 Pure Value ETF.......................    16,864,336              --
Rydex S&P SmallCap 600 Pure Growth ETF......................     2,092,319              --
Rydex S&P Equal Weight Consumer Discretionary ETF...........    54,574,401              --
Rydex S&P Equal Weight Consumer Staples ETF.................     7,224,944              --
Rydex S&P Equal Weight Energy ETF...........................     7,252,144              --
Rydex S&P Equal Weight Financials ETF.......................    29,515,781      24,978,240
Rydex S&P Equal Weight Health Care ETF......................     7,419,930              --
Rydex S&P Equal Weight Industrials ETF......................     7,372,804              --
Rydex S&P Equal Weight Materials ETF........................    20,236,584      15,970,615
Rydex S&P Equal Weight Technology ETF.......................    12,157,185              --
Rydex S&P Equal Weight Utilities ETF........................    13,834,457       5,707,091

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                 PURCHASES          SALES
                                                              ------------   ------------
Rydex S&P Equal Weight ETF..................................  $222,285,144   $224,851,539
Rydex Russell Top 50 ETF....................................     5,823,019      9,164,760
Rydex S&P 500 Pure Value ETF................................     6,942,962      6,678,254
Rydex S&P 500 Pure Growth ETF...............................     7,001,120      7,729,156
Rydex S&P MidCap 400 Pure Value ETF.........................     7,144,761      6,706,642
Rydex S&P MidCap 400 Pure Growth ETF........................     9,934,472      9,225,049
Rydex S&P SmallCap 600 Pure Value ETF.......................     5,400,759      5,375,606
Rydex S&P SmallCap 600 Pure Growth ETF......................     3,115,557      2,760,677
Rydex S&P Equal Weight Consumer Discretionary ETF...........     3,600,264      3,521,351
Rydex S&P Equal Weight Consumer Staples ETF.................       720,447        668,669
Rydex S&P Equal Weight Energy ETF...........................     1,063,407      1,166,915
Rydex S&P Equal Weight Financials ETF.......................     1,038,144      1,018,675
Rydex S&P Equal Weight Health Care ETF......................     4,685,832      4,620,994
Rydex S&P Equal Weight Industrials ETF......................     1,001,842      1,043,701
Rydex S&P Equal Weight Materials ETF........................     1,354,331      1,467,053
Rydex S&P Equal Weight Technology ETF.......................     1,440,047      1,459,424
Rydex S&P Equal Weight Utilities ETF........................       745,029        716,757

                                                           SEMI-ANNUAL REPORT 87

--------------------------------------------------------------------------------

At April 30, 2007, gross unrealized appreciation of investments for the Funds were as follows:

                                                                                      GROSS          GROSS   NET UNREALIZED
                                                                  IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                                        COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                              --------------   ------------   ------------   --------------
Rydex S&P Equal Weight ETF..................................  $2,005,100,957   $315,386,352   $36,760,493     $278,625,859
Rydex Russell Top 50 ETF....................................     510,045,703     32,887,175     4,137,456       28,749,719
Rydex S&P 500 Pure Value ETF................................      39,988,935      3,650,545       298,458        3,352,087
Rydex S&P 500 Pure Growth ETF...............................      48,907,658      3,374,977       804,418        2,570,559
Rydex S&P MidCap 400 Pure Value ETF.........................      21,669,560      1,190,163       538,200          651,963
Rydex S&P MidCap 400 Pure Growth ETF........................      21,485,983      2,086,070     1,180,841          905,229
Rydex S&P SmallCap 600 Pure Value ETF.......................      22,837,848      1,724,901       770,543          954,358
Rydex S&P SmallCap 600 Pure Growth ETF......................       9,959,857      1,091,952       470,865          621,087
Rydex S&P Equal Weight Consumer Discretionary ETF...........      54,930,736      2,717,827     1,186,693        1,531,134
Rydex S&P Equal Weight Consumer Staples ETF.................       7,333,830        665,912       146,391          519,521
Rydex S&P Equal Weight Energy ETF...........................       7,301,525      1,106,751        14,897        1,091,854
Rydex S&P Equal Weight Financials ETF.......................       5,003,851        249,216        74,097          175,119
Rydex S&P Equal Weight Health Care ETF......................       7,561,615      1,001,573        47,320          954,253
Rydex S&P Equal Weight Industrials ETF......................       7,433,231        879,461        56,031          823,430
Rydex S&P Equal Weight Materials ETF........................       5,366,336        407,811       101,419          306,392
Rydex S&P Equal Weight Technology ETF.......................      12,214,429        945,500       213,501          731,999
Rydex S&P Equal Weight Utilities ETF........................       8,393,481      1,059,665         5,099        1,054,566

 SEMI-ANNUAL REPORT 88

SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------
PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

                                                           SEMI-ANNUAL REPORT 89

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                                 LENGTH OF SERVICE
     NAME, POSITION AND                             AS TRUSTEE
       YEAR OF BIRTH                               (YEAR BEGAN)                           NUMBER OF FUNDS OVERSEEN
----------------------------  -------------------------------------------------------   ----------------------------
CARL G. VERBONCOEUR*                         Rydex Series Funds - 2004                              140
Trustee, President (1952)                   Rydex Variable Trust - 2004
                                            Rydex Dynamic Funds - 2004
                                              Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                                ---------------

MICHAEL P. BYRUM*                            Rydex Series Funds - 2005                              140
Trustee, Vice President                     Rydex Variable Trust - 2005
(1970)                                      Rydex Dynamic Funds - 2005
                                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                 LENGTH OF SERVICE
     NAME, POSITION AND                             AS TRUSTEE
       YEAR OF BIRTH                               (YEAR BEGAN)                           NUMBER OF FUNDS OVERSEEN
----------------------------  -------------------------------------------------------   ----------------------------
JOHN O. DEMARET                              Rydex Series Funds - 1997                              132
Trustee, Chairman of the                    Rydex Variable Trust - 1998
Board (1940)                                Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  Retired

                                ---------------

COREY A. COLEHOUR                            Rydex Series Funds - 1993                              132
Trustee (1945)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006-present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                                ---------------

J. KENNETH DALTON                            Rydex Series Funds - 1995                              132
Trustee (1941)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                ---------------

WERNER E. KELLER                             Rydex Series Funds - 2005                              132
Trustee (1940)                              Rydex Variable Trust - 2005
                                            Rydex Dynamic Funds - 2005
                                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                ---------------

THOMAS F. LYDON, JR.                         Rydex Series Funds - 2005                              132
Trustee (1960)                              Rydex Variable Trust - 2005
                                            Rydex Dynamic Funds - 2005
                                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  President, Global Trends
Investments

                                ---------------

PATRICK T. MCCARVILLE                        Rydex Series Funds - 1997                              132
Trustee (1942)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                ---------------

 SEMI-ANNUAL REPORT 90

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONT.)


                                                 LENGTH OF SERVICE
     NAME, POSITION AND                             AS TRUSTEE
       YEAR OF BIRTH                               (YEAR BEGAN)                           NUMBER OF FUNDS OVERSEEN
----------------------------  -------------------------------------------------------   ----------------------------
ROGER SOMERS                                 Rydex Series Funds - 1993                              132
Trustee (1944)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                   NAME, POSITION AND
                     YEAR OF BIRTH                              PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
--------------------------------------------------------  --------------------------------------------------------
NICK BONOS*                                               Chief Financial Officer of Rydex Specialized Products,
Vice President and Treasurer (1963)                       LLC (2005 to present); Vice President and Treasurer of
                                                          Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic
                                                          Funds, and Rydex ETF Trust (2003 to present); Senior
                                                          Vice President of Rydex Investments (2003 to present);
                                                          Vice President and Treasurer of Rydex Capital Partners
                                                          SPhinX Fund (2003 to 2006); Vice President of Accounting
                                                          of Rydex Investments (2000 to 2003)
JOANNA M. HAIGNEY*                                        Chief Compliance Officer of Rydex Series Funds, Rydex
Chief Compliance Officer and Secretary (1966)             Variable Trust, and Rydex Dynamic Funds (2004 to
                                                          present); Secretary of Rydex Series Funds, Rydex
                                                          Variable Trust, and Rydex Dynamic Funds (2000 to
                                                          present); Secretary of Rydex ETF Trust (2002 to
                                                          present); Vice President of Compliance of Rydex
                                                          Investments (2000 to present); Secretary of Rydex
                                                          Capital Partners SPhinX Fund (2003 to 2006)
JOSEPH ARRUDA*                                            Assistant Treasurer of Rydex Series Funds, Rydex
Assistant Treasurer (1966)                                Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust
                                                          (2006); Vice President of Rydex Investments (2004 to
                                                          present); Director of Accounting of Rydex Investments
                                                          (2003 to 2004); Vice President of Mutual Funds, State
                                                          Street Bank & Trust (2000 to 2003)
PAULA BILLOS*                                             Controller of Rydex Series Funds, Rydex Variable Trust,
Controller (1974)                                         Rydex Dynamic Funds, Rydex ETF Trust (2006); Director of
                                                          Fund Administration of Rydex Investments (2001 to
                                                          present)

* Officers of the Fund are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.

[RYDEX INVESTMENTS LOGO]                                               [GRAPHIC]


         9601 Blackwell Road o Suite 500 o Rockville, MD 20850
         www.rydexinvestments.com o 800.820.0888

         ETF-SEMI-ANN-0407X1007

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on July 5, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Rydex ETF Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     July 5, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     July 5, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Nick Bonos
                         -------------------------------------------------------
                                    Nick Bonos, Vice President and Treasurer

Date     July 5, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.